UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23751

First American Funds Trust

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Brent G. Smith, 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1) is included hereunder.

First American Government Obligations Fund
Class A | FAAXX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$37	0.74%
*	Annualized
KEY FUND STATISTICS

Net Assets	$125,899,511,621
Number of Holdings	410
Net Advisory Fee	$59,661,209
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	39.6%
U.S. Treasury Debt	28.9%
U.S. Government Agency Debt	23.9%
U.S. Government Agency Repurchase Agreements	5.6%
Other Assets and Liabilities, Net	1.3%
Investment Companies	0.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR-SAR-31846V849

First American Government Obligations Fund
Class D | FGDXX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class D	$30	0.60%
*	Annualized
KEY FUND STATISTICS

Net Assets	$125,899,511,621
Number of Holdings	410
Net Advisory Fee	$59,661,209
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	39.6%
U.S. Treasury Debt	28.9%
U.S. Government Agency Debt	23.9%
U.S. Government Agency Repurchase Agreements	5.6%
Other Assets and Liabilities, Net	1.3%
Investment Companies	0.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR-SAR-31846V401

First American Government Obligations Fund
Class P | FPPXX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class P	$8	0.15%
*	Annualized
KEY FUND STATISTICS

Net Assets	$125,899,511,621
Number of Holdings	410
Net Advisory Fee	$59,661,209
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	39.6%
U.S. Treasury Debt	28.9%
U.S. Government Agency Debt	23.9%
U.S. Government Agency Repurchase Agreements	5.6%
Other Assets and Liabilities, Net	1.3%
Investment Companies	0.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR-SAR-31846V237

First American Government Obligations Fund
Class T | FTGXX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class T	$20	0.40%
*	Annualized
KEY FUND STATISTICS

Net Assets	$125,899,511,621
Number of Holdings	410
Net Advisory Fee	$59,661,209
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	39.6%
U.S. Treasury Debt	28.9%
U.S. Government Agency Debt	23.9%
U.S. Government Agency Repurchase Agreements	5.6%
Other Assets and Liabilities, Net	1.3%
Investment Companies	0.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR-SAR-31846V195

First American Government Obligations Fund
Class U | FGUXX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class U	$6	0.12%
*	Annualized
KEY FUND STATISTICS

Net Assets	$125,899,511,621
Number of Holdings	410
Net Advisory Fee	$59,661,209
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	39.6%
U.S. Treasury Debt	28.9%
U.S. Government Agency Debt	23.9%
U.S. Government Agency Repurchase Agreements	5.6%
Other Assets and Liabilities, Net	1.3%
Investment Companies	0.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR-SAR-31846V211

First American Government Obligations Fund
Class V | FVIXX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class V	$15	0.30%
*	Annualized
KEY FUND STATISTICS

Net Assets	$125,899,511,621
Number of Holdings	410
Net Advisory Fee	$59,661,209
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	39.6%
U.S. Treasury Debt	28.9%
U.S. Government Agency Debt	23.9%
U.S. Government Agency Repurchase Agreements	5.6%
Other Assets and Liabilities, Net	1.3%
Investment Companies	0.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR-SAR-31846V443

First American Government Obligations Fund
Class X | FGXXX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class X	$7	0.14%
*	Annualized
KEY FUND STATISTICS

Net Assets	$125,899,511,621
Number of Holdings	410
Net Advisory Fee	$59,661,209
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	39.6%
U.S. Treasury Debt	28.9%
U.S. Government Agency Debt	23.9%
U.S. Government Agency Repurchase Agreements	5.6%
Other Assets and Liabilities, Net	1.3%
Investment Companies	0.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR-SAR-31846V336

First American Government Obligations Fund
Class Y | FGVXX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$23	0.45%
*	Annualized
KEY FUND STATISTICS

Net Assets	$125,899,511,621
Number of Holdings	410
Net Advisory Fee	$59,661,209
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	39.6%
U.S. Treasury Debt	28.9%
U.S. Government Agency Debt	23.9%
U.S. Government Agency Repurchase Agreements	5.6%
Other Assets and Liabilities, Net	1.3%
Investment Companies	0.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR-SAR-31846V203

First American Government Obligations Fund
Class Z | FGZXX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Z	$9	0.18%
*	Annualized
KEY FUND STATISTICS

Net Assets	$125,899,511,621
Number of Holdings	410
Net Advisory Fee	$59,661,209
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	39.6%
U.S. Treasury Debt	28.9%
U.S. Government Agency Debt	23.9%
U.S. Government Agency Repurchase Agreements	5.6%
Other Assets and Liabilities, Net	1.3%
Investment Companies	0.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR-SAR-31846V567

First American Institutional Prime Obligations Fund
Class T | FIUXX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the First American Institutional Prime Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class T	$20	0.40%
*	Annualized
KEY FUND STATISTICS

Net Assets	$1,158,815,405
Number of Holdings	30
Net Advisory Fee	$535,823
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	41.9%
Other Repurchase Agreements	23.0%
Non-Negotiable Time Deposits	13.8%
Financial Company Commercial Paper	12.0%
Asset Backed Commercial Paper	6.9%
Variable Rate Demand Notes	1.8%
Certificates of Deposit	0.8%
Liabilities in Excess of Other Assets	-0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Institutional Prime Obligations Fund	PAGE 1	TSR-SAR-31846V732

First American Institutional Prime Obligations Fund
Class V | FPIXX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the First American Institutional Prime Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class V	$15	0.30%
*	Annualized
KEY FUND STATISTICS

Net Assets	$1,158,815,405
Number of Holdings	30
Net Advisory Fee	$535,823
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	41.9%
Other Repurchase Agreements	23.0%
Non-Negotiable Time Deposits	13.8%
Financial Company Commercial Paper	12.0%
Asset Backed Commercial Paper	6.9%
Variable Rate Demand Notes	1.8%
Certificates of Deposit	0.8%
Liabilities in Excess of Other Assets	-0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Institutional Prime Obligations Fund	PAGE 1	TSR-SAR-31846V435

First American Institutional Prime Obligations Fund
Class Y | FAIXX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the First American Institutional Prime Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$23	0.45%
*	Annualized
KEY FUND STATISTICS

Net Assets	$1,158,815,405
Number of Holdings	30
Net Advisory Fee	$535,823
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	41.9%
Other Repurchase Agreements	23.0%
Non-Negotiable Time Deposits	13.8%
Financial Company Commercial Paper	12.0%
Asset Backed Commercial Paper	6.9%
Variable Rate Demand Notes	1.8%
Certificates of Deposit	0.8%
Liabilities in Excess of Other Assets	-0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Institutional Prime Obligations Fund	PAGE 1	TSR-SAR-31846V104

First American Institutional Prime Obligations Fund
Class Z | FPZXX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the First American Institutional Prime Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Z	$10	0.20%
*	Annualized
KEY FUND STATISTICS

Net Assets	$1,158,815,405
Number of Holdings	30
Net Advisory Fee	$535,823
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	41.9%
Other Repurchase Agreements	23.0%
Non-Negotiable Time Deposits	13.8%
Financial Company Commercial Paper	12.0%
Asset Backed Commercial Paper	6.9%
Variable Rate Demand Notes	1.8%
Certificates of Deposit	0.8%
Liabilities in Excess of Other Assets	-0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Institutional Prime Obligations Fund	PAGE 1	TSR-SAR-31846V625

First American Retail Prime Obligations Fund
Class A | FAPXX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$38	0.75%
*	Annualized
KEY FUND STATISTICS

Net Assets	$3,079,568,762
Number of Holdings	182
Net Advisory Fee	$1,699,604
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	26.1%
Financial Company Commercial Paper	22.8%
Non-Negotiable Time Deposits	14.1%
U.S. Treasury Repurchase Agreements	13.3%
Asset Backed Commercial Paper	9.4%
Certificates of Deposit	9.1%
Other Instruments	3.0%
Non-Financial Company Commercial Paper	1.6%
U.S. Government Agency Repurchase Agreements	0.8%
Liabilities in Excess of Other Assets	-0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Prime Obligations Fund	PAGE 1	TSR-SAR-31846V310

First American Retail Prime Obligations Fund
Class T | FEIXX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class T	$20	0.40%
*	Annualized
KEY FUND STATISTICS

Net Assets	$3,079,568,762
Number of Holdings	182
Net Advisory Fee	$1,699,604
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	26.1%
Financial Company Commercial Paper	22.8%
Non-Negotiable Time Deposits	14.1%
U.S. Treasury Repurchase Agreements	13.3%
Asset Backed Commercial Paper	9.4%
Certificates of Deposit	9.1%
Other Instruments	3.0%
Non-Financial Company Commercial Paper	1.6%
U.S. Government Agency Repurchase Agreements	0.8%
Liabilities in Excess of Other Assets	-0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Prime Obligations Fund	PAGE 1	TSR-SAR-31846V294

First American Retail Prime Obligations Fund
Class V | FPUXX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class V	$15	0.30%
*	Annualized
KEY FUND STATISTICS

Net Assets	$3,079,568,762
Number of Holdings	182
Net Advisory Fee	$1,699,604
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	26.1%
Financial Company Commercial Paper	22.8%
Non-Negotiable Time Deposits	14.1%
U.S. Treasury Repurchase Agreements	13.3%
Asset Backed Commercial Paper	9.4%
Certificates of Deposit	9.1%
Other Instruments	3.0%
Non-Financial Company Commercial Paper	1.6%
U.S. Government Agency Repurchase Agreements	0.8%
Liabilities in Excess of Other Assets	-0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Prime Obligations Fund	PAGE 1	TSR-SAR-31846V260

First American Retail Prime Obligations Fund
Class X | FXRXX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class X	$7	0.14%
*	Annualized
KEY FUND STATISTICS

Net Assets	$3,079,568,762
Number of Holdings	182
Net Advisory Fee	$1,699,604
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	26.1%
Financial Company Commercial Paper	22.8%
Non-Negotiable Time Deposits	14.1%
U.S. Treasury Repurchase Agreements	13.3%
Asset Backed Commercial Paper	9.4%
Certificates of Deposit	9.1%
Other Instruments	3.0%
Non-Financial Company Commercial Paper	1.6%
U.S. Government Agency Repurchase Agreements	0.8%
Liabilities in Excess of Other Assets	-0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Prime Obligations Fund	PAGE 1	TSR-SAR-31846V245

First American Retail Prime Obligations Fund
Class Y | FYRXX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$23	0.45%
*	Annualized
KEY FUND STATISTICS

Net Assets	$3,079,568,762
Number of Holdings	182
Net Advisory Fee	$1,699,604
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	26.1%
Financial Company Commercial Paper	22.8%
Non-Negotiable Time Deposits	14.1%
U.S. Treasury Repurchase Agreements	13.3%
Asset Backed Commercial Paper	9.4%
Certificates of Deposit	9.1%
Other Instruments	3.0%
Non-Financial Company Commercial Paper	1.6%
U.S. Government Agency Repurchase Agreements	0.8%
Liabilities in Excess of Other Assets	-0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Prime Obligations Fund	PAGE 1	TSR-SAR-31846V286

First American Retail Prime Obligations Fund
Class Z | FZRXX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Z	$10	0.20%
*	Annualized
KEY FUND STATISTICS

Net Assets	$3,079,568,762
Number of Holdings	182
Net Advisory Fee	$1,699,604
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	26.1%
Financial Company Commercial Paper	22.8%
Non-Negotiable Time Deposits	14.1%
U.S. Treasury Repurchase Agreements	13.3%
Asset Backed Commercial Paper	9.4%
Certificates of Deposit	9.1%
Other Instruments	3.0%
Non-Financial Company Commercial Paper	1.6%
U.S. Government Agency Repurchase Agreements	0.8%
Liabilities in Excess of Other Assets	-0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Prime Obligations Fund	PAGE 1	TSR-SAR-31846V278

First American Retail Tax Free Obligations Fund
Class A | FTAXX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$37	0.75%
*	Annualized
KEY FUND STATISTICS

Net Assets	$373,565,164
Number of Holdings	44
Net Advisory Fee	$132,718
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	72.9%
Other Municipal Securities	14.5%
Non-Financial Company Commercial Paper	12.3%
Other Assets and Liabilities, Net	0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Tax Free Obligations Fund	PAGE 1	TSR-SAR-31846V872

First American Retail Tax Free Obligations Fund
Class T | FTJXX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class T	$20	0.40%
*	Annualized
KEY FUND STATISTICS

Net Assets	$373,565,164
Number of Holdings	44
Net Advisory Fee	$132,718
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	72.9%
Other Municipal Securities	14.5%
Non-Financial Company Commercial Paper	12.3%
Other Assets and Liabilities, Net	0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Tax Free Obligations Fund	PAGE 1	TSR-SAR-31846V187

First American Retail Tax Free Obligations Fund
Class V | FHIXX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class V	$15	0.30%
*	Annualized
KEY FUND STATISTICS

Net Assets	$373,565,164
Number of Holdings	44
Net Advisory Fee	$132,718
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	72.9%
Other Municipal Securities	14.5%
Non-Financial Company Commercial Paper	12.3%
Other Assets and Liabilities, Net	0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Tax Free Obligations Fund	PAGE 1	TSR-SAR-31846V427

First American Retail Tax Free Obligations Fund
Class Y | FFCXX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$22	0.45%
*	Annualized
KEY FUND STATISTICS

Net Assets	$373,565,164
Number of Holdings	44
Net Advisory Fee	$132,718
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	72.9%
Other Municipal Securities	14.5%
Non-Financial Company Commercial Paper	12.3%
Other Assets and Liabilities, Net	0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Tax Free Obligations Fund	PAGE 1	TSR-SAR-31846V864

First American Retail Tax Free Obligations Fund
Class Z | FTZXX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Z	$10	0.20%
*	Annualized
KEY FUND STATISTICS

Net Assets	$373,565,164
Number of Holdings	44
Net Advisory Fee	$132,718
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	72.9%
Other Municipal Securities	14.5%
Non-Financial Company Commercial Paper	12.3%
Other Assets and Liabilities, Net	0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Tax Free Obligations Fund	PAGE 1	TSR-SAR-31846V559

First American Treasury Obligations Fund
Class A | FATXX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$37	0.74%
*	Annualized
KEY FUND STATISTICS

Net Assets	$56,863,823,631
Number of Holdings	117
Net Advisory Fee	$25,460,287
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	49.6%
U.S. Treasury Debt	49.1%
Other Assets and Liabilities, Net	1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Treasury Obligations Fund	PAGE 1	TSR-SAR-31846V880

First American Treasury Obligations Fund
Class D | FTDXX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class D	$30	0.59%
*	Annualized
KEY FUND STATISTICS

Net Assets	$56,863,823,631
Number of Holdings	117
Net Advisory Fee	$25,460,287
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	49.6%
U.S. Treasury Debt	49.1%
Other Assets and Liabilities, Net	1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Treasury Obligations Fund	PAGE 1	TSR-SAR-31846V302

First American Treasury Obligations Fund
Class P | FUPXX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class P	$8	0.16%
*	Annualized
KEY FUND STATISTICS

Net Assets	$56,863,823,631
Number of Holdings	117
Net Advisory Fee	$25,460,287
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	49.6%
U.S. Treasury Debt	49.1%
Other Assets and Liabilities, Net	1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Treasury Obligations Fund	PAGE 1	TSR-SAR-31846V229

First American Treasury Obligations Fund
Class T | FTTXX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class T	$20	0.39%
*	Annualized
KEY FUND STATISTICS

Net Assets	$56,863,823,631
Number of Holdings	117
Net Advisory Fee	$25,460,287
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	49.6%
U.S. Treasury Debt	49.1%
Other Assets and Liabilities, Net	1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Treasury Obligations Fund	PAGE 1	TSR-SAR-31846V179

First American Treasury Obligations Fund
Class V | FLIXX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class V	$15	0.29%
*	Annualized
KEY FUND STATISTICS

Net Assets	$56,863,823,631
Number of Holdings	117
Net Advisory Fee	$25,460,287
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	49.6%
U.S. Treasury Debt	49.1%
Other Assets and Liabilities, Net	1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Treasury Obligations Fund	PAGE 1	TSR-SAR-31846V419

First American Treasury Obligations Fund
Class X | FXFXX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class X	$7	0.14%
*	Annualized
KEY FUND STATISTICS

Net Assets	$56,863,823,631
Number of Holdings	117
Net Advisory Fee	$25,460,287
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	49.6%
U.S. Treasury Debt	49.1%
Other Assets and Liabilities, Net	1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Treasury Obligations Fund	PAGE 1	TSR-SAR-31846V328

First American Treasury Obligations Fund
Class Y | FOCXX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$22	0.44%
*	Annualized
KEY FUND STATISTICS

Net Assets	$56,863,823,631
Number of Holdings	117
Net Advisory Fee	$25,460,287
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	49.6%
U.S. Treasury Debt	49.1%
Other Assets and Liabilities, Net	1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Treasury Obligations Fund	PAGE 1	TSR-SAR-31846V807

First American Treasury Obligations Fund
Class Z | FUZXX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Z	$9	0.18%
*	Annualized
KEY FUND STATISTICS

Net Assets	$56,863,823,631
Number of Holdings	117
Net Advisory Fee	$25,460,287
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	49.6%
U.S. Treasury Debt	49.1%
Other Assets and Liabilities, Net	1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Treasury Obligations Fund	PAGE 1	TSR-SAR-31846V542

First American US Treasury Money Market Fund
Class A | FOEXX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the First American US Treasury Money Market Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$37	0.75%
*	Annualized
KEY FUND STATISTICS

Net Assets	$8,981,817,402
Number of Holdings	52
Net Advisory Fee	$3,824,392
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	100.4%
Liabilities in Excess of Other Assets	-0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American US Treasury Money Market Fund	PAGE 1	TSR-SAR-31846V476

First American US Treasury Money Market Fund
Class D | FODXX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the First American US Treasury Money Market Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class D	$30	0.60%
*	Annualized
KEY FUND STATISTICS

Net Assets	$8,981,817,402
Number of Holdings	52
Net Advisory Fee	$3,824,392
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	100.4%
Liabilities in Excess of Other Assets	-0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American US Treasury Money Market Fund	PAGE 1	TSR-SAR-31846V468

First American US Treasury Money Market Fund
Class T | FTKXX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the First American US Treasury Money Market Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class T	$20	0.40%
*	Annualized
KEY FUND STATISTICS

Net Assets	$8,981,817,402
Number of Holdings	52
Net Advisory Fee	$3,824,392
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	100.4%
Liabilities in Excess of Other Assets	-0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American US Treasury Money Market Fund	PAGE 1	TSR-SAR-31846V161

First American US Treasury Money Market Fund
Class V | FUIXX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the First American US Treasury Money Market Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class V	$15	0.30%
*	Annualized
KEY FUND STATISTICS

Net Assets	$8,981,817,402
Number of Holdings	52
Net Advisory Fee	$3,824,392
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	100.4%
Liabilities in Excess of Other Assets	-0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American US Treasury Money Market Fund	PAGE 1	TSR-SAR-31846V393

First American US Treasury Money Market Fund
Class X | FORXX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the First American US Treasury Money Market Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class X	$8	0.16%
*	Annualized
KEY FUND STATISTICS

Net Assets	$8,981,817,402
Number of Holdings	52
Net Advisory Fee	$3,824,392
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	100.4%
Liabilities in Excess of Other Assets	-0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American US Treasury Money Market Fund	PAGE 1	TSR-SAR-31846V153

First American US Treasury Money Market Fund
Class Y | FOYXX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the First American US Treasury Money Market Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$23	0.45%
*	Annualized
KEY FUND STATISTICS

Net Assets	$8,981,817,402
Number of Holdings	52
Net Advisory Fee	$3,824,392
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	100.4%
Liabilities in Excess of Other Assets	-0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American US Treasury Money Market Fund	PAGE 1	TSR-SAR-31846V534

First American US Treasury Money Market Fund
Class Z | FOZXX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the First American US Treasury Money Market Fund (Fund) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Z	$10	0.20%
*	Annualized
KEY FUND STATISTICS

Net Assets	$8,981,817,402
Number of Holdings	52
Net Advisory Fee	$3,824,392
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	100.4%
Liabilities in Excess of Other Assets	-0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American US Treasury Money Market Fund	PAGE 1	TSR-SAR-31846V450

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to the semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the semi-annual report.

Item 6. Investments.

(a)	The schedule of investments is included as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

For Government Obligations, Treasury Obligations and U.S. Treasury Money Market – You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
For Retail Prime Obligations and Retail Tax Free Obligations – You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
For Institutional Prime Obligations – You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon sale of your shares. The fund generally must impose a fee when net sales of fund shares exceed certain levels. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

SCHEDULE OF INVESTMENTS
GOVERNMENT OBLIGATIONS FUND
February 28, 2026 (Unaudited)

	Par	Value
U.S. TREASURY DEBT — 28.9%
U.S. Treasury Bill
3.67%, 03/03/2026(a)	$450,000,000	$449,909,419
3.67%, 03/05/2026(a)	760,000,000	759,694,480
3.67%, 03/10/2026(a)	750,000,000	749,321,994
3.69%, 03/12/2026(a)	600,000,000	599,333,400
3.61%, 03/17/2026(a)	175,000,000	174,722,722
3.68%, 03/19/2026(a)	1,025,000,000	1,023,140,300
3.67%, 03/24/2026(a)	1,225,000,000	1,222,163,270
3.68%, 03/26/2026(a)	1,250,000,000	1,246,846,562
2.85%, 03/31/2026(a)	525,000,000	523,409,906
3.68%, 04/02/2026(a)	815,000,000	812,373,300
3.67%, 04/07/2026(a)	1,310,000,000	1,305,118,853
3.67%, 04/14/2026(a)	525,000,000	522,679,305
3.65%, 04/16/2026(a)	475,000,000	472,816,437
3.62%, 04/21/2026(a)	950,000,000	945,189,921
3.71%, 04/23/2026(a)	695,000,000	691,252,738
3.72%, 04/30/2026(a)	410,000,000	407,494,600
3.70%, 05/28/2026(a)	200,000,000	198,216,533
3.63%, 06/04/2026(a)	360,000,000	356,536,512
3.59%, 06/11/2026(a)	350,000,000	346,490,740
3.65%, 06/16/2026(a)	350,000,000	346,253,439
3.53%, 07/02/2026(a)	350,000,000	345,838,500
3.54%, 07/16/2026(a)	75,000,000	74,003,040
3.58%, 07/23/2026(a)	250,000,000	246,473,250
3.58%, 07/30/2026(a)	225,000,000	221,669,506
3.54%, 08/13/2026(a)	500,000,000	492,000,594
3.57%, 08/27/2026(a)	300,000,000	294,745,107
U.S. Treasury Note
4.63%, 03/15/2026	125,000,000	125,020,400
0.75%, 03/31/2026	675,000,000	673,147,772
4.50%, 03/31/2026	960,000,000	960,294,473
3.75%, 04/15/2026	675,000,000	674,718,816
0.75%, 04/30/2026	320,000,000	318,339,819
2.38%, 04/30/2026	600,000,000	598,412,791
3.77% (3 mo. U.S. Treasury Money Market Yield + 0.15%), 04/30/2026	75,000,000	75,000,523
4.88%, 04/30/2026	1,650,000,000	1,652,295,301
1.63%, 05/15/2026	350,000,000	348,270,086
3.63%, 05/15/2026	100,000,000	99,922,656
4.13%, 06/15/2026	500,000,000	499,950,173
0.88%, 06/30/2026	375,000,000	371,084,254
1.88%, 06/30/2026	175,000,000	173,772,691
4.63%, 06/30/2026	1,175,000,000	1,177,177,711
4.50%, 07/15/2026	680,000,000	680,938,130
0.63%, 07/31/2026	435,000,000	428,871,137
3.80% (3 mo. U.S. Treasury Money Market Yield + 0.18%), 07/31/2026	175,000,000	174,988,330
4.38%, 07/31/2026	1,430,000,000	1,431,577,799
0.75%, 08/31/2026	840,000,000	827,263,811
1.38%, 08/31/2026	175,000,000	172,863,048

	Par	Value
3.75%, 08/31/2026	$170,000,000	$170,048,018
4.63%, 09/15/2026	175,000,000	175,661,180
0.88%, 09/30/2026	420,000,000	413,297,794
3.50%, 09/30/2026	1,440,000,000	1,438,340,137
4.63%, 10/15/2026	1,270,000,000	1,277,518,554
3.83% (3 mo. U.S. Treasury Money Market Yield + 0.21%), 10/31/2026	325,000,000	325,070,024
1.25%, 11/30/2026	1,095,000,000	1,075,779,021
4.38%, 12/15/2026	125,000,000	125,729,391
1.25%, 12/31/2026	660,000,000	647,226,039
4.25%, 12/31/2026	1,205,000,000	1,211,169,634
4.00%, 01/15/2027	1,680,000,000	1,686,624,341
4.13%, 02/15/2027	100,000,000	100,560,902
4.25%, 03/15/2027	1,125,000,000	1,133,477,335
3.78% (3 mo. U.S. Treasury Money Market Yield + 0.16%), 04/30/2027	200,000,000	200,047,027
TOTAL U.S. TREASURY DEBT (Cost $36,272,153,546)		36,272,153,546
U.S. GOVERNMENT AGENCY DEBT — 23.9%
Fannie Mae
3.77% (SOFR + 0.10%), 06/18/2026	50,000,000	50,000,000
3.79% (SOFR + 0.12%), 07/29/2026	71,000,000	70,999,050
3.81% (SOFR + 0.14%), 08/21/2026	127,000,000	127,000,000
3.81% (SOFR + 0.14%), 09/11/2026	44,000,000	44,000,000
3.81% (SOFR + 0.14%), 10/23/2026	24,000,000	24,000,000
3.81% (SOFR + 0.14%), 11/20/2026	81,000,000	81,000,000
3.81% (SOFR + 0.14%), 12/11/2026	54,000,000	54,000,000
Federal Farm Credit Bank
3.82% (SOFR + 0.15%), 03/03/2026	35,000,000	35,000,000
3.80% (SOFR + 0.13%), 03/05/2026	25,000,000	25,000,000
3.70%, 03/06/2026(a)	17,300,000	17,291,230
3.78% (SOFR + 0.11%), 03/11/2026	25,000,000	25,000,000
3.69% (SOFR + 0.02%), 03/19/2026	20,000,000	20,000,000
3.73% (Federal Funds Effective Rate + 0.09%), 03/27/2026	70,000,000	69,999,697
3.77% (SOFR + 0.10%), 04/01/2026	127,000,000	126,999,893
3.77% (SOFR + 0.10%), 04/08/2026	130,000,000	130,000,000

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	1

SCHEDULE OF INVESTMENTS
GOVERNMENT OBLIGATIONS FUND(Continued)
February 28, 2026 (Unaudited)

	Par	Value
U.S. GOVERNMENT AGENCY DEBT — (Continued)
3.79% (SOFR + 0.12%), 04/08/2026	$10,000,000	$10,000,000
3.67%, 04/14/2026(a)	50,000,000	49,778,778
3.76% (Federal Funds Effective Rate + 0.12%), 04/15/2026	50,000,000	50,000,000
3.78% (SOFR + 0.11%), 04/21/2026	75,000,000	75,000,000
3.77% (SOFR + 0.10%), 04/24/2026	75,000,000	75,000,000
3.77% (SOFR + 0.10%), 05/05/2026	100,000,000	100,000,000
3.73% (Federal Funds Effective Rate + 0.09%), 05/07/2026	125,000,000	124,995,865
3.75% (SOFR + 0.08%), 05/07/2026	75,000,000	75,000,000
3.73% (SOFR + 0.06%), 05/11/2026	13,000,000	13,000,000
4.04%, 05/12/2026(a)	75,000,000	74,403,000
3.78% (SOFR + 0.11%), 05/19/2026	50,000,000	50,000,000
3.76% (SOFR + 0.09%), 05/21/2026	70,000,000	70,000,000
3.78% (SOFR + 0.11%), 05/26/2026	40,000,000	40,000,000
3.74% (SOFR + 0.07%), 05/28/2026	125,000,000	125,000,000
3.76% (SOFR + 0.09%), 05/28/2026	65,000,000	65,000,000
3.77% (SOFR + 0.10%), 06/03/2026	75,000,000	75,000,000
3.77% (SOFR + 0.10%), 06/24/2026	30,000,000	30,000,000
3.80% (SOFR + 0.13%), 07/02/2026	75,000,000	75,000,000
3.80% (SOFR + 0.13%), 07/09/2026	40,000,000	40,000,000
3.79% (SOFR + 0.12%), 07/10/2026	100,000,000	100,000,000
3.71% (Federal Funds Effective Rate + 0.07%), 07/15/2026	105,000,000	104,997,622
3.79% (SOFR + 0.12%), 07/15/2026	40,000,000	40,000,000
3.79% (SOFR + 0.12%), 07/23/2026	90,000,000	90,000,000
3.80% (SOFR + 0.13%), 07/23/2026	20,000,000	20,000,000
3.78% (Federal Funds Effective Rate + 0.14%), 08/12/2026	68,000,000	67,999,763
3.80% (SOFR + 0.13%), 08/12/2026	50,000,000	50,000,000
3.79% (SOFR + 0.12%), 08/14/2026	100,000,000	100,000,000
3.76% (SOFR + 0.09%), 08/17/2026	50,000,000	50,000,000

	Par	Value
3.81% (SOFR + 0.14%), 08/19/2026	$125,000,000	$125,000,000
3.80% (Federal Funds Effective Rate + 0.16%), 08/26/2026	50,000,000	50,000,000
3.81% (SOFR + 0.14%), 08/26/2026	75,000,000	75,000,000
3.80% (SOFR + 0.13%), 08/28/2026	104,545,000	104,576,344
3.81% (SOFR + 0.14%), 09/03/2026	225,000,000	225,039,014
3.81% (SOFR + 0.14%), 09/04/2026	30,000,000	30,000,000
3.80% (Federal Funds Effective Rate + 0.16%), 09/16/2026	108,600,000	108,624,358
3.81% (SOFR + 0.14%), 09/16/2026	100,000,000	100,000,000
3.82% (SOFR + 0.15%), 09/17/2026	25,000,000	25,000,000
3.63%, 09/21/2026(a)	35,000,000	34,289,967
3.80% (SOFR + 0.13%), 09/21/2026	75,000,000	75,000,000
3.73% (SOFR + 0.06%), 09/22/2026	50,000,000	50,000,000
3.82% (SOFR + 0.15%), 09/23/2026	75,000,000	75,000,000
3.81% (SOFR + 0.14%), 09/25/2026	15,000,000	15,000,000
3.81% (SOFR + 0.14%), 10/01/2026	100,000,000	100,000,000
3.83% (SOFR + 0.16%), 10/01/2026	100,000,000	100,000,000
3.80% (SOFR + 0.13%), 10/06/2026	200,000,000	200,000,000
3.81% (SOFR + 0.14%), 10/09/2026	20,000,000	20,000,000
3.74% (SOFR + 0.07%), 10/13/2026	75,000,000	75,000,000
3.81% (SOFR + 0.14%), 10/15/2026	75,000,000	75,000,000
3.81% (SOFR + 0.14%), 10/21/2026	50,000,000	50,000,000
3.81% (SOFR + 0.14%), 10/23/2026	100,000,000	100,000,000
3.51%, 10/30/2026(a)	25,000,000	24,416,125
3.83% (SOFR + 0.16%), 10/30/2026	100,000,000	100,000,000
3.80% (SOFR + 0.13%), 11/02/2026	200,000,000	200,000,000
3.81% (SOFR + 0.14%), 11/04/2026	100,000,000	100,000,000
3.82% (Federal Funds Effective Rate + 0.18%), 11/06/2026	65,000,000	65,000,000
3.75% (SOFR + 0.08%), 11/16/2026	40,000,000	40,000,000
3.81% (SOFR + 0.14%), 11/18/2026	60,000,000	60,000,000

The accompanying notes are an integral part of these financial statements.

2	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
GOVERNMENT OBLIGATIONS FUND(Continued)
February 28, 2026 (Unaudited)

	Par	Value
U.S. GOVERNMENT AGENCY DEBT — (Continued)
3.81% (SOFR + 0.14%), 11/23/2026	$50,000,000	$50,000,000
3.77% (Federal Funds Effective Rate + 0.13%), 11/24/2026	25,000,000	25,010,657
3.81% (SOFR + 0.14%), 12/02/2026	55,000,000	55,000,000
3.82% (Federal Funds Effective Rate + 0.18%), 12/04/2026	100,000,000	100,000,000
3.74% (SOFR + 0.07%), 12/07/2026	40,000,000	40,000,000
3.81% (SOFR + 0.14%), 12/09/2026	80,000,000	80,000,000
3.82% (SOFR + 0.15%), 12/16/2026	25,000,000	25,000,000
3.81% (SOFR + 0.14%), 12/18/2026	85,000,000	85,000,000
3.81% (SOFR + 0.14%), 12/23/2026	60,000,000	60,000,000
3.82% (SOFR + 0.15%), 12/23/2026	75,000,000	75,000,000
3.81% (SOFR + 0.14%), 12/30/2026	100,000,000	100,000,000
3.81% (SOFR + 0.14%), 01/08/2027	75,000,000	75,000,000
3.77% (SOFR + 0.10%), 01/12/2027	50,000,000	50,000,000
3.81% (SOFR + 0.14%), 01/14/2027	35,000,000	35,000,000
3.73% (Federal Funds Effective Rate + 0.09%), 01/25/2027	55,000,000	55,000,000
3.71% (Federal Funds Effective Rate + 0.07%), 01/26/2027	75,000,000	75,000,000
3.79% (SOFR + 0.12%), 01/28/2027	120,000,000	120,000,000
3.78% (SOFR + 0.11%), 02/01/2027	60,000,000	60,000,000
3.78% (Federal Funds Effective Rate + 0.14%), 02/03/2027	20,000,000	20,000,000
3.80% (SOFR + 0.13%), 02/03/2027	150,000,000	150,000,000
3.76% (SOFR + 0.09%), 02/04/2027	35,000,000	35,000,000
3.79% (SOFR + 0.12%), 02/10/2027	50,000,000	50,000,000
3.81% (SOFR + 0.14%), 02/10/2027	130,000,000	130,000,000
3.77% (SOFR + 0.10%), 02/12/2027	200,000,000	200,000,000
3.74% (Federal Funds Effective Rate + 0.10%), 02/18/2027	80,000,000	80,000,000
3.76% (SOFR + 0.09%), 02/24/2027	30,000,000	30,000,000

	Par	Value
3.76% (SOFR + 0.09%), 02/26/2027	$210,000,000	$210,013,275
7.53% (SOFR + 0.10%), 03/05/2027	180,000,000	180,000,000
3.75% (SOFR + 0.08%), 03/11/2027	125,000,000	125,000,000
3.76% (SOFR + 0.09%), 03/11/2027	125,000,000	125,000,000
3.75% (SOFR + 0.08%), 03/12/2027	45,000,000	45,000,000
3.75% (SOFR + 0.08%), 03/18/2027	60,000,000	60,000,000
3.79% (Federal Funds Effective Rate + 0.12%), 03/19/2027	45,000,000	45,000,000
3.80% (SOFR + 0.13%), 03/23/2027	70,000,000	70,000,000
3.77% (SOFR + 0.10%), 03/25/2027	30,000,000	30,000,000
3.74% (SOFR + 0.07%), 03/26/2027	110,000,000	110,000,000
3.76% (SOFR + 0.09%), 03/26/2027	80,000,000	80,000,000
3.74% (SOFR + 0.07%), 04/01/2027	100,000,000	100,000,000
3.77% (SOFR + 0.10%), 04/06/2027	75,000,000	75,000,000
3.76% (SOFR + 0.09%), 04/08/2027	150,000,000	150,000,000
3.75% (SOFR + 0.08%), 04/09/2027	50,000,000	50,000,000
3.80% (SOFR + 0.13%), 04/16/2027	85,000,000	85,000,000
3.75% (SOFR + 0.08%), 04/19/2027	60,000,000	60,000,000
3.78% (SOFR + 0.11%), 04/19/2027	75,000,000	75,000,000
3.80% (SOFR + 0.13%), 04/23/2027	150,000,000	150,000,000
3.80% (SOFR + 0.13%), 04/29/2027	60,000,000	60,000,000
3.80% (SOFR + 0.13%), 05/05/2027	55,000,000	55,000,000
3.79% (SOFR + 0.12%), 05/06/2027	55,000,000	55,000,000
3.78% (Federal Funds Effective Rate + 0.14%), 05/12/2027	50,000,000	50,000,000
3.78% (SOFR + 0.11%), 05/13/2027	105,000,000	105,000,000
3.78% (SOFR + 0.11%), 05/14/2027	30,000,000	30,000,000
3.78% (3 mo. U.S. Treasury Money Market Yield + 0.16%), 05/19/2027	100,000,000	100,000,000
3.77% (SOFR + 0.10%), 05/24/2027	125,000,000	125,000,000

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	3

SCHEDULE OF INVESTMENTS
GOVERNMENT OBLIGATIONS FUND(Continued)
February 28, 2026 (Unaudited)

	Par	Value
U.S. GOVERNMENT AGENCY DEBT — (Continued)
3.78% (SOFR + 0.11%), 05/27/2027	$70,000,000	$70,000,000
3.79% (SOFR + 0.12%), 06/07/2027	65,000,000	65,000,000
3.77% (SOFR + 0.10%), 06/17/2027	125,000,000	124,985,914
3.73% (SOFR + 0.06%), 06/23/2027	50,000,000	50,000,000
3.76% (Federal Funds Effective Rate + 0.12%), 06/23/2027	50,000,000	50,000,000
3.77% (SOFR + 0.10%), 06/23/2027	70,000,000	69,996,589
3.78% (SOFR + 0.11%), 06/24/2027	110,000,000	110,000,000
3.77% (SOFR + 0.10%), 06/29/2027	20,000,000	20,000,000
3.74% (SOFR + 0.07%), 07/09/2027	25,000,000	25,000,000
3.77% (SOFR + 0.10%), 07/09/2027	85,000,000	85,000,000
3.90% (SOFR + 0.23%), 07/09/2027	50,000,000	50,081,844
3.91% (SOFR + 0.24%), 07/19/2027	85,000,000	85,146,699
3.78% (SOFR + 0.11%), 07/21/2027	60,000,000	60,000,000
3.79% (SOFR + 0.12%), 07/27/2027	100,000,000	100,000,000
3.80% (SOFR + 0.13%), 07/29/2027	90,000,000	90,000,000
3.79% (SOFR + 0.12%), 08/04/2027	50,000,000	50,000,000
3.81% (SOFR + 0.14%), 08/04/2027	40,000,000	40,000,000
3.78% (SOFR + 0.11%), 08/05/2027	75,000,000	75,000,000
3.73% (SOFR + 0.06%), 08/06/2027	100,000,000	100,000,000
3.81% (SOFR + 0.14%), 08/12/2027	90,000,000	90,000,000
3.77% (SOFR + 0.10%), 08/13/2027	30,000,000	30,000,000
3.81% (Federal Funds Effective Rate + 0.17%), 08/16/2027	60,000,000	60,000,000
3.80% (SOFR + 0.13%), 08/18/2027	100,000,000	100,000,000
3.78% (Federal Funds Effective Rate + 0.14%), 08/25/2027	100,000,000	100,000,000
3.81% (SOFR + 0.14%), 08/25/2027	50,000,000	50,000,000
3.80% (SOFR + 0.13%), 09/02/2027 (b)	85,000,000	85,000,000
3.74% (SOFR + 0.07%), 09/03/2027	150,000,000	150,000,000

	Par	Value
3.82% (SOFR + 0.15%), 09/03/2027 (b)	$45,000,000	$45,000,000
3.82% (SOFR + 0.15%), 09/10/2027	40,000,000	40,000,000
7.60% (Federal Funds Effective Rate + 0.16%), 09/10/2027	160,000,000	160,000,000
3.81% (SOFR + 0.14%), 09/15/2027	50,000,000	50,000,000
3.80% (SOFR + 0.13%), 09/22/2027	165,000,000	165,000,000
3.82% (Federal Funds Effective Rate + 0.18%), 09/23/2027	50,000,000	50,000,000
3.80% (SOFR + 0.13%), 09/24/2027	35,000,000	35,000,000
3.76% (SOFR + 0.09%), 09/28/2027	115,000,000	115,000,000
3.83% (Federal Funds Effective Rate + 0.19%), 09/29/2027	35,000,000	35,000,000
3.81% (SOFR + 0.14%), 10/01/2027	20,000,000	20,000,000
3.82% (SOFR + 0.15%), 10/01/2027	90,000,000	90,000,000
3.75% (SOFR + 0.08%), 10/08/2027	200,000,000	200,000,000
3.82% (SOFR + 0.15%), 10/14/2027	105,000,000	105,000,000
3.80% (SOFR + 0.13%), 10/15/2027	150,000,000	150,000,000
3.80% (SOFR + 0.13%), 10/22/2027	65,000,000	65,000,000
3.81% (SOFR + 0.14%), 10/29/2027	105,000,000	105,000,000
3.80% (SOFR + 0.13%), 11/03/2027	150,000,000	150,000,000
3.74% (SOFR + 0.07%), 11/05/2027	35,000,000	35,000,000
3.80% (SOFR + 0.13%), 11/10/2027	150,000,000	150,000,000
3.79% (SOFR + 0.12%), 11/12/2027	180,000,000	180,000,000
3.92% (SOFR + 0.25%), 11/12/2027	45,000,000	45,099,994
3.75% (SOFR + 0.11%), 11/19/2027	15,000,000	15,000,000
3.82% (Federal Funds Effective Rate + 0.18%), 11/19/2027	50,000,000	50,000,000
3.75% (SOFR + 0.08%), 11/23/2027	75,000,000	75,000,000
3.79% (SOFR + 0.12%), 11/26/2027	150,000,000	150,000,000
3.77% (SOFR + 0.10%), 12/01/2027	90,000,000	90,000,000
3.78% (SOFR + 0.11%), 12/02/2027	150,000,000	150,000,000

The accompanying notes are an integral part of these financial statements.

4	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
GOVERNMENT OBLIGATIONS FUND(Continued)
February 28, 2026 (Unaudited)

	Par	Value
U.S. GOVERNMENT AGENCY DEBT — (Continued)
3.76% (SOFR + 0.09%), 12/09/2027	$225,000,000	$225,000,000
3.77% (SOFR + 0.10%), 12/10/2027	150,000,000	150,000,000
3.76% (SOFR + 0.09%), 12/17/2027	100,000,000	100,000,000
3.76% (SOFR + 0.09%), 01/03/2028	75,000,000	75,000,000
3.75% (SOFR + 0.08%), 01/12/2028	35,000,000	35,000,000
3.76% (SOFR + 0.09%), 01/12/2028	100,000,000	100,000,000
3.76% (SOFR + 0.09%), 01/18/2028	125,000,000	125,000,000
3.75% (SOFR + 0.08%), 01/20/2028	50,000,000	50,000,000
3.76% (SOFR + 0.09%), 01/21/2028	100,000,000	100,000,000
3.77% (Federal Funds Effective Rate + 0.13%), 01/21/2028	20,000,000	20,000,000
3.76% (SOFR + 0.10%), 01/26/2028	75,000,000	75,000,000
3.77% (SOFR + 0.10%), 01/28/2028	75,000,000	75,000,000
3.76% (SOFR + 0.09%), 02/02/2028	20,000,000	20,000,000
3.77% (SOFR + 0.10%), 02/02/2028	75,000,000	75,000,000
3.76% (SOFR + 0.09%), 02/09/2028	15,000,000	15,000,000
3.76% (SOFR + 0.09%), 02/11/2028	30,000,000	30,000,000
3.77% (SOFR + 0.10%), 02/11/2028	100,000,000	100,000,000
3.76% (SOFR + 0.09%), 02/17/2028	150,000,000	150,000,000
3.76% (SOFR + 0.09%), 02/23/2028	190,000,000	190,000,000
3.76% (SOFR + 0.09%), 02/25/2028	125,000,000	125,000,000
Federal Home Loan Bank
3.55%, 03/02/2026(a)	25,893,000	25,890,482
3.76%, 03/04/2026(a)	336,945,000	336,840,959
3.87%, 03/06/2026(a)	475,000,000	474,748,049
3.38%, 03/12/2026	150,000,000	149,979,143
3.78%, 03/13/2026(a)	123,000,000	122,847,057
3.78% (SOFR + 0.11%), 03/13/2026	100,000,000	100,000,000
3.69%, 03/18/2026(a)	216,147,000	215,775,676
3.73%, 03/20/2026(a)	300,000,000	299,417,808
3.77% (SOFR + 0.10%), 03/27/2026	50,000,000	50,000,000
3.64%, 03/30/2026(a)	400,000,000	398,843,222
3.64%, 03/31/2026(a)	54,000,000	53,838,450
3.77% (SOFR + 0.10%), 04/02/2026	100,000,000	100,000,000

	Par	Value
3.77% (SOFR + 0.10%), 04/06/2026	$75,000,000	$75,000,000
3.78% (SOFR + 0.11%), 04/10/2026	89,000,000	89,000,469
3.70% (SOFR + 0.03%), 04/17/2026	250,000,000	250,000,000
3.65%, 04/22/2026(a)	882,000,000	877,416,547
3.77% (SOFR + 0.10%), 04/22/2026	100,000,000	100,000,000
3.65%, 04/24/2026(a)	490,000,000	487,355,740
3.60%, 04/27/2026(a)	100,000,000	99,437,917
3.66%, 04/29/2026(a)	1,119,225,000	1,112,607,900
3.60%, 05/06/2026(a)	380,000,000	377,524,908
3.77% (SOFR + 0.10%), 05/07/2026	150,000,000	150,000,000
3.58%, 05/08/2026(a)	350,000,000	347,668,261
3.68% (SOFR + 0.01%), 05/15/2026	350,000,000	350,000,000
3.67% (SOFR + 0.00%), 05/21/2026	250,000,000	250,000,000
3.67%, 05/22/2026(a)	450,000,000	446,292,575
3.67% (SOFR + 0.00%), 05/22/2026	350,000,000	350,000,000
3.67% (SOFR + 0.00%), 05/26/2026	200,000,000	200,000,000
3.77% (SOFR + 0.10%), 06/17/2026	75,000,000	75,000,000
3.65%, 06/22/2026(a)	122,000,000	120,621,400
3.56%, 07/10/2026(a)	100,000,000	98,722,750
3.59%, 07/13/2026(a)	150,000,000	148,023,500
3.56%, 07/15/2026(a)	341,000,000	336,475,763
3.79% (SOFR + 0.12%), 07/16/2026	75,000,000	75,000,000
3.56%, 07/17/2026(a)	350,000,000	345,290,367
3.59%, 07/24/2026(a)	400,000,000	394,291,833
3.79% (SOFR + 0.12%), 07/24/2026	75,000,000	75,000,000
3.59%, 07/29/2026(a)	147,050,000	144,878,562
3.59%, 08/05/2026(a)	173,000,000	170,331,676
3.58%, 08/12/2026(a)	168,250,000	165,544,353
3.57%, 08/14/2026(a)	250,000,000	245,936,689
3.68% (SOFR + 0.01%), 08/18/2026	150,000,000	150,000,000
3.57%, 08/19/2026(a)	99,500,000	97,836,360
3.58%, 08/21/2026(a)	72,000,000	70,778,620
3.59%, 08/26/2026(a)	150,000,000	147,374,500
3.63%, 09/04/2026	56,095,000	56,071,572
1.88%, 09/11/2026	72,780,000	72,091,112
3.81% (SOFR + 0.14%), 09/14/2026	50,000,000	50,000,000
3.81% (SOFR + 0.14%), 09/18/2026	50,000,000	50,000,000
3.75%, 10/07/2026	400,000,000	399,837,843
3.63%, 10/21/2026	100,000,000	99,934,504
3.81% (SOFR + 0.14%), 10/29/2026	100,000,000	100,045,981

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	5

SCHEDULE OF INVESTMENTS
GOVERNMENT OBLIGATIONS FUND(Continued)
February 28, 2026 (Unaudited)

	Par	Value
U.S. GOVERNMENT AGENCY DEBT — (Continued)
3.76% (SOFR + 0.09%), 11/06/2026	$75,000,000	$75,000,000
1.50%, 11/23/2026	48,650,000	47,914,120
3.74% (SOFR + 0.07%), 12/09/2026	50,000,000	50,000,000
3.81% (SOFR + 0.14%), 12/11/2026	50,000,000	50,000,000
3.81% (SOFR + 0.14%), 12/16/2026	100,000,000	100,000,000
3.81% (SOFR + 0.14%), 01/06/2027	75,000,000	75,052,115
3.81% (SOFR + 0.14%), 01/19/2027	50,000,000	50,000,000
3.78% (SOFR + 0.11%), 02/12/2027	150,000,000	150,000,000
3.77% (SOFR + 0.10%), 02/25/2027	100,000,000	100,000,000
3.76% (SOFR + 0.09%), 03/01/2027	75,000,000	75,000,000
3.75% (SOFR + 0.08%), 03/05/2027	50,000,000	50,000,000
3.77% (SOFR + 0.10%), 03/16/2027	75,000,000	75,000,000
3.77% (SOFR + 0.10%), 03/18/2027	50,000,000	50,000,000
3.77% (SOFR + 0.10%), 03/19/2027	125,000,000	125,000,000
3.68%, 03/24/2027	100,000,000	100,000,000
3.74% (SOFR + 0.07%), 03/25/2027	50,000,000	50,000,000
3.76% (SOFR + 0.09%), 04/09/2027	50,000,000	50,000,000
3.79% (SOFR + 0.12%), 04/09/2027	50,000,000	50,000,000
3.78% (SOFR + 0.11%), 05/17/2027	50,000,000	50,000,000
3.77% (SOFR + 0.10%), 06/11/2027	100,000,000	100,000,000
3.77% (SOFR + 0.10%), 06/16/2027	50,000,000	50,000,000
3.77% (SOFR + 0.10%), 06/30/2027	100,000,000	100,000,000
7.57% (SOFR + 0.12%), 08/04/2027	125,000,000	125,000,000
3.80% (SOFR + 0.13%), 09/08/2027	100,000,000	100,000,000
3.76% (SOFR + 0.09%), 12/02/2027	100,000,000	100,000,000
3.76% (SOFR + 0.09%), 12/07/2027	100,000,000	100,000,000
3.75% (SOFR + 0.08%), 01/12/2028	100,000,000	100,000,000
3.76% (SOFR + 0.09%), 01/21/2028	50,000,000	50,000,000
3.76% (SOFR + 0.09%), 02/09/2028	75,000,000	75,000,000

	Par	Value
Federal Home Loan Mortgage Corporation
3.77%, 03/02/2026(a)	$137,450,000	$137,435,816
3.78% (SOFR + 0.11%), 03/05/2026	64,000,000	64,000,000
3.79% (SOFR + 0.12%), 04/02/2026	37,000,000	37,000,000
3.78% (SOFR + 0.11%), 05/07/2026	30,000,000	30,000,000
3.81% (SOFR + 0.14%), 09/04/2026	41,000,000	41,000,000
3.81% (SOFR + 0.14%), 09/23/2026	30,000,000	30,000,000
3.81% (SOFR + 0.14%), 10/16/2026	59,000,000	59,000,000
3.82% (SOFR + 0.14%), 10/29/2026	40,000,000	40,000,000
3.77% (SOFR + 0.10%), 05/05/2027	30,000,000	30,000,000
TOTAL U.S. GOVERNMENT AGENCY DEBT (Cost $30,068,720,277)		30,068,720,277

	Shares
INVESTMENT COMPANIES — 0.7%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class 3.56%(c)	225,000,000	225,000,000
Deutsche Government Money Market Series Fund, Institutional Class 3.62%(c)	225,000,000	225,000,000
Goldman Sachs Financial Square Money Market Fund, Institutional Class 3.59%(c)	225,000,000	225,000,000
Invesco Government & Agency Portfolio, Institutional Class 3.60%(c)	225,000,000	225,000,000
TOTAL INVESTMENT COMPANIES (Cost $900,000,000)		900,000,000

Par
U.S. TREASURY REPURCHASE AGREEMENTS — 39.6%
Bank of Nova Scotia
3.66%, dated 02/27/2026, matures 03/02/2026, repurchase price $1,651,860,315 (collateralized by U.S. Treasury obligations: total value $1,684,383,806)	$1,651,356,651	1,651,356,651

The accompanying notes are an integral part of these financial statements.

6	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
GOVERNMENT OBLIGATIONS FUND(Continued)
February 28, 2026 (Unaudited)

	Par	Value
U.S. TREASURY REPURCHASE AGREEMENTS — (Continued)
3.66%, dated 02/27/2026, matures 03/02/2026, repurchase price $250,076,250 (collateralized by U.S. Treasury obligations: total value $255,000,009)	$250,000,000	$250,000,000
Barclays Capital Inc.
3.66%, dated 02/27/2026, matures 03/02/2026, repurchase price $150,045,750 (collateralized by U.S. Treasury obligations: total value $153,000,057)	150,000,000	150,000,000
BNP Paribas
3.66%, dated 02/27/2026, matures 03/02/2026, repurchase price $600,183,000 (collateralized by U.S. Treasury obligations: total value $612,000,000)	600,000,000	600,000,000
3.65%, dated 02/05/2026, matures 03/06/2026, repurchase price $351,029,097 (collateralized by U.S. Treasury obligations: total value $357,000,004)(d)	350,000,000	350,000,000
3.65%, dated 02/04/2026, matures 03/06/2026, repurchase price $351,064,583 (collateralized by U.S. Treasury obligations: total value $357,000,000)(d)	350,000,000	350,000,000
3.64%, dated 12/23/2025, matures 03/06/2026, repurchase price $654,797,722 (collateralized by U.S. Treasury obligations: total value $663,000,000)(d)	650,000,000	650,000,000
3.64%, dated 01/21/2026, matures 03/06/2026, repurchase price $652,891,778 (collateralized by U.S. Treasury obligations: total value $663,000,006)(d)	650,000,000	650,000,000

	Par	Value
3.64%, dated 12/23/2025, matures 03/06/2026, repurchase price $302,214,333 (collateralized by U.S. Treasury obligations: total value $306,000,000)(d)	$300,000,000	$300,000,000
3.65%, dated 02/03/2026, matures 03/06/2026, repurchase price $200,628,611 (collateralized by U.S. Treasury obligations: total value $204,000,000)(d)	200,000,000	200,000,000
BofA Securities, Inc.
3.67%, dated 02/27/2026, matures 03/02/2026, repurchase price $100,030,583 (collateralized by U.S. Treasury obligations: total value $102,000,063)	100,000,000	100,000,000
Canadian Imperial Bank of Commerce
3.66%, dated 02/27/2026, matures 03/02/2026, repurchase price $800,244,000 (collateralized by U.S. Treasury obligations: total value $816,248,898)	800,000,000	800,000,000
3.65%, dated 01/29/2026, matures 03/06/2026, repurchase price $2,007,300,000 (collateralized by U.S. Treasury obligations: total value $2,046,618,668)(d)	2,000,000,000	2,000,000,000
3.65%, dated 02/23/2026, matures 03/06/2026, repurchase price $653,728,276 (collateralized by U.S. Treasury obligations: total value $666,532,762)(d)	653,000,000	653,000,000
3.66%, dated 02/27/2026, matures 03/06/2026, repurchase price $100,071,167 (collateralized by U.S. Treasury obligations: total value $102,031,111)(d)	100,000,000	100,000,000

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	7

SCHEDULE OF INVESTMENTS
GOVERNMENT OBLIGATIONS FUND(Continued)
February 28, 2026 (Unaudited)

	Par	Value
U.S. TREASURY REPURCHASE AGREEMENTS — (Continued)
3.66%, dated 02/17/2026, matures 03/06/2026, repurchase price $375,648,125 (collateralized by U.S. Treasury obligations: total value $383,005,541)(d)	$375,000,000	$375,000,000
Credit Agricole Corporate and Investment Bank
3.66%, dated 02/27/2026, matures 03/02/2026, repurchase price $1,036,461,373 (collateralized by U.S. Treasury obligations: total value $1,056,868,305)	1,036,145,349	1,036,145,349
3.66%, dated 02/04/2026, matures 03/04/2026, repurchase price $350,996,333 (collateralized by U.S. Treasury obligations: total value $357,000,000)(d)	350,000,000	350,000,000
3.66%, dated 02/05/2026, matures 03/05/2026, repurchase price $150,427,000 (collateralized by U.S. Treasury obligations: total value $153,000,000)(d)	150,000,000	150,000,000
3.67%, dated 01/29/2026, matures 03/06/2026, repurchase price $903,303,000 (collateralized by U.S. Treasury obligations: total value $918,000,000)(d)	900,000,000	900,000,000
3.67%, dated 01/29/2026, matures 03/06/2026, repurchase price $526,926,750 (collateralized by U.S. Treasury obligations: total value $535,500,000)(d)	525,000,000	525,000,000
3.66%, dated 02/06/2026, matures 03/06/2026, repurchase price $526,494,500 (collateralized by U.S. Treasury obligations: total value $535,500,030)(d)	525,000,000	525,000,000

	Par	Value
3.65%, dated 02/09/2026, matures 03/06/2026, repurchase price $451,140,625 (collateralized by U.S. Treasury obligations: total value $459,000,000)(d)	$450,000,000	$450,000,000
FICC/Bank of New York
3.66%, dated 02/27/2026, matures 03/02/2026, repurchase price $6,001,830,000 (collateralized by U.S. Treasury obligations: total value $6,120,000,074)	6,000,000,000	6,000,000,000
3.50%, dated 02/27/2026, matures 03/02/2026, repurchase price $250,072,917 (collateralized by U.S. Treasury obligations: total value $255,000,023)	250,000,000	250,000,000
FICC/BNP Paribas
3.66%, dated 02/27/2026, matures 03/02/2026, repurchase price $5,201,586,000 (collateralized by U.S. Treasury obligations: total value $5,304,000,041)	5,200,000,000	5,200,000,000
FICC/Credit Agricole Corporate and Investment Bank
3.67%, dated 02/27/2026, matures 03/02/2026, repurchase price $650,198,792 (collateralized by U.S. Treasury obligations: total value $663,164,185)	650,000,000	650,000,000
FICC/J.P. Morgan Securities LLC
3.66%, dated 02/27/2026, matures 03/02/2026, repurchase price $2,500,762,500 (collateralized by U.S. Treasury obligations: total value $2,550,777,750)	2,500,000,000	2,500,000,000
FICC/The Northern Trust Company
3.66%, dated 02/27/2026, matures 03/02/2026, repurchase price $6,501,982,500 (collateralized by U.S. Treasury obligations: total value $6,630,000,000)	6,500,000,000	6,500,000,000

The accompanying notes are an integral part of these financial statements.

8	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
GOVERNMENT OBLIGATIONS FUND(Continued)
February 28, 2026 (Unaudited)

	Par	Value
U.S. TREASURY REPURCHASE AGREEMENTS — (Continued)
Goldman Sachs & Co. LLC
3.66%, dated 02/27/2026, matures 03/02/2026, repurchase price $100,030,500 (collateralized by U.S. Treasury obligations: total value $102,000,001)	$100,000,000	$100,000,000
HSBC Securities (USA), Inc.
3.66%, dated 02/27/2026, matures 03/02/2026, repurchase price $150,045,750 (collateralized by U.S. Treasury obligations: total value $153,046,665)	150,000,000	150,000,000
3.68% (SOFR + 0.00%), dated 11/15/2024, matures 03/06/2026, repurchase price $300,214,667 (collateralized by U.S. Treasury obligations: total value $306,093,855)(d)	300,000,000	300,000,000
ING Financial Markets LLC
3.65%, dated 02/24/2026, matures 03/03/2026, repurchase price $350,248,403 (collateralized by U.S. Treasury obligations: total value $357,000,005)	350,000,000	350,000,000
3.65%, dated 02/26/2026, matures 03/05/2026, repurchase price $100,070,972 (collateralized by U.S. Treasury obligations: total value $102,000,002)	100,000,000	100,000,000
J.P. Morgan Securities LLC
3.66%, dated 02/27/2026, matures 03/02/2026, repurchase price $2,800,854,000 (collateralized by U.S. Treasury obligations: total value $2,856,871,176)	2,800,000,000	2,800,000,000
MUFG Securities (Canada) Ltd.
3.67%, dated 02/27/2026, matures 03/02/2026, repurchase price $600,183,500 (collateralized by U.S. Treasury obligations: total value $612,187,175)	600,000,000	600,000,000

	Par	Value
3.65%, dated 02/25/2026, matures 03/04/2026, repurchase price $450,319,375 (collateralized by U.S. Treasury obligations: total value $459,232,688)	$450,000,000	$450,000,000
3.65%, dated 01/29/2026, matures 03/06/2026, repurchase price $1,154,197,500 (collateralized by U.S. Treasury obligations: total value $1,176,805,735)(d)	1,150,000,000	1,150,000,000
3.72% (SOFR + 0.04%), dated 01/17/2025, matures 04/03/2026, repurchase price $501,808,333 (collateralized by U.S. Treasury obligations: total value $510,158,186)(d)	500,000,000	500,000,000
RBC Dominion Securities Inc.
3.66%, dated 02/27/2026, matures 03/02/2026, repurchase price $900,274,500 (collateralized by U.S. Treasury obligations: total value $918,000,000)	900,000,000	900,000,000
3.65%, dated 02/04/2026, matures 03/06/2026, repurchase price $351,064,583 (collateralized by U.S. Treasury obligations: total value $357,000,071)(d)	350,000,000	350,000,000
3.65%, dated 02/03/2026, matures 03/06/2026, repurchase price $351,100,069 (collateralized by U.S. Treasury obligations: total value $357,000,057)(d)	350,000,000	350,000,000
3.65%, dated 02/26/2026, matures 03/06/2026, repurchase price $2,376,926,389 (collateralized by U.S. Treasury obligations: total value $2,422,500,028)(d)	2,375,000,000	2,375,000,000

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	9

SCHEDULE OF INVESTMENTS
GOVERNMENT OBLIGATIONS FUND(Continued)
February 28, 2026 (Unaudited)

	Par	Value
U.S. TREASURY REPURCHASE AGREEMENTS — (Continued)
Royal Bank of Canada
3.65%, dated 02/11/2026, matures 03/06/2026, repurchase price $350,816,181 (collateralized by U.S. Treasury obligations: total value $357,000,033)(d)	$350,000,000	$350,000,000
3.64%, dated 02/02/2026, matures 03/06/2026, repurchase price $351,132,444 (collateralized by U.S. Treasury obligations: total value $357,000,034)(d)	350,000,000	350,000,000
3.64%, dated 01/23/2026, matures 03/06/2026, repurchase price $1,657,007,000 (collateralized by U.S. Treasury obligations: total value $1,683,000,005)(d)	1,650,000,000	1,650,000,000
3.67%, dated 02/26/2026, matures 03/06/2026, repurchase price $300,244,667 (collateralized by U.S. Treasury obligations: total value $306,000,001)(d)	300,000,000	300,000,000
3.66%, dated 02/19/2026, matures 03/06/2026, repurchase price $500,762,500 (collateralized by U.S. Treasury obligations: total value $510,000,032)(d)	500,000,000	500,000,000
3.65%, dated 02/05/2026, matures 03/06/2026, repurchase price $551,617,153 (collateralized by U.S. Treasury obligations: total value $561,000,004)(d)	550,000,000	550,000,000
Societe Generale
3.66%, dated 02/25/2026, matures 03/04/2026, repurchase price $1,200,854,000 (collateralized by U.S. Treasury obligations: total value $1,224,000,018)	1,200,000,000	1,200,000,000

	Par	Value
TD Securities (USA) LLC
3.67%, dated 02/27/2026, matures 03/02/2026, repurchase price $300,091,750 (collateralized by U.S. Treasury obligations: total value $306,000,070)	$300,000,000	$300,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENTS (Cost $49,890,502,000)		49,890,502,000
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 5.6%
FICC/State Street Bank and Trust Company
3.67%, dated 02/27/2026, matures 03/02/2026, repurchase price $4,501,376,250 (collateralized by various government agency securities: total value $4,590,000,010)	4,500,000,000	4,500,000,000
3.67%, dated 02/27/2026, matures 03/02/2026, repurchase price $1,900,581,083 (collateralized by various government agency securities: total value $1,938,000,043)	1,900,000,000	1,900,000,000
TD Securities (USA) LLC
3.67%, dated 02/24/2026, matures 03/03/2026, repurchase price $700,499,528 (collateralized by various government agency securities: total value $714,000,010)	700,000,000	700,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS (Cost $7,100,000,000)		7,100,000,000
TOTAL INVESTMENTS — 98.7% (Cost $124,231,375,823)		$124,231,375,823
Other Assets in Excess of Liabilities — 1.3%(e)		1,668,135,798
TOTAL NET ASSETS — 100.0%		$125,899,511,621

The accompanying notes are an integral part of these financial statements.

10	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
GOVERNMENT OBLIGATIONS FUND (Concluded)
February 28, 2026 (Unaudited)

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
SOFR - Secured Overnight Financing Rate
FICC - Fixed Income Clearing Corporation
(a)	The rate shown is the annualized yield as of February 28, 2026.
(b)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
(d)	The maturity date shown represents the next put date.
(e)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	11

SCHEDULE OF INVESTMENTS
INSTITUTIONAL PRIME OBLIGATIONS FUND
February 28, 2026 (Unaudited)

	Par	Value
NON-NEGOTIABLE TIME DEPOSITS — 13.8%
Canadian Imperial Bank of Commerce, Toronto Branch 3.55%, 03/02/2026	$55,000,000	$55,000,000
Credit Agricole Corporate and Investment Bank, New York Branch 3.57%, 03/02/2026	50,000,000	50,000,000
DNB Bank ASA, New York Branch 3.53%, 03/02/2026	55,000,000	55,000,000
TOTAL NON-NEGOTIABLE TIME DEPOSITS (Cost $160,000,000)		160,000,000
FINANCIAL COMPANY COMMERCIAL PAPER — 12.0%
Barclays Bank UK PLC 3.73%, 03/04/2026(a)(b)	40,000,000	39,979,636
BNG Bank NV 3.71%, 03/05/2026(a)(b)	50,000,000	49,969,405
CDP Financial Inc 3.71%, 03/05/2026(a)(b)	50,000,000	49,969,430
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $139,947,067)		139,918,471
ASSET BACKED COMMERCIAL PAPER — 6.9%
Autobahn Funding Co LLC 3.75%, 03/04/2026(a)(b)	35,000,000	34,982,038
Ionic Funding LLC 3.75%, 03/05/2026(a)	25,000,000	24,984,432
Longship Funding LLC 3.72%, 03/05/2026(a)(b)	20,000,000	19,987,738
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $79,970,775)		79,954,208
VARIABLE RATE DEMAND NOTES — 1.8%
ECMC Group Inc 3.72%, 03/06/2026(c)(d)	20,300,000	20,300,000
TOTAL VARIABLE RATE DEMAND NOTES (Cost $20,300,000)		20,300,000
CERTIFICATES OF DEPOSIT — 0.8%
Wells Fargo Bank NA 3.94% (SOFR + 0.27%), 03/03/2026	9,199,000	9,199,184
TOTAL CERTIFICATES OF DEPOSIT (Cost $9,199,112)		9,199,184

	Par	Value
U.S. TREASURY REPURCHASE AGREEMENTS — 41.9%
Bank of Nova Scotia
3.66%, dated 02/27/2026, matures 03/02/2026, repurchase price $159,859,392 (collateralized by U.S. Treasury obligations: total value $163,006,865)	$159,810,650	$159,810,650
BofA Securities, Inc.
3.67%, dated 02/27/2026, matures 03/02/2026, repurchase price $150,045,875 (collateralized by U.S. Treasury obligations: total value $153,000,074)	150,000,000	150,000,000
Credit Agricole Corporate and Investment Bank
3.66%, dated 02/27/2026, matures 03/02/2026, repurchase price $100,303,933 (collateralized by U.S. Treasury obligations: total value $102,278,822)	100,273,350	100,273,350
FICC/Bank of New York
3.66%, dated 02/27/2026, matures 03/02/2026, repurchase price $25,007,625 (collateralized by U.S. Treasury obligations: total value $25,500,071)	25,000,000	25,000,000
FICC/The Northern Trust Company
3.66%, dated 02/27/2026, matures 03/02/2026, repurchase price $25,007,625 (collateralized by U.S. Treasury obligations: total value $25,500,000)	25,000,000	25,000,000
FICC/State Street Bank and Trust Company
3.67%, dated 02/27/2026, matures 03/02/2026, repurchase price $25,007,646 (collateralized by U.S. Treasury obligations: total value $25,500,079)	25,000,000	25,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENTS (Cost $485,084,000)		485,084,000

The accompanying notes are an integral part of these financial statements.

12	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
INSTITUTIONAL PRIME OBLIGATIONS FUND (Continued)
February 28, 2026 (Unaudited)

	Par	Value
OTHER REPURCHASE AGREEMENTS — 23.0%
Bank of Nova Scotia
3.77% (OBFR + 0.14%), dated 02/27/2026, matures 03/02/2026, repurchase price $25,007,854 (collateralized by various securities: total value $26,258,252)	$25,000,000	$25,000,000
3.74% (OBFR + 0.11%), dated 02/27/2026, matures 03/02/2026, repurchase price $15,004,675 (collateralized by various securities: total value $15,755,451)	15,000,000	15,000,000
BNP Paribas
3.78% (OBFR + 0.15%), dated 02/27/2026, matures 03/02/2026, repurchase price $30,009,450 (collateralized by various securities: total value $31,500,000)	30,000,000	30,000,000
3.72% (OBFR + 0.09%), dated 02/27/2026, matures 03/02/2026, repurchase price $18,005,580 (collateralized by various securities: total value $18,900,000)	18,000,000	18,000,000
Credit Agricole Corporate and Investment Bank
3.69% (OBFR + 0.06%), dated 11/15/2024, matures 03/06/2026, repurchase price $5,003,588 (collateralized by various securities: total value $5,250,500)(d)	5,000,000	5,000,000
HSBC Securities (USA), Inc.
3.73% (OBFR + 0.10%), dated 02/27/2026, matures 03/02/2026, repurchase price $31,009,636 (collateralized by various securities: total value $32,560,631)	31,000,000	31,000,000
ING Financial Markets LLC
3.74%, dated 02/27/2026, matures 03/02/2026, repurchase price $11,003,428 (collateralized by various securities: total value $11,550,005)	11,000,000	11,000,000

	Par	Value
J.P. Morgan Securities LLC
3.75% (OBFR + 0.12%), dated 11/15/2024, matures 03/06/2026, repurchase price $25,018,229 (collateralized by various securities: total value $26,326,692)(d)	$25,000,000	$25,000,000
3.78% (OBFR + 0.15%), dated 11/15/2024, matures 03/06/2026, repurchase price $15,011,025 (collateralized by various securities: total value $15,796,373)(d)	15,000,000	15,000,000
MUFG Securities Americas Inc.
3.70%, dated 02/27/2026, matures 03/02/2026, repurchase price $37,011,408 (collateralized by various securities: total value $38,850,107)	37,000,000	37,000,000
3.69%, dated 02/27/2026, matures 03/02/2026, repurchase price $10,003,075 (collateralized by various securities: total value $10,504,862)	10,000,000	10,000,000
TD Securities (USA) LLC
3.70% (OBFR + 0.07%), dated 02/27/2026, matures 03/02/2026, repurchase price $35,010,792 (collateralized by various securities: total value $36,754,159)	35,000,000	35,000,000
3.73% (OBFR + 0.10%), dated 02/27/2026, matures 03/02/2026, repurchase price $10,003,108 (collateralized by various securities: total value $10,500,109)	10,000,000	10,000,000
TOTAL OTHER REPURCHASE AGREEMENTS (Cost $267,000,000)		267,000,000
TOTAL INVESTMENTS — 100.2% (Cost $1,161,500,954)		$1,161,455,863
Liabilities in Excess of Other Assets — (0.2)%		(2,640,458)
TOTAL NET ASSETS — 100.0%		$1,158,815,405

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	13

SCHEDULE OF INVESTMENTS
Institutional Prime Obligations Fund (Concluded)
February 28, 2026 (Unaudited)
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
OBFR - Overnight Bank Funding Rate
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)	The rate shown is the annualized yield as of February 28, 2026.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $194,888,247 or 16.8% of the Fund’s net assets.

(c)	Adjustable Rate Security - The rate is determined by the Remarketing Agent and Resets periodically (daily, weekly, monthly, etc.)
(d)	The maturity date shown represents the next put date.
The accompanying notes are an integral part of these financial statements.

14	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Schedule of Investments
Retail Prime Obligations Fund
February 28, 2026 (Unaudited)

	Par	Value
FINANCIAL COMPANY COMMERCIAL PAPER — 22.8%
ASB Bank Ltd
3.89% (SOFR + 0.22%), 10/01/2026(a)	$5,000,000	$5,000,000
Bank of Montreal
3.94% (SOFR + 0.27%), 03/23/2026	10,000,000	10,000,000
Barclays Bank PLC
3.79%, 04/06/2026(a)(b)	7,765,000	7,735,959
3.77%, 05/05/2026(a)(b)	10,000,000	9,932,833
Barclays Bank UK PLC, 3.73%, 03/04/2026(a)(b)	40,000,000	39,987,733
BofA Securities, Inc.
3.94% (SOFR + 0.27%), 05/08/2026	5,000,000	5,000,000
3.84%, 06/29/2026(b)	10,000,000	9,873,667
3.97% (SOFR + 0.30%), 08/13/2026	7,000,000	7,000,624
CDP Financial Inc
3.71%, 03/05/2026(a)(b)	40,000,000	39,983,733
3.85%, 06/08/2026(a)(b)	10,000,000	9,895,500
Citigroup Global Markets Inc,
3.95% (SOFR + 0.28%), 07/01/2026(a)	5,000,000	5,000,000
Commonwealth Bank of Australia
3.86% (SOFR + 0.19%), 04/07/2026(a)	10,000,000	9,999,888
3.72%, 08/27/2026(a)(b)	6,000,000	5,890,512
Credit Industriel et Commercial/NY 3.79%, 07/01/2026(a)(b)	10,000,000	9,873,256
DZ Bank AG/NY
4.13%, 03/04/2026(a)(b)	10,000,000	9,996,608
3.74%, 08/25/2026(a)(b)	13,000,000	12,764,025
3.70%, 09/03/2026(a)(b)	10,000,000	9,811,417
Kreditanstalt Fuer Wiederaufbau
4.12%, 03/05/2026(a)(b)	10,000,000	9,995,489
3.98%, 03/10/2026(a)(b)	10,000,000	9,990,187
Lloyds Bank PLC
3.88%, 05/07/2026(b)	10,000,000	9,928,812
3.89%, 05/13/2026(b)	10,000,000	9,922,133
3.75%, 06/08/2026(b)	11,020,000	10,907,871
3.77%, 06/22/2026(b)	8,000,000	7,906,587
3.78%, 08/10/2026(b)	8,000,000	7,865,900
3.91% (SOFR + 0.24%), 10/23/2026	5,000,000	5,000,000
Macquarie Bank Ltd
3.85%, 03/10/2026(a)(b)	5,000,000	4,995,250
3.94% (SOFR + 0.27%), 06/05/2026(a)	5,000,000	5,000,000
3.94% (SOFR + 0.27%), 06/17/2026(a)	5,000,000	4,999,999
3.79%, 07/20/2026(a)(b)	3,000,000	2,956,055

	Par	Value
MetLife Short Term Funding LLC 3.93%, 03/09/2026(a)(b)	$8,000,000	$7,993,102
Mizuho Bank Ltd/NY 3.72%, 08/17/2026(a)(b)	10,000,000	9,827,714
National Australia Bank Ltd
3.90% (SOFR + 0.23%), 03/04/2026(a)	5,000,000	5,000,000
3.71%, 08/04/2026(a)(b)	7,000,000	6,888,980
3.93% (SOFR + 0.26%), 10/06/2026(a)	10,000,000	9,999,997
Nationwide Building Society
3.90%, 03/12/2026(a)(b)	10,000,000	9,988,236
4.00%, 03/25/2026(a)(b)	15,000,000	14,960,500
Nederlandse Waterschapsbank NV 3.76%, 03/13/2026(a)(b)	25,000,000	24,969,083
New York Life Short Term Funding LLC 3.85%, 03/19/2026(a)(b)	10,000,000	9,981,000
Nordea Bank Abp 3.95%, 05/18/2026(a)(b)	10,000,000	9,915,500
Ontario Teachers’ Finance Trust 3.65%, 10/07/2026(a)(b)	10,000,000	9,780,000
Protective Life Short Term Funding LLC
3.77%, 03/18/2026(a)(b)	20,000,000	19,964,914
3.93%, 08/17/2026(a)(b)	10,000,000	9,817,855
Royal Bank of Canada
4.12%, 04/20/2026(b)	10,000,000	9,943,611
3.78%, 06/16/2026(b)	10,000,000	9,889,136
3.74%, 06/30/2026(b)	10,000,000	9,875,975
Santander UK PLC 3.79%, 04/07/2026(b)	10,000,000	9,961,561
Skandinaviska Enskilda Banken AB
3.88% (SOFR + 0.21%), 03/11/2026(a)	10,000,000	9,999,994
4.06% (SOFR + 0.39%), 04/28/2026(a)	10,000,000	10,002,299
3.87%, 05/01/2026(a)(b)	10,000,000	9,935,272
4.12%, 05/06/2026(a)(b)	10,000,000	9,925,567
3.92% (SOFR + 0.25%), 05/11/2026(a)	10,000,000	9,999,587
3.75%, 06/15/2026(a)(b)	10,000,000	9,891,056
3.69%, 08/07/2026(a)(b)	7,620,000	7,497,496
Sumitomo Mitsui Trust Bank Ltd/SG 3.81%, 03/30/2026(a)(b)	5,000,000	4,984,856
Sumitomo Mitsui Trust/NY 3.97%, 03/10/2026(a)(b)	10,000,000	9,990,200
Svenska Handelsbanken AB
3.93% (SOFR + 0.26%), 04/29/2026(a)	10,000,000	9,999,993
3.74%, 08/25/2026(a)(b)	10,000,000	9,818,575
3.70%, 10/27/2026(a)(b)	10,000,000	9,756,667
3.65%, 11/04/2026(a)(b)	6,000,000	5,851,200

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	15

Schedule of Investments
Retail Prime Obligations Fund(Continued)
February 28, 2026 (Unaudited)

	Par	Value
FINANCIAL COMPANY COMMERCIAL PAPER — (Continued)
Swedbank
4.01%, 03/10/2026(a)(b)	$10,000,000	$9,990,112
3.92%, 04/17/2026(a)(b)	10,000,000	9,949,475
3.89% (SOFR + 0.22%), 05/22/2026(a)	10,000,000	10,000,000
3.72%, 07/10/2026(a)(b)	10,000,000	9,866,453
3.73%, 07/14/2026(a)(b)	8,000,000	7,889,600
3.73%, 08/03/2026(a)(b)	7,000,000	6,889,089
Westpac Banking Corp
3.91% (SOFR + 0.24%), 03/05/2026(a)	10,000,000	10,000,033
3.73%, 07/15/2026(a)(b)	20,000,000	19,721,956
3.69%, 09/09/2026(a)(b)	10,000,000	9,805,867
3.94% (SOFR + 0.27%), 01/25/2027(a)	5,000,000	4,999,994
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $702,736,543)		702,736,543
NON-NEGOTIABLE TIME DEPOSITS — 14.1%
Canadian Imperial Bank of Commerce, Toronto Branch 3.55%, 03/02/2026	145,000,000	145,000,000
Credit Agricole Corporate and Investment Bank, New York Branch 3.57%, 03/02/2026	140,000,000	140,000,000
DNB Bank ASA, New York Branch 3.53%, 03/02/2026	150,000,000	150,000,000
TOTAL NON-NEGOTIABLE TIME DEPOSITS (Cost $435,000,000)		435,000,000
ASSET BACKED COMMERCIAL PAPER — 9.4%
Autobahn Funding Co LLC 3.75%, 03/16/2026(a)(b)	10,000,000	9,984,583
Bedford Row Funding Corp 3.88%, 06/01/2026(a)(b)	10,000,000	9,902,122
CAFCO LLC
3.95%, 04/01/2026(a)(b)	12,000,000	11,959,700
3.73%, 06/02/2026(a)(b)	10,000,000	9,904,933
Chariot Funding LLC
3.93% (SOFR + 0.26%), 07/22/2026(a)	10,000,000	10,000,000
CRC Funding LLC 3.78%, 05/12/2026(a)(b)	7,000,000	6,947,780
Fairway Finance Co LLC
3.92%, 04/06/2026(a)(b)	10,000,000	9,961,300
3.76%, 08/25/2026(a)(b)	8,000,000	7,854,073
Ionic Funding LLC
3.82%, 03/02/2026(b)	20,000,000	19,997,906
3.82%, 03/06/2026(b)	6,492,000	6,488,601
3.85%, 03/17/2026(b)	10,000,000	9,983,111
3.81%, 04/10/2026(b)	26,000,000	25,891,378

	Par	Value
Liberty Street Funding LLC
3.98%, 03/05/2026(a)(b)	$10,000,000	$9,995,633
3.96%, 03/06/2026(a)(b)	5,000,000	4,997,285
3.98%, 04/20/2026(a)(b)	10,000,000	9,945,417
3.77%, 06/08/2026(a)(b)	10,000,000	9,897,700
3.75%, 07/02/2026(a)(b)	10,000,000	9,873,583
3.73%, 07/06/2026(a)(b)	10,000,000	9,870,178
3.72%, 08/12/2026(a)(b)	8,000,000	7,866,249
Manhattan Asset Funding Co LLC
3.88%, 04/06/2026(a)(b)	10,000,000	9,961,700
3.76%, 04/28/2026(a)(b)	10,000,000	9,940,228
3.71%, 06/05/2026(a)(b)	7,000,000	6,931,680
Mont Blanc Capital Corp 3.77%, 03/16/2026(a)(b)	10,000,000	9,984,500
Old Line Funding LLC
4.08%, 03/05/2026(a)(b)	5,000,000	4,997,767
3.74%, 08/18/2026(a)(b)	8,000,000	7,860,600
Sheffield Receivables Co LLC
3.77%, 03/19/2026(a)(b)	10,000,000	9,981,400
3.77%, 04/02/2026(a)(b)	10,000,000	9,966,933
3.79%, 05/21/2026(a)(b)	10,000,000	9,915,850
Thunder Bay Funding LLC
3.73%, 08/05/2026(a)(b)	2,500,000	2,459,878
3.90% (SOFR + 0.23%), 08/27/2026(a)	5,000,000	5,000,000
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $288,322,068)		288,322,068
CERTIFICATES OF DEPOSIT — 9.1%
Banco Santander SA/NY
4.04% (SOFR + 0.37%), 05/22/2026	5,000,000	5,001,479
Bank of Montreal/Chicago
3.94% (SOFR + 0.27%), 03/02/2026	10,000,000	10,000,000
3.92% (SOFR + 0.25%), 03/12/2026	8,500,000	8,500,000
4.07% (SOFR + 0.40%), 09/08/2026	5,000,000	5,001,510
4.04% (SOFR + 0.37%), 10/23/2026	5,000,000	5,000,000
Bank of Nova Scotia/Houston
3.97% (SOFR + 0.30%), 09/01/2026	8,400,000	8,401,977
Canadian Imperial Bank of Commerce/NY
4.06% (SOFR + 0.39%), 04/01/2026	5,000,000	5,000,000
Commonwealth Bank of Australia/NY
3.92% (SOFR + 0.25%), 03/24/2026	14,450,000	14,450,000
3.99% (SOFR + 0.32%), 07/22/2026	5,000,000	5,000,000

The accompanying notes are an integral part of these financial statements.

16	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Schedule of Investments
Retail Prime Obligations Fund(Continued)
February 28, 2026 (Unaudited)

	Par	Value
CERTIFICATES OF DEPOSIT — (Continued)
3.97% (SOFR + 0.30%), 09/29/2026	$5,000,000	$5,000,000
3.94% (SOFR + 0.27%), 01/25/2027	5,000,000	5,000,000
Cooperatieve Rabobank UA/NY
3.92% (SOFR + 0.25%), 05/04/2026	5,000,000	5,000,000
DZ Bank AG/NY
3.86% (SOFR + 0.19%), 03/03/2026	10,000,000	10,000,059
Goldman Sachs Bank USA/NY
3.94% (SOFR + 0.27%), 06/11/2026	5,000,000	5,000,000
HSBC Securities (USA), Inc.
4.02% (SOFR + 0.35%), 07/10/2026	6,000,000	6,002,561
Mizuho Bank Ltd/NY
4.07% (SOFR + 0.40%), 05/08/2026	5,000,000	5,001,300
3.93% (SOFR + 0.26%), 06/01/2026	5,000,000	5,000,000
3.87% (SOFR + 0.20%), 08/24/2026	5,000,000	5,000,000
3.88% (SOFR + 0.21%), 09/03/2026	5,000,000	4,999,985
National Australia Bank Ltd/NY
3.91% (SOFR + 0.24%), 03/02/2026	15,000,000	14,999,997
3.92% (SOFR + 0.25%), 03/17/2026	5,000,000	5,000,000
3.87% (SOFR + 0.20%), 10/16/2026	5,000,000	5,000,000
Nordea Bank Abp/NY
3.89% (SOFR + 0.22%), 03/06/2026	12,000,000	11,999,950
3.87% (SOFR + 0.20%), 05/05/2026	10,000,000	10,000,000
3.87% (SOFR + 0.20%), 05/15/2026	10,000,000	9,999,777
3.94% (SOFR + 0.27%), 08/12/2026	5,000,000	5,000,000
3.85% (SOFR + 0.18%), 08/14/2026	7,000,000	7,000,000
Sumitomo Mitsui Bank/NY
3.89% (SOFR + 0.22%), 03/11/2026	5,000,000	4,999,999
3.90% (SOFR + 0.23%), 04/15/2026	10,000,000	10,000,000
3.88% (SOFR + 0.21%), 07/30/2026	7,000,000	7,000,000
3.87% (SOFR + 0.20%), 08/24/2026	5,000,000	5,000,000
Sumitomo Mitsui Trust/NY 3.80%, 04/09/2026	10,000,000	10,000,000
Svenska Handelsbanken AB/NY 3.97%, 06/23/2026	10,000,000	10,000,154

	Par	Value
Swedbank/NY
3.92% (SOFR + 0.25%), 06/11/2026	$7,000,000	$7,000,000
3.97% (SOFR + 0.30%), 10/16/2026	4,000,000	4,001,508
Wells Fargo Bank NA
3.98% (SOFR + 0.31%), 06/02/2026	16,000,000	16,000,299
3.89% (SOFR + 0.22%), 11/10/2026	5,000,000	5,000,000
Westpac Banking Corp/NY
3.96% (SOFR + 0.29%), 06/12/2026	10,000,000	9,999,709
TOTAL CERTIFICATES OF DEPOSIT (Cost $280,360,264)		280,360,264
OTHER INSTRUMENTS — 3.0%
Amazon.com Inc 1.00%, 05/12/2026	6,275,000	6,241,064
ASB Bank Ltd 5.35%, 06/15/2026 (a)	6,000,000	6,026,201
Australia & New Zealand Banking Group
4.25% (SOFR + 0.56%), 03/18/2026 (a)	5,483,000	5,483,894
Chevron Corp 2.95%, 05/16/2026	8,000,000	7,986,232
Citibank NA 5.44%, 04/30/2026	5,390,000	5,395,992
Citigroup Global Markets Inc
4.20% (SOFR + 0.51%), 06/15/2026 (a)	10,000,000	10,000,000
4.14% (SOFR + 0.47%), 11/13/2026 (a)	5,000,000	5,000,000
John Deere Capital Corp
5.05%, 03/03/2026	1,846,000	1,846,169
1.05%, 06/17/2026	4,500,000	4,464,059
JP Morgan Chase Bank NA
4.29% (SOFR + 0.62%), 04/29/2026	10,000,000	10,005,749
National Australia Bank Ltd/NY
3.93% (SOFR + 0.26%), 04/02/2026	10,000,000	10,000,000
New York Life Global Funding LLC
4.19% (SOFR + 0.48%), 06/09/2026 (a)	11,003,000	11,011,700
Pacific Life Global Funding II
4.34% (SOFR + 0.62%), 06/04/2026 (a)	3,500,000	3,503,187
Toyota Motor Credit Corp
4.02% (SOFR + 0.35%), 12/09/2026	5,000,000	5,000,000
TOTAL OTHER INSTRUMENTS (Cost $91,964,247)		91,964,247

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	17

Schedule of Investments
Retail Prime Obligations Fund(Continued)
February 28, 2026 (Unaudited)

	Par	Value
NON-FINANCIAL COMPANY COMMERCIAL PAPER — 1.6%
TotalEnergies Capital SA
4.11%, 03/18/2026(a)(b)	$10,000,000	$9,980,875
4.06%, 03/25/2026(a)(b)	10,000,000	9,973,333
3.84%, 03/31/2026(a)(b)	20,000,000	19,936,833
Toyota Motor Credit Corp
3.93%, 06/15/2026(b)	5,000,000	4,942,878
3.83%, 07/10/2026(b)	5,000,000	4,931,225
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER (Cost $49,765,144)		49,765,144
OTHER REPURCHASE AGREEMENTS — 26.1%
Bank of Nova Scotia
3.74% (OBFR + 0.11%), dated 02/27/2026, matures 03/02/2026, repurchase price $25,007,792 (collateralized by various securities: total value $26,258,206)	25,000,000	25,000,000
3.77% (OBFR + 0.14%), dated 02/27/2026, matures 03/02/2026, repurchase price $20,006,283 (collateralized by various securities: total value $21,006,598)	20,000,000	20,000,000
BNP Paribas
3.78% (OBFR + 0.15%), dated 02/27/2026, matures 03/02/2026, repurchase price $107,033,705 (collateralized by various securities: total value $112,350,000)	107,000,000	107,000,000
3.72% (OBFR + 0.09%), dated 02/27/2026, matures 03/02/2026, repurchase price $20,006,200 (collateralized by various securities: total value $21,000,000)	20,000,000	20,000,000
3.88% (OBFR + 0.25%), dated 11/15/2024, matures 04/03/2026, repurchase price $27,101,850 (collateralized by various securities: total value $28,350,713)(c)	27,000,000	27,000,000

	Par	Value
BofA Securities, Inc.
3.93% (OBFR + 0.30%), dated 11/15/2024, matures 04/03/2026, repurchase price $25,095,521 (collateralized by various securities: total value $26,250,024)(c)	$25,000,000	$25,000,000
Credit Agricole Corporate and Investment Bank
3.69% (OBFR + 0.06%), dated 11/15/2024, matures 03/06/2026, repurchase price $10,007,175 (collateralized by various securities: total value $10,500,829)(c)	10,000,000	10,000,000
HSBC Securities (USA), Inc.
3.73% (OBFR + 0.10%), dated 02/27/2026, matures 03/02/2026, repurchase price $107,033,259 (collateralized by various securities: total value $112,385,580)	107,000,000	107,000,000
3.88% (SOFR + 0.20%), dated 11/15/2024, matures 04/03/2026, repurchase price $7,026,406 (collateralized by various securities: total value $7,353,029)(c)	7,000,000	7,000,000
ING Financial Markets LLC
3.74%, dated 02/27/2026, matures 03/02/2026, repurchase price $29,009,038 (collateralized by various securities: total value $30,450,000)	29,000,000	29,000,000
J.P. Morgan Securities LLC
3.78% (OBFR + 0.15%), dated 11/15/2024, matures 03/06/2026, repurchase price $30,022,050 (collateralized by various securities: total value $31,592,743)(c)	30,000,000	30,000,000
3.75% (OBFR + 0.12%), dated 11/15/2024, matures 03/06/2026, repurchase price $55,040,104 (collateralized by various securities: total value $57,918,616)(c)	55,000,000	55,000,000

The accompanying notes are an integral part of these financial statements.

18	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Schedule of Investments
Retail Prime Obligations Fund(Continued)
February 28, 2026 (Unaudited)

	Par	Value
OTHER REPURCHASE AGREEMENTS — (Continued)
3.82% (OBFR + 0.14%), dated 09/03/2025, matures 03/06/2026, repurchase price $15,011,142 (collateralized by various securities: total value $15,796,365)(c)	$15,000,000	$15,000,000
4.03% (OBFR + 0.40%), dated 11/15/2024, matures 05/28/2026, repurchase price $31,312,325 (collateralized by various securities: total value $32,652,099)(c)	31,000,000	31,000,000
MUFG Securities Americas Inc.
3.70%, dated 02/27/2026, matures 03/02/2026, repurchase price $110,033,917 (collateralized by various securities: total value $115,500,301)	110,000,000	110,000,000
3.69%, dated 02/27/2026, matures 03/02/2026, repurchase price $40,012,300 (collateralized by various securities: total value $42,003,454)	40,000,000	40,000,000
TD Securities (USA) LLC
3.70% (OBFR + 0.07%), dated 02/27/2026, matures 03/02/2026, repurchase price $115,035,458 (collateralized by various securities: total value $120,750,739)	115,000,000	115,000,000
3.73% (OBFR + 0.10%), dated 02/27/2026, matures 03/02/2026, repurchase price $30,009,325 (collateralized by various securities: total value $31,500,063)	30,000,000	30,000,000
TOTAL OTHER REPURCHASE AGREEMENTS (Cost $803,000,000)		803,000,000

	Par	Value
U.S. TREASURY REPURCHASE AGREEMENTS — 13.3%
Bank of Nova Scotia
3.66%, dated 02/27/2026, matures 03/02/2026, repurchase price $221,004,302 (collateralized by U.S. Treasury obligations: total value $225,355,657)	$220,936,916	$220,936,916
Credit Agricole Corporate and Investment Bank
3.66%, dated 02/27/2026, matures 03/02/2026, repurchase price $138,669,365 (collateralized by U.S. Treasury obligations: total value $141,399,632)	138,627,084	138,627,084
FICC/Bank of New York
3.66%, dated 02/27/2026, matures 03/02/2026, repurchase price $25,007,625 (collateralized by U.S. Treasury obligations: total value $25,500,071)	25,000,000	25,000,000
FICC/The Northern Trust Company
3.66%, dated 02/27/2026, matures 03/02/2026, repurchase price $25,007,625 (collateralized by U.S. Treasury obligations: total value $25,500,000)	25,000,000	25,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENTS (Cost $409,564,000)		409,564,000
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 0.8%
FICC/State Street Bank and Trust Company
3.67%, dated 02/27/2026, matures 03/02/2026, repurchase price $25,007,646 (collateralized by various government agency securities: total value $25,500,189)	25,000,000	25,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS (Cost $25,000,000)		25,000,000

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	19

Schedule of Investments
Retail Prime Obligations Fund (Concluded)
February 28, 2026 (Unaudited)

	Par	Value
TOTAL INVESTMENTS — 100.2% (Cost $3,085,712,266)		$3,085,712,266
Liabilities in Excess of Other Assets - (0.2)%		(6,143,504)
TOTAL NET ASSETS — 100.0%		$3,079,568,762

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
OBFR - Overnight Bank Funding Rate
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
FICC - Fixed Income Clearing Corporation
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $886,537,761 or 28.8% of the Fund’s net assets.

(b)	The rate shown is the annualized yield as of February 28, 2026.
(c)	The maturity date shown represents the next put date.
The accompanying notes are an integral part of these financial statements.

20	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
RETAIL TAX FREE OBLIGATIONS FUND
February 28, 2026 (Unaudited)

	Par	Value
VARIABLE RATE DEMAND NOTES — 72.9%
Connecticut — 4.8%
State of Connecticut Health and Education Facilities Authority, Yale University,
Series 2017A-1 1.50%, 03/06/2026 (Yale University)(a)	$18,000,000	$18,000,000
District of Columbia — 0.4%
District of Columbia, Multimodal Medlantic/Helix Issue,
Series 1998A Tranche III, 1.88%, 03/06/2026 (LOC: PNC Bank N.A.)(a)	1,575,000	1,575,000
Florida — 8.4%
Halifax Hospital Medical Center Daytona Beach, Florida,
Series 2008 1.90%, 03/06/2026 (LOC: JPMorgan Chase Bank)(a)	9,780,000	9,780,000
Hillsborough County Industrial Development Authority, Baycare Health System,
Series 2020C 1.85%, 03/06/2026 (LOC: TD Bank)(a)	14,995,000	14,995,000
Miami-Dade County, Florida, Juvenile Courthouse Project,
Series 2003B 1.85%, 03/06/2026 (LOC: TD Bank)(a)	6,505,000	6,505,000
		31,280,000
Georgia — 4.9%
Macon Water Authority, Tax-Exempt Adjustable Mode Water & Sewer Refunding and Improvement Revenue Bonds,
Series 2018B 1.91%, 03/06/2026 (Macon Water Authority)(a)	18,180,000	18,180,000
Illinois — 12.2%
Illinois Educational Facilities Authority, The Adler Planetarium,
Series 1997 1.90%, 03/06/2026 (LOC: PNC Bank)(a)	5,100,000	5,100,000
Illinois Educational Facilities Authority, The Newberry Library,
Series 1988 2.05%, 03/06/2026 (LOC: Northern Trust Company)(a)	100,000	100,000

	Par	Value
Illinois Finance Authority, Richard Driehaus Foundation,
Series 2005 2.00%, 03/06/2026 (LOC: Northern Trust Company)(a)	$12,100,000	$12,100,000
Illinois Finance Authority, St. Ignatius College Prep Project,
Series 2006 1.88%, 03/06/2026 (LOC: PNC Bank)(a)	12,000,000	12,000,000
Illinois Finance Authority, Steppenwolf Theatre Company Project,
Series 2019 1.98%, 03/06/2026 (LOC: Northern Trust Company)(a)	13,200,000	13,200,000
Illinois Finance Authority, The Latin School of Chicago Project,
Series 2005A 1.90%, 03/06/2026 (LOC: JPMorgan Chase Bank)(a)	3,160,000	3,160,000
		45,660,000
Indiana — 4.7%
Indiana Finance Authority, Duke Energy Indiana Inc Project,
Series 2009A-5 2.07%, 03/02/2026 (LOC: Sumitomo Mitsui Banking)(a)	3,900,000	3,900,000
Indiana Finance Authority, Parkview Health System Obligated Group,
Series 2009C 1.90%, 03/06/2026 (LOC: Sumitomo Mitsui Banking)(a)	13,540,000	13,540,000
		17,440,000
Kentucky — 4.0%
Louisville/Jefferson County Metro Government, Norton Healthcare, Inc,
Series 2013C 1.90%, 03/06/2026 (LOC: PNC Bank)(a)	14,990,000	14,990,000
Minnesota — 3.7%
Minnesota Higher Education Facilities Authority, Macalester College,
Series Five-Q 2.05%, 03/06/2026 (Macalester College)(a)	13,975,000	13,975,000

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	21

SCHEDULE OF INVESTMENTS
RETAIL TAX FREE OBLIGATIONS FUND(Continued)
February 28, 2026 (Unaudited)

	Par	Value
VARIABLE RATE DEMAND NOTES — (Continued)
Mississippi — 1.4%
Mississippi Business Finance Corporation, Chevron U.S.A. Inc Project,
Series 2009B 2.07%, 03/02/2026 (GTD: Chevron Corp)(a)	$5,185,000	$5,185,000
Nevada — 3.9%
Clark County, Nevada Airport System,
Series 2008D-2A 1.85%, 03/06/2026 (LOC: Wells Fargo Bank)(a)	9,450,000	9,450,000
Clark County, Nevada Airport System,
Series 2008D-2B 1.90%, 03/06/2026 (LOC: Sumitomo Mitsui Banking)(a)	5,220,000	5,220,000
		14,670,000
Pennsylvania — 4.9%
Pennsylvania Turnpike Commission Variable Rate Turnpike Revenue Bonds,
Series 2020A 1.75%, 03/06/2026 (LOC: Barclays Bank PLC)(a)	18,450,000	18,450,000
Tennessee — 0.3%
Sports Authority of Wilson County, Tennessee,
Series 1999 1.88%, 03/06/2026 (LOC: PNC Bank N.A.)(a)	1,065,000	1,065,000
Texas — 4.3%
City of Houston, Texas, Combined Utility System,
Series 2004B 1.90%, 03/06/2026 (LOC: Sumitomo Mitsui Banking)(a)	6,000,000	6,000,000
Gulf Coast Industrial Development Authority, ExxonMobil Project,
Series 2012 1.90%, 03/02/2026 (GTD: Exxon Mobil Corp)(a)	10,000,000	10,000,000
Tarrant County Cultural Education Facilities Finance Corp, Christus Health,
Series 2008C-2 1.90%, 03/06/2026 (LOC: The Bank of New York)(a)	135,000	135,000
		16,135,000

	Par	Value
Virginia — 7.3%
Industrial Development Authority of Loudoun County, Virginia, Howard Hughes Medical Institute Issue,
Series 2003E 1.75%, 03/06/2026 (Howard Hughes Med I)(a)	$19,960,000	$19,960,000
Portsmouth Redevelopment & Housing Authority, Phoebus Square Apartments,
Series 2008 1.98%, 03/06/2026 (GTD: FHLMC)(a)	7,200,000	7,200,000
		27,160,000
Washington — 5.1%
Port of Tacoma, Subordinate Lien Revenue Bonds,
Series 2008B 1.87%, 03/06/2026 (LOC: Bank of America)(a)	19,000,000	19,000,000
Wisconsin — 2.6%
Wisconsin Health and Educational Facilities Authority, The Medical College of Wisconsin, Inc.,
Series 2004 1.75%, 03/06/2026 (LOC: JPMorgan Chase Bank)(a)	9,700,000	9,700,000
TOTAL VARIABLE RATE DEMAND NOTES (Cost $272,465,000)		272,465,000
OTHER MUNICIPAL SECURITIES — 14.5%
Ohio — 13.1%
Anderson Township Park District, Ohio, Hamilton County,
Series 2025 3.63%, 03/11/2026 (GTD: Ohio Market Access Program)	4,100,000	4,100,571
Anderson Township Park District, Ohio, Hamilton County,
Series 2026 4.00%, 03/09/2027 (GTD: Ohio Market Access Program)(b)	4,000,000	4,056,400
City of Delaware Ohio, Fire Station & Land Acquisition, General Obligation Bond 3.75%, 04/16/2026 (GTD: Ohio Market Access Program)	5,000,000	5,003,722

The accompanying notes are an integral part of these financial statements.

22	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
RETAIL TAX FREE OBLIGATIONS FUND (Concluded)
February 28, 2026 (Unaudited)

	Par	Value
OTHER MUNICIPAL SECURITIES — (Continued)
Ohio — (Continued)
City of Hamilton Ohio, General Obligation Bond,
Series 2025 4.00%, 12/15/2026 (GTD: Ohio Market Access Program)	$2,000,000	$2,021,596
City of Miamisburg, Montgomery County, Ohio,
Series 2026 3.75%, 10/21/2026 (GTD: Ohio Market Access Program)	3,000,000	3,023,182
City of New Albany, Ohio Capital Facilities,
Series 2025 3.75%, 06/04/2026(b)	3,350,000	3,359,429
City of Sidney, Ohio General Obligation Notes,
Series 2025 3.75%, 10/07/2026	5,000,000	5,038,214
County of Lake, Ohio, Various Purpose Improvement Notes,
Series 2025 3.75%, 09/16/2026	5,225,000	5,256,905
County of Lucas, Ohio Various Purpose Improvement Notes,
Series 2025 4.00%, 10/09/2026	4,165,000	4,203,809
County of Muskingum, Ohio Capital Facilities Improvement (GTD: Ohio Market Access Program),
Series 2025A 4.00%, 12/15/2026	6,750,000	6,816,561
Hamilton County, Ohio, Oak Hills School District (GTD: Ohio Market Access Program),
Series 2026 4.00%, 06/03/2026	6,000,000	6,022,474
		48,902,863
Wisconsin — 1.4%
Madison Metropolitan School District, Dane County, Wisconsin,
Series 2025, 5.00%, 09/01/2026	5,000,000	5,060,266
TOTAL OTHER MUNICIPAL SECURITIES (Cost $53,963,129)		53,963,129

	Par	Value
NON-FINANCIAL COMPANY COMMERCIAL PAPER - 12.3%
Michigan — 2.4%
University of Michigan,
Series 2009B 2.40%, 05/05/2026	$9,000,000	$9,000,000
Minnesota — 3.2%
University of Minnesota,
Series D 2.62%, 03/02/2026	11,977,000	11,977,000
Texas — 4.0%
University of Texas,
Series A 2.42%, 03/12/2026	15,000,000	15,000,000
Washington — 2.7%
King County Washington,
Series A 2.40%, 05/04/2026	10,000,000	10,000,000
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER (Cost $45,977,000)		45,977,000
TOTAL INVESTMENTS — 99.7% (Cost $372,405,129)		$372,405,129
Other Assets in Excess of Liabilities - 0.3%		1,160,035
TOTAL NET ASSETS — 100.0%		$373,565,164

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
FHLMC - Federal Home Loan Mortgage Corporation
GTD - Guaranteed
LOC - Line of Credit
(a)	Adjustable Rate Security - The rate is determined by the Remarketing Agent and Resets periodically (daily, weekly, monthly, etc.)
(b)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	23

SCHEDULE OF INVESTMENTS
TREASURY OBLIGATIONS FUND
February 28, 2026 (Unaudited)

	Par	Value
U.S. TREASURY DEBT - 49.1%
U.S. Treasury Bill
3.67%, 03/05/2026(a)	$465,000,000	$464,812,871
3.68%, 03/12/2026(a)	800,000,000	799,113,644
3.61%, 03/17/2026(a)	75,000,000	74,881,167
3.69%, 03/19/2026(a)	225,000,000	224,590,875
3.67%, 03/24/2026(a)	1,025,000,000	1,022,628,429
3.68%, 03/26/2026(a)	500,000,000	498,738,680
3.68%, 03/31/2026(a)	375,000,000	373,864,219
3.69%, 04/02/2026(a)	150,000,000	149,515,200
3.67%, 04/07/2026(a)	540,000,000	537,985,427
3.67%, 04/09/2026(a)	125,000,000	124,510,469
3.67%, 04/14/2026(a)	225,000,000	224,005,417
3.68%, 04/16/2026(a)	275,000,000	273,726,215
3.66%, 04/21/2026(a)	600,000,000	596,935,537
3.72%, 04/23/2026(a)	405,000,000	402,814,427
3.65%, 04/30/2026(a)	590,000,000	586,464,359
3.70%, 05/28/2026(a)	100,000,000	99,108,267
3.63%, 06/04/2026(a)	190,000,000	188,171,857
3.59%, 06/11/2026(a)	150,000,000	148,496,031
3.65%, 06/16/2026(a)	150,000,000	148,394,331
3.53%, 07/02/2026(a)	150,000,000	148,216,500
3.54%, 07/16/2026(a)	425,000,000	419,351,985
3.58%, 07/23/2026(a)	250,000,000	246,473,250
3.57%, 07/30/2026(a)	525,000,000	517,237,971
3.54%, 08/13/2026(a)	250,000,000	246,000,010
3.56%, 08/20/2026(a)	175,000,000	172,067,758
3.57%, 08/27/2026(a)	200,000,000	196,496,821
U.S. Treasury Note
4.63%, 03/15/2026	200,000,000	200,028,717
0.75%, 03/31/2026	325,000,000	324,105,587
4.50%, 03/31/2026	690,000,000	690,217,652
3.75%, 04/15/2026	400,000,000	399,832,249
0.75%, 04/30/2026	180,000,000	179,063,637
2.38%, 04/30/2026	350,000,000	349,079,063
3.77% (3 mo. U.S. Treasury Money Market Yield + 0.15%), 04/30/2026	1,750,000,000	1,750,123,696
4.88%, 04/30/2026	750,000,000	751,049,794
1.63%, 05/15/2026	150,000,000	149,258,608
3.63%, 05/15/2026	50,000,000	49,961,328
4.13%, 06/15/2026	250,000,000	249,975,086
0.88%, 06/30/2026	175,000,000	173,169,898
1.88%, 06/30/2026	75,000,000	74,474,010
4.63%, 06/30/2026	525,000,000	525,977,885
4.50%, 07/15/2026	320,000,000	320,440,270
0.63%, 07/31/2026	240,000,000	236,617,249
3.80% (3 mo. U.S. Treasury Money Market Yield + 0.18%), 07/31/2026	1,000,000,000	999,864,407
4.38%, 07/31/2026	545,000,000	545,604,739
0.75%, 08/31/2026	485,000,000	477,661,701
1.38%, 08/31/2026	75,000,000	74,084,364

	Par	Value
3.75%, 08/31/2026	$80,000,000	$80,022,597
4.63%, 09/15/2026	75,000,000	75,283,363
0.88%, 09/30/2026	255,000,000	250,930,590
3.50%, 09/30/2026	510,000,000	509,410,608
4.63%, 10/15/2026	630,000,000	633,768,414
3.83% (3 mo. U.S. Treasury Money Market Yield + 0.21%), 10/31/2026	1,200,000,000	1,200,282,736
1.25%, 11/30/2026	505,000,000	496,151,989
4.38%, 12/15/2026	75,000,000	75,437,634
1.25%, 12/31/2026	290,000,000	284,387,569
4.25%, 12/31/2026	545,000,000	547,791,061
4.00%, 01/15/2027	880,000,000	883,458,355
3.72% (3 mo. U.S. Treasury Money Market Yield + 0.10%), 01/31/2027	900,000,000	899,950,735
4.13%, 02/15/2027	100,000,000	100,560,902
4.25%, 03/15/2027	850,000,000	856,389,471
3.78% (3 mo. U.S. Treasury Money Market Yield + 0.16%), 04/30/2027	1,175,000,000	1,175,338,295
3.78% (3 mo. U.S. Treasury Money Market Yield + 0.16%), 07/31/2027	850,000,000	849,739,475
3.81% (3 mo. U.S. Treasury Money Market Yield + 0.19%), 10/31/2027	1,050,000,000	1,050,613,165
3.72% (3 mo. U.S. Treasury Money Market Yield + 0.10%), 01/31/2028	550,000,000	550,155,428
TOTAL U.S. TREASURY DEBT (Cost $27,924,864,044)		27,924,864,044
U.S. TREASURY REPURCHASE AGREEMENTS - 49.6%
Bank of Montreal
3.66%, dated 02/27/2026, matures 03/02/2026, repurchase price $100,030,500 (collateralized by U.S. Treasury obligations: total value $102,000,091)	100,000,000	100,000,000
Bank of Nova Scotia
3.66%, dated 02/27/2026, matures 03/02/2026, repurchase price $518,053,741 (collateralized by U.S. Treasury obligations: total value $528,253,706)	517,895,783	517,895,783

The accompanying notes are an integral part of these financial statements.

24	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
TREASURY OBLIGATIONS FUND(Continued)
February 28, 2026 (Unaudited)

	Par	Value
U.S. TREASURY REPURCHASE AGREEMENTS — (Continued)
3.66%, dated 02/27/2026, matures 03/02/2026, repurchase price $250,076,250 (collateralized by U.S. Treasury obligations: total value $255,000,000)	$250,000,000	$250,000,000
Barclays Capital Inc.
3.66%, dated 02/27/2026, matures 03/02/2026, repurchase price $100,030,500 (collateralized by U.S. Treasury obligations: total value $102,000,085)	100,000,000	100,000,000
BNP Paribas
3.66%, dated 02/27/2026, matures 03/02/2026, repurchase price $200,061,000 (collateralized by U.S. Treasury obligations: total value $204,000,000)	200,000,000	200,000,000
3.64%, dated 12/23/2025, matures 03/06/2026, repurchase price $201,476,222 (collateralized by U.S. Treasury obligations: total value $204,000,000)(b)	200,000,000	200,000,000
3.65%, dated 02/05/2026, matures 03/06/2026, repurchase price $150,441,042 (collateralized by U.S. Treasury obligations: total value $153,000,000)(b)	150,000,000	150,000,000
3.65%, dated 02/04/2026, matures 03/06/2026, repurchase price $150,456,250 (collateralized by U.S. Treasury obligations: total value $153,000,000)(b)	150,000,000	150,000,000
3.64%, dated 12/23/2025, matures 03/06/2026, repurchase price $352,583,389 (collateralized by U.S. Treasury obligations: total value $357,000,000)(b)	350,000,000	350,000,000

	Par	Value
3.64%, dated 01/21/2026, matures 03/06/2026, repurchase price $351,557,111 (collateralized by U.S. Treasury obligations: total value $357,000,085)(b)	$350,000,000	$350,000,000
3.65%, dated 02/03/2026, matures 03/06/2026, repurchase price $100,314,306 (collateralized by U.S. Treasury obligations: total value $102,000,004)(b)	100,000,000	100,000,000
BofA Securities, Inc.
3.67%, dated 02/27/2026, matures 03/02/2026, repurchase price $50,015,292 (collateralized by U.S. Treasury obligations: total value $51,000,000)	50,000,000	50,000,000
Canadian Imperial Bank of Commerce
3.66%, dated 02/27/2026, matures 03/02/2026, repurchase price $400,122,000 (collateralized by U.S. Treasury obligations: total value $408,124,490)	400,000,000	400,000,000
3.65%, dated 02/23/2026, matures 03/06/2026, repurchase price $350,390,347 (collateralized by U.S. Treasury obligations: total value $357,253,404)(b)	350,000,000	350,000,000
3.65%, dated 01/29/2026, matures 03/06/2026, repurchase price $1,003,650,000 (collateralized by U.S. Treasury obligations: total value $1,023,309,389)(b)	1,000,000,000	1,000,000,000
3.66%, dated 02/17/2026, matures 03/06/2026, repurchase price $175,302,458 (collateralized by U.S. Treasury obligations: total value $178,735,926)(b)	175,000,000	175,000,000

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	25

SCHEDULE OF INVESTMENTS
TREASURY OBLIGATIONS FUND(Continued)
February 28, 2026 (Unaudited)

	Par	Value
U.S. TREASURY REPURCHASE AGREEMENTS — (Continued)
Credit Agricole Corporate and Investment Bank
3.66%, dated 02/27/2026, matures 03/02/2026, repurchase price $325,053,328 (collateralized by U.S. Treasury obligations: total value $331,453,317)	$324,954,217	$324,954,217
3.66%, dated 02/04/2026, matures 03/04/2026, repurchase price $200,569,333 (collateralized by U.S. Treasury obligations: total value $204,000,000)(b)	200,000,000	200,000,000
3.66%, dated 02/05/2026, matures 03/05/2026, repurchase price $100,284,667 (collateralized by U.S. Treasury obligations: total value $102,000,014)(b)	100,000,000	100,000,000
3.65%, dated 02/09/2026, matures 03/06/2026, repurchase price $200,506,944 (collateralized by U.S. Treasury obligations: total value $204,000,000)(b)	200,000,000	200,000,000
3.67%, dated 01/29/2026, matures 03/06/2026, repurchase price $401,468,000 (collateralized by U.S. Treasury obligations: total value $408,000,000)(b)	400,000,000	400,000,000
3.66%, dated 02/06/2026, matures 03/06/2026, repurchase price $225,640,500 (collateralized by U.S. Treasury obligations: total value $229,500,000)(b)	225,000,000	225,000,000
3.67%, dated 01/29/2026, matures 03/06/2026, repurchase price $225,825,750 (collateralized by U.S. Treasury obligations: total value $229,500,000)(b)	225,000,000	225,000,000

	Par	Value
FICC/Bank of New York
3.66%, dated 02/27/2026, matures 03/02/2026, repurchase price $2,500,762,500 (collateralized by U.S. Treasury obligations: total value $2,550,000,096)	$2,500,000,000	$2,500,000,000
FICC/BNP Paribas
3.66%, dated 02/27/2026, matures 03/02/2026, repurchase price $3,000,915,000 (collateralized by U.S. Treasury obligations: total value $3,060,000,014)	3,000,000,000	3,000,000,000
FICC/Credit Agricole Corporate and Investment Bank
3.67%, dated 02/27/2026, matures 03/02/2026, repurchase price $400,122,333 (collateralized by U.S. Treasury obligations: total value $408,101,037)	400,000,000	400,000,000
FICC/J.P. Morgan Securities LLC
3.66%, dated 02/27/2026, matures 03/02/2026, repurchase price $500,152,500 (collateralized by U.S. Treasury obligations: total value $510,155,643)	500,000,000	500,000,000
FICC/The Northern Trust Company
3.66%, dated 02/27/2026, matures 03/02/2026, repurchase price $2,000,610,000 (collateralized by U.S. Treasury obligations: total value $2,040,000,000)	2,000,000,000	2,000,000,000
3.50%, dated 02/27/2026, matures 03/02/2026, repurchase price $1,500,437,500 (collateralized by U.S. Treasury obligations: total value $1,530,000,000)	1,500,000,000	1,500,000,000

The accompanying notes are an integral part of these financial statements.

26	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
TREASURY OBLIGATIONS FUND(Continued)
February 28, 2026 (Unaudited)

	Par	Value
U.S. TREASURY REPURCHASE AGREEMENTS — (Continued)
FICC/State Street Bank and Trust Company
3.67%, dated 02/27/2026, matures 03/02/2026, repurchase price $2,000,611,667 (collateralized by U.S. Treasury obligations: total value $2,040,000,068)	$2,000,000,000	$2,000,000,000
3.67%, dated 02/27/2026, matures 03/02/2026, repurchase price $1,600,489,333 (collateralized by U.S. Treasury obligations: total value $1,632,000,123)	1,600,000,000	1,600,000,000
Goldman Sachs & Co. LLC
3.66%, dated 02/27/2026, matures 03/02/2026, repurchase price $100,030,500 (collateralized by U.S. Treasury obligations: total value $102,000,000)	100,000,000	100,000,000
HSBC Securities (USA), Inc.
3.66%, dated 02/27/2026, matures 03/02/2026, repurchase price $100,030,500 (collateralized by U.S. Treasury obligations: total value $102,031,110)	100,000,000	100,000,000
3.68% (SOFR + 0.01%), dated 11/15/2024, matures 03/06/2026, repurchase price $200,143,111 (collateralized by U.S. Treasury obligations: total value $204,062,614)(b)	200,000,000	200,000,000
ING Financial Markets LLC
3.65%, dated 02/24/2026, matures 03/03/2026, repurchase price $150,106,458 (collateralized by U.S. Treasury obligations: total value $153,000,005)	150,000,000	150,000,000

	Par	Value
3.65%, dated 02/26/2026, matures 03/05/2026, repurchase price $100,070,972 (collateralized by U.S. Treasury obligations: total value $102,000,019)	$100,000,000	$100,000,000
J.P. Morgan Securities LLC
3.66%, dated 02/27/2026, matures 03/02/2026, repurchase price $1,300,396,500 (collateralized by U.S. Treasury obligations: total value $1,326,404,534)	1,300,000,000	1,300,000,000
MUFG Securities (Canada) Ltd.
3.67%, dated 02/27/2026, matures 03/02/2026, repurchase price $300,091,750 (collateralized by U.S. Treasury obligations: total value $306,093,595)	300,000,000	300,000,000
3.65%, dated 02/25/2026, matures 03/04/2026, repurchase price $300,212,917 (collateralized by U.S. Treasury obligations: total value $306,155,188)	300,000,000	300,000,000
3.65%, dated 01/29/2026, matures 03/06/2026, repurchase price $602,190,000 (collateralized by U.S. Treasury obligations: total value $613,985,670)(b)	600,000,000	600,000,000
3.72% (SOFR + 0.04%), dated 01/17/2025, matures 04/03/2026, repurchase price $250,904,167 (collateralized by U.S. Treasury obligations: total value $255,079,054)(b)	250,000,000	250,000,000
RBC Dominion Securities Inc.
3.66%, dated 02/27/2026, matures 03/02/2026, repurchase price $900,274,500 (collateralized by U.S. Treasury obligations: total value $918,000,000)	900,000,000	900,000,000

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	27

SCHEDULE OF INVESTMENTS
TREASURY OBLIGATIONS FUND (Concluded)
February 28, 2026 (Unaudited)

	Par	Value
U.S. TREASURY REPURCHASE AGREEMENTS — (Continued)
3.65%, dated 02/26/2026, matures 03/06/2026, repurchase price $1,326,074,722 (collateralized by U.S. Treasury obligations: total value $1,351,500,000)(b)	$1,325,000,000	$1,325,000,000
3.65%, dated 02/04/2026, matures 03/06/2026, repurchase price $150,456,250 (collateralized by U.S. Treasury obligations: total value $153,000,095)(b)	150,000,000	150,000,000
3.65%, dated 02/03/2026, matures 03/06/2026, repurchase price $150,471,458 (collateralized by U.S. Treasury obligations: total value $153,000,004)(b)	150,000,000	150,000,000
Royal Bank of Canada
3.65%, dated 02/05/2026, matures 03/06/2026, repurchase price $200,588,056 (collateralized by U.S. Treasury obligations: total value $204,000,083)(b)	200,000,000	200,000,000
3.66%, dated 02/19/2026, matures 03/06/2026, repurchase price $200,305,000 (collateralized by U.S. Treasury obligations: total value $204,000,101)(b)	200,000,000	200,000,000
3.64%, dated 02/02/2026, matures 03/06/2026, repurchase price $150,485,333 (collateralized by U.S. Treasury obligations: total value $153,000,023)(b)	150,000,000	150,000,000
3.65%, dated 02/11/2026, matures 03/06/2026, repurchase price $150,349,792 (collateralized by U.S. Treasury obligations: total value $153,000,018)(b)	150,000,000	150,000,000

	Par	Value
3.67%, dated 02/26/2026, matures 03/06/2026, repurchase price $300,244,667 (collateralized by U.S. Treasury obligations: total value $306,000,058)(b)	$300,000,000	$300,000,000
3.64%, dated 01/23/2026, matures 03/06/2026, repurchase price $853,609,667 (collateralized by U.S. Treasury obligations: total value $867,000,008)(b)	850,000,000	850,000,000
Societe Generale
3.66%, dated 02/25/2026, matures 03/04/2026, repurchase price $600,427,000 (collateralized by U.S. Treasury obligations: total value $612,000,011)	600,000,000	600,000,000
TD Securities (USA) LLC
3.67%, dated 02/27/2026, matures 03/02/2026, repurchase price $200,061,167 (collateralized by U.S. Treasury obligations: total value $204,000,051)	200,000,000	200,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENTS (Cost $28,192,850,000)		28,192,850,000
TOTAL INVESTMENTS - 98.7% (Cost $56,117,714,044)		$56,117,714,044
Other Assets in Excess of Liabilities - 1.3%(c)		746,109,587
TOTAL NET ASSETS - 100.0%		$56,863,823,631

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
SOFR - Secured Overnight Financing Rate
FICC - Fixed Income Clearing Corporation
(a)	The rate shown is the annualized yield as of February 28, 2026.
(b)	The maturity date shown represents the next put date.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

28	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
U.S. TREASURY MONEY MARKET FUND
February 28, 2026 (Unaudited)

	Par	Value
U.S. TREASURY DEBT — 100.4%
U.S. Treasury Bill
3.74%, 03/03/2026(a)	$315,000,000	$314,935,378
3.68%, 03/05/2026(a)	290,000,000	289,882,937
3.65%, 03/10/2026(a)	100,581,000	100,490,586
3.61%, 03/12/2026(a)	260,929,000	260,644,846
3.68%, 03/17/2026(a)	292,913,000	292,440,693
3.66%, 03/19/2026(a)	264,288,000	263,810,494
3.70%, 03/24/2026(a)	375,000,000	374,124,594
3.66%, 03/26/2026(a)	300,000,000	299,247,738
2.85%, 03/31/2026(a)	443,887,000	442,564,760
3.61%, 04/02/2026(a)	285,941,000	285,036,916
3.67%, 04/07/2026(a)	250,000,000	249,069,759
3.65%, 04/09/2026(a)	228,505,000	227,613,580
3.63%, 04/14/2026(a)	295,000,000	293,708,096
3.64%, 04/16/2026(a)	295,000,000	293,645,233
3.62%, 04/21/2026(a)	412,730,000	410,640,456
3.66%, 04/23/2026(a)	164,890,000	164,014,184
3.58%, 04/28/2026(a)	210,000,000	208,806,263
3.64%, 04/30/2026(a)	275,000,000	273,353,917
3.59%, 05/05/2026(a)	75,000,000	74,520,490
3.58%, 05/12/2026(a)	150,000,000	148,939,725
3.66%, 05/14/2026(a)	175,000,000	173,701,608
3.62%, 05/19/2026(a)	156,786,000	155,557,965
3.66%, 05/21/2026(a)	300,000,000	297,563,025
3.63%, 05/26/2026(a)	100,000,000	99,145,865
3.65%, 05/28/2026(a)	165,757,000	164,296,600
3.63%, 06/02/2026(a)	182,481,000	180,791,024
3.63%, 06/04/2026(a)	94,158,000	93,268,935
3.62%, 06/11/2026(a)	80,000,000	79,190,106
3.63%, 06/16/2026(a)	217,569,000	215,250,991
3.54%, 06/18/2026(a)	40,000,000	39,577,213
3.64%, 06/23/2026(a)	150,000,000	148,294,631
3.54%, 06/25/2026(a)	40,387,000	39,933,198
0.00%, 06/30/2026(a)(b)(c)	50,000,000	49,407,810
3.54%, 07/02/2026(a)	75,000,000	74,106,285
3.58%, 07/30/2026(a)	75,000,000	73,890,622
3.53%, 08/13/2026(a)	50,000,000	49,201,125
3.56%, 08/20/2026(a)	110,000,000	108,156,614
3.56%, 08/27/2026(a)	81,138,000	79,720,683
U.S. Treasury Note
3.77% (3 mo. U.S. Treasury Money Market Yield + 0.15%), 04/30/2026	306,596,000	306,596,245
4.88%, 04/30/2026	25,000,000	25,036,261
4.63%, 06/30/2026	25,000,000	25,068,794
3.80% (3 mo. U.S. Treasury Money Market Yield + 0.18%), 07/31/2026	218,264,000	218,273,022
0.75%, 08/31/2026	25,000,000	24,631,011
3.83% (3 mo. U.S. Treasury Money Market Yield + 0.21%), 10/31/2026	199,063,000	199,140,234
4.25%, 12/31/2026	50,000,000	50,252,632
4.00%, 01/15/2027	44,194,000	44,372,842

	Par	Value
3.72% (3 mo. U.S. Treasury Money Market Yield + 0.10%), 01/31/2027	$210,000,000	$209,960,547
4.25%, 03/15/2027	17,330,000	17,458,951
3.78% (3 mo. U.S. Treasury Money Market Yield + 0.16%), 04/30/2027	170,000,000	170,052,093
3.78% (3 mo. U.S. Treasury Money Market Yield + 0.16%), 07/31/2027	130,000,000	129,976,115
3.81% (3 mo. U.S. Treasury Money Market Yield + 0.19%), 10/31/2027	128,700,000	128,784,052
3.72% (3 mo. U.S. Treasury Money Market Yield + 0.10%), 01/31/2028	79,362,000	79,392,662
TOTAL U.S. TREASURY DEBT (Cost $9,017,540,406)		9,017,540,406
TOTAL INVESTMENTS — 100.4% (Cost $9,017,540,406)		$9,017,540,406
Liabilities in Excess of Other Assets — (0.4)%		(35,723,004)
TOTAL NET ASSETS — 100.0%		$8,981,817,402

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of February 28, 2026.
(b)	Zero coupon bonds make no periodic interest payments.
(c)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	29

Statements of Assets and Liabilities
February 28, 2026 (Unaudited)

	Government Obligations Fund	Institutional Prime Obligations Fund(a)	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
ASSETS:
Investments, at value	$67,240,873,823	$409,371,863	$1,848,148,266	$372,405,129	$27,924,864,044	$9,017,540,406
Repurchase agreements, at value	56,990,502,000	752,084,000	1,237,564,000	—	28,192,850,000	—
Cash and cash equivalents	1,667,672,252	407	911	9,668	750,000,759	1,587
Receivable for capital shares sold	1,001,135,356	—	578,379	5,025,225	4,194,315,110	624,348,059
Interest receivable	353,764,897	373,074	2,688,863	1,458,346	155,212,133	6,003,773
Receivable for investment securities sold	2,862,798	2	—	1,265,233	—	—
Prepaid expenses and other assets	2,097,776	117,655	185,049	84,873	782,097	232,349
Total assets	127,258,908,902	1,161,947,001	3,089,165,468	380,248,474	61,218,024,143	9,648,126,174
LIABILITIES:
Payable for capital shares redeemed	1,001,138,227	—	474,476	1,934,486	4,194,471,840	497,015,162
Distributions payable	337,288,904	2,893,507	8,466,754	602,081	150,481,260	18,297,572
Payable for other affiliated expenses	15,987,531	155,678	406,748	50,176	7,213,557	1,272,058
Payable for distribution and shareholder servicing fees	4,852,791	53,351	225,489	17,358	1,963,539	571,989
Payable for investments purchased	—	—	—	4,056,400	—	149,125,632
Payable for expenses and other liabilities	129,828	29,060	23,239	22,809	70,316	26,359
Total liabilities	1,359,397,281	3,131,596	9,596,706	6,683,310	4,354,200,512	666,308,772
NET ASSETS	$125,899,511,621	$1,158,815,405	$3,079,568,762	$373,565,164	$56,863,823,631	$8,981,817,402
Net Assets Consist of:
Paid-in capital	$125,899,385,643	$1,158,860,508	$3,079,567,494	$373,565,157	$56,863,970,117	$8,981,800,755
Total distributable earnings/(accumulated losses)	125,978	(45,103)	1,268	7	(146,486)	16,647
Net assets	$125,899,511,621	$1,158,815,405	$3,079,568,762	$373,565,164	$56,863,823,631	$8,981,817,402
Class A
Net assets	$357,094,472	$—	$562,811,568	$29,424,250	$466,740,029	$88,239,361
Shares issued and outstanding(b)	357,093,034	—	562,810,881	29,422,386	466,744,878	88,229,545
Net asset value per share	$1.00	$—	$1.00	$1.00	$1.00	$1.00
Class D
Net assets	$5,553,322,779	$—	$—	$—	$2,024,757,022	$295,645,897
Shares issued and outstanding(b)	5,553,299,310	—	—	—	2,024,780,904	295,644,718
Net asset value per share	$1.00	$—	$—	$—	$1.00	$1.00
Class P
Net assets	$6,214,345,491	$—	$—	$—	$2,653,969,001	$—
Shares issued and outstanding(b)	6,214,351,477	—	—	—	2,653,961,927	—
Net asset value per share	$1.00	$—	$—	$—	$1.00	$—
Class T
Net assets	$180,829,505	$50,443,053	$16,977,585	$4,980,508	$56,447,512	$39,479,226
Shares issued and outstanding(b)	180,831,985	50,446,927	16,978,901	4,959,057	56,446,976	39,487,456
Net asset value per share	$1.00	$0.9999	$1.00	$1.00	$1.00	$1.00
Class U
Net assets	$6,117,993,265	$—	$—	$—	$—	$—
Shares issued and outstanding(b)	6,117,971,145	—	—	—	—	—
Net asset value per share	$1.00	$—	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

30	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Statements of Assets and Liabilities (Concluded)
February 28, 2026 (Unaudited)

	Government Obligations Fund	Institutional Prime Obligations Fund(a)	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
Class V
Net assets	$5,066,754,257	$91,875,017	$31,119,510	$23,019,783	$1,703,286,380	$442,318,779
Shares issued and outstanding(b)	5,062,939,349	91,871,827	31,119,467	23,020,005	1,703,295,644	442,303,483
Net asset value per share	$1.00	$1.0000	$1.00	$1.00	$1.00	$1.00
Class X
Net assets	$43,298,348,660	$—	$2,457,678,962	$—	$22,601,307,301	$1,887,362,140
Shares issued and outstanding(b)	43,302,068,991	—	2,457,678,921	—	22,601,354,980	1,887,381,561
Net asset value per share	$1.00	$—	$1.00	$—	$1.00	$1.00
Class Y
Net assets	$13,654,448,865	$209,495,873	$8,903,722	$17,872,043	$5,345,882,990	$2,321,279,981
Shares issued and outstanding(b)	13,654,363,891	209,495,566	8,902,464	17,864,453	5,345,928,219	2,321,195,972
Net asset value per share	$1.00	$1.0000	$1.00	$1.00	$1.00	$1.00
Class Z
Net assets	$45,456,374,327	$807,001,462	$2,077,415	$298,268,580	$22,011,433,396	$3,907,492,018
Shares issued and outstanding(b)	45,456,221,582	807,085,747	2,076,860	298,277,879	22,011,547,104	3,907,472,271
Net asset value per share	$1.00	$0.9999	$1.00	$1.00	$1.00	$1.00
Cost:
Investments, at cost	$67,240,873,823	$409,416,954	$1,848,148,266	$372,405,129	$27,924,864,044	$9,017,540,406
Repurchase agreements, at cost	$56,990,502,000	$752,084,000	$1,237,564,000	$—	$28,192,850,000	$—

(a)	The fund is required to round to its current net asset value per share to a minimum of the 4th decimal place.
(b)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	31

Statements of Operations
For the Six Month Period Ended February 28, 2026 (Unaudited)

	Government Obligations Fund	Institutional Prime Obligations Fund	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
INVESTMENT INCOME:
Interest income	$2,373,206,652	$21,274,758	$69,416,035	$4,695,331	$1,008,131,643	$149,673,139
Total investment income	2,373,206,652	21,274,758	69,416,035	4,695,331	1,008,131,643	149,673,139
EXPENSES (Note 1 and Note 3):
Investment advisory fee	59,661,209	535,823	1,699,604	184,190	25,460,287	3,824,392
Fund administration and accounting fees	52,730,972	479,516	1,673,656	180,362	22,589,319	3,408,461
Federal and state registration fees	1,570,793	40,839	153,236	52,331	465,266	145,965
Custodian fees	1,305,318	11,526	37,263	4,020	557,093	83,776
Transfer agent fees	337,058	19,601	55,665	20,012	166,686	46,466
Trustees’ fees	246,279	51,801	56,211	50,643	133,346	62,415
Legal fees	141,321	27,161	33,112	29,418	77,322	36,965
Reports to shareholders	90,456	4,561	26,802	5,656	40,463	11,542
Audit fees	78,797	16,475	18,274	16,179	42,003	20,061
Other expenses and fees	326,589	74,344	54,601	46,406	186,252	90,439
Distribution Expenses:
Class A	455,009	—	740,974	38,862	629,772	128,529
Class D	3,680,055	—	—	—	1,392,352	153,398
Shareholder servicing fees:
Class A	457,383	—	751,655	38,877	632,401	128,529
Class D	6,133,425	—	—	—	2,320,587	255,663
Class T	64,351	48,446	10,075	6,324	69,402	31,384
Class V	2,562,201	35,885	6,063	4,921	741,899	187,526
Class Y	16,544,453	254,936	13,331	18,935	6,596,698	2,317,576
Total expenses	146,385,668	1,600,914	5,330,522	697,136	62,101,148	10,933,087
Expense reimbursement by Adviser	(17,554,362)	(190,168)	(1,051,753)	(213,046)	(6,768,443)	(310,349)
Net expenses	128,831,307	1,410,746	4,278,769	484,090	55,332,705	10,622,738
Net investment income	2,244,375,346	19,864,012	65,137,266	4,211,241	952,798,938	139,050,401
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on Investments	236,648	2,456	—	—	33,224	83,224
Net change in unrealized appreciation (depreciation) on investments	—	72,023	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,244,611,994	$19,938,491	$65,137,266	$4,211,241	$952,832,162	$139,133,625

The accompanying notes are an integral part of these financial statements.

32	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Statement of Changes in Net Assets

	Government Obligations Fund		Institutional Prime Obligations Fund		Retail Prime Obligations Fund
	Six-Month Period Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six-Month Period Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six-Month Period Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025
OPERATIONS:
Net investment income (loss)	$2,244,375,346	$4,417,892,105	$19,864,012	$48,436,785	$65,137,266	$147,166,760
Net realized gain (loss) on investments	236,648	79,626	2,456	26,162	—	—
Net change in unrealized appreciation (depreciation) on investments	—	—	72,023	34,059	—	—
Net increase (decrease) in net assets from operations	2,244,611,994	4,417,971,731	19,938,491	48,497,006	65,137,266	147,166,760
DISTRIBUTIONS TO SHAREHOLDERS FROM EARNINGS (Note 1):
Class A	(5,924,145)	(13,148,963)	—	—	(9,996,929)	(25,423,916)
Class D	(82,989,127)	(184,775,035)	—	—	—	—
Class P	(110,308,166)	(170,836,313)	—	—	—	—
Class T	(1,142,430)	(977,585)	(861,765)	(3,092,202)	(178,668)	(203,780)
Class U	(85,045,223)	(132,284,352)	—	—	—	—
Class V	(94,653,759)	(177,803,552)	(1,307,550)	(3,004,215)	(215,642)	(42,637)
Class X	(781,216,148)	(1,528,901,013)	—	—	(52,873,438)	(116,501,678)
Class Y	(233,661,149)	(487,815,801)	(3,592,633)	(8,153,741)	(193,044)	(648,044)
Class Z	(849,440,172)	(1,721,800,491)	(14,130,666)	(34,186,627)	(1,679,549)	(4,346,705)
Total distributions to shareholders	(2,244,380,319)	(4,418,343,105)	(19,892,614)	(48,436,785)	(65,137,270)	(147,166,760)
CAPITAL TRANSACTIONS (Note 1):[1]
Class A:
Shares sold	452,760,457	1,672,177,424	—	—	197,580,787	490,280,471
Shares issued in reinvestment of distributions	682,607	1,890,569	—	—	9,546,205	23,214,564
Shares redeemed	(498,074,887)	(1,532,225,577)	—	—	(276,196,884)	(519,866,911)
Class D:
Shares sold	6,931,741,997	15,109,360,526	—	—	—	—
Shares issued in reinvestment of distributions	—	—	—	—	—	—
Shares redeemed	(6,294,001,394)	(14,654,316,640)	—	—	—	—
Class P:
Shares sold	24,735,351,525	36,585,293,918	—	—	—	—
Shares issued in reinvestment of distributions	52,483,439	80,990,789	—	—	—	—
Shares redeemed	(24,180,765,767)	(34,704,448,123)	—	—	—	—
Class T:
Shares sold	627,003,160	115,630,523	—	338,097,558	28,229,944	6,130,033
Shares issued in reinvestment of distributions	19	15	129,809,419	57	56,738	108,246
Shares redeemed	(494,544,855)	(95,847,576)	(123,559,726)	(384,083,029)	(15,818,763)	(5,988,921)
Class U:
Shares sold	25,541,383,280	35,121,496,720	—	—	—	—
Shares issued in reinvestment of distributions	—	—	—	—	—	—
Shares redeemed	(24,498,490,780)	(33,506,170,811)	—	—	—	—
Class V:
Shares sold	23,949,974,681	26,173,263,889	68,513,478	121,486,351	33,463,740	388,068
Shares issued in reinvestment of distributions	16,507,532	34,595,587	133,405	393,543	15,837	39,557
Shares redeemed	(23,911,529,147)	(25,165,697,164)	(39,983,979)	(124,945,083)	(3,223,428)	(722,973)

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	33

Statement of Changes in Net Assets (Continued)

	Government Obligations Fund		Institutional Prime Obligations Fund		Retail Prime Obligations Fund
	Six-Month Period Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six-Month Period Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six-Month Period Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025
Class X:
Shares sold	161,557,731,644	271,835,607,876	—	—	1,157,274,703	4,008,461,858
Shares issued in reinvestment of distributions	188,146,229	339,131,725	—	—	12,692	24,746
Shares redeemed	(158,802,598,206)	(262,424,872,766)	—	—	(1,970,233,430)	(2,749,563,476)
Class Y:
Shares sold	18,786,230,847	37,363,360,572	758,596,919	1,504,052,907	19,638,358	34,609,027
Shares issued in reinvestment of distributions	41,102,686	84,452,862	20,741	43,513	23	51
Shares redeemed	(17,309,745,344)	(37,574,104,877)	(751,349,171)	(1,499,641,008)	(19,443,570)	(55,552,955)
Class Z:
Shares sold	219,483,484,863	334,230,387,410	3,972,978,481	6,548,558,208	91,699,159	546,192,981
Shares issued in reinvestment of distributions	175,901,935	339,992,816	222,702	1,147,851	1,820,563	3,958,728
Shares redeemed	(216,360,728,868)	(327,099,500,804)	(3,947,756,285)	(6,632,328,530)	(181,098,700)	(578,510,077)
Net increase (decrease) in net assets from capital share transactions	10,190,007,653	22,330,448,883	67,625,984	(127,217,662)	(926,676,026)	1,203,203,017
Net increase (decrease) in net assets	10,190,239,328	22,330,077,509	67,671,861	(127,157,441)	(926,676,030)	1,203,203,017
NET ASSETS:
Beginning of the period	115,709,272,293	93,379,194,784	1,091,143,544	1,218,300,985	4,006,244,792	2,803,041,775
End of the period	$125,899,511,621	$115,709,272,293	$1,158,815,405	$1,091,143,544	$3,079,568,762	$4,006,244,792

[1]	For further information on Institutional Prime Obligations Fund capital share transactions, see note 4 in Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

34	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Statement of Changes in Net Assets (Continued)

	Retail Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
	Six-Month Period Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six-Month Period Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six-Month Period Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025
OPERATIONS:
Net investment income (loss)	$4,211,241	$10,077,965	$952,798,938	$2,133,623,335	$139,050,401	$284,738,839
Net realized gain (loss) on investments	—	7,965	33,224	(163,244)	83,224	171,188
Net increase (decrease) in net assets from operations	4,211,241	10,085,930	952,832,162	2,133,460,091	139,133,625	284,910,027
DISTRIBUTIONS TO SHAREHOLDERS FROM EARNINGS (Note 1):
Class A	(282,554)	(654,203)	(8,148,289)	(20,822,172)	(1,637,121)	(3,431,575)
Class D	—	—	(31,223,468)	(68,706,972)	(3,397,120)	(4,815,970)
Class P	—	—	(51,611,772)	(117,331,512)	—	—
Class T	(69,401)	(370,804)	(1,242,174)	(911,836)	(547,975)	(730,327)
Class V	(98,921)	(1,121)	(27,094,907)	(58,798,097)	(6,801,713)	(18,722,153)
Class X	—	—	(325,643,513)	(737,288,564)	(23,512,751)	(11,561,946)
Class Y	(157,733)	(426,600)	(93,020,536)	(223,391,401)	(32,192,029)	(69,196,398)
Class Z	(3,605,867)	(8,625,237)	(414,814,164)	(906,372,781)	(71,138,056)	(176,280,470)
Total distributions to shareholders	(4,214,476)	(10,077,965)	(952,798,823)	(2,133,623,335)	(139,226,765)	(284,738,839)
CAPITAL TRANSACTIONS (Note 1):[1]
Class A:
Shares sold	19,048,483	42,711,993	660,337,105	1,313,941,695	42,510,345	6,307,070,497
Shares issued in reinvestment of distributions	80,734	137,880	4,495,383	12,068,215	339,745	674,339
Shares redeemed	(19,165,624)	(42,996,933)	(727,431,075)	(1,315,039,513)	(60,951,784)	(6,257,310,131)
Class D:
Shares sold	—	—	2,610,896,172	3,989,304,492	418,252,110	416,365,005
Shares issued in reinvestment of distributions	—	—	—	—	15,364	35,743
Shares redeemed	—	—	(2,460,669,452)	(3,980,106,999)	(346,044,233)	(301,208,059)
Class P:
Shares sold	—	—	21,201,992,922	48,222,419,933	—	—
Shares issued in reinvestment of distributions	—	—	13,270,775	28,994,330	—	—
Shares redeemed	—	—	(23,047,807,511)	(45,330,417,738)	—	—
Class T:
Shares sold	99,022	1,109,321	62,020,091	123,423,861	17,284,225	9,084,299
Shares issued in reinvestment of distributions	13	143	71	190	22	236
Shares redeemed	(2,431,987)	(9,124,757)	(55,407,922)	(76,704,124)	(2,402,737)	(1,685,198)
Class V:
Shares sold	32,309,716	390,345	2,670,787,033	4,377,547,788	1,953,272,671	1,122,196,586
Shares issued in reinvestment of distributions	13	9	2,299,895	5,387,152	5,378,836	13,382,463
Shares redeemed	(9,318,161)	(389,125)	(2,322,679,413)	(4,552,601,078)	(1,844,824,491)	(1,215,881,703)
Class X:
Shares sold	—	—	60,018,879,776	94,630,950,493	3,184,182,085	1,531,535,591
Shares issued in reinvestment of distributions	—	—	47,541,895	100,997,889	(2,337,857,104)	1,512,857
Shares redeemed	—	—	(54,215,224,269)	(93,241,086,492)	4,209,881	(496,201,750)

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	35

Statement of Changes in Net Assets (Concluded)

	Retail Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
	Six-Month Period Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six-Month Period Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025	Six-Month Period Ended 2/28/2026 (Unaudited)	Year Ended 8/31/2025
Class Y:
Shares sold	33,775,290	81,426,524	16,537,099,210	31,387,645,256	5,222,392,001	6,557,427,507
Shares issued in reinvestment of distributions	—	—	44,301,722	97,199,575	19,193,910	32,626,955
Shares redeemed	(31,859,873)	(86,091,091)	(16,612,981,328)	(31,427,795,084)	(4,647,454,398)	(6,161,585,639)
Class Z:
Shares sold	282,271,879	518,607,170	55,258,446,132	108,809,560,176	7,330,916,437	17,226,587,463
Shares issued in reinvestment of distributions	21,851	27,210	109,292,599	186,597,524	779,908	1,199,838
Shares redeemed	(293,876,953)	(514,913,397)	(54,508,619,514)	(106,899,062,155)	(7,049,526,859)	(17,808,025,961)
Net increase (decrease) in net assets from capital share transactions	10,954,403	(9,104,708)	5,290,840,297	6,463,225,386	1,909,665,934	977,800,938
Net increase (decrease) in net assets	10,951,168	(9,096,743)	5,290,873,636	6,463,062,142	1,909,572,794	977,972,126
NET ASSETS:
Beginning of the Period	362,613,996	371,710,739	51,572,949,995	45,109,887,853	7,072,244,608	6,094,272,482
End of the Period	$373,565,164	$362,613,996	$56,863,823,631	$51,572,949,995	$8,981,817,402	$7,072,244,608

The accompanying notes are an integral part of these financial statements.

36	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Financial Highlights

		INVESTMENT OPERATIONS:		LESS DISTRIBUTIONS FROM:					SUPPLEMENTAL DATA AND RATIOS:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (loss)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total return(a)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(b)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(b)	Ratio of Net Investment Income (loss) to Average Net Assets(b)
Government Obligations Fund
Class A
2/28/2026(c)	$1.00	$0.016	$0.016	$(0.016)	$—	$(0.016)	$1.00	1.62%	$357,094	0.74%	0.74%	3.24%
8/31/2025	1.00	0.038	0.038	(0.038)	(0.000)(d)	(0.038)	1.00	3.87	401,726	0.74	0.74	3.78
8/31/2024	1.00	0.047	0.047	(0.047)	—	(0.047)	1.00	4.76	259,884	0.74	0.74	4.65
8/31/2023	1.00	0.036	0.036	(0.036)	(0.000)(d)	(0.036)	1.00	3.66	248,318	0.75	0.75	3.44
8/31/2022	1.00	0.002	0.002	(0.002)	(0.000)(d)	(0.002)	1.00	0.23	388,517	0.74	0.34	0.25
8/31/2021	1.00	0.000(d)	0.000(d)	(0.000)(d)	(0.000)(d)	(0.000)(d)	1.00	0.01	298,968	0.77	0.09	0.01
Class D
2/28/2026(c)	1.00	0.017	0.017	(0.017)	—	(0.017)	1.00	1.69	5,553,323	0.60	0.60	3.38
8/31/2025	1.00	0.040	0.040	(0.040)	(0.000)(d)	(0.040)	1.00	4.03	4,915,573	0.60	0.60	3.95
8/31/2024	1.00	0.048	0.048	(0.048)	—	(0.048)	1.00	4.90	4,460,545	0.60	0.60	4.80
8/31/2023	1.00	0.038	0.038	(0.038)	(0.000)(d)	(0.038)	1.00	3.81	4,462,517	0.60	0.60	3.73
8/31/2022	1.00	0.003	0.003	(0.003)	(0.000)(d)	(0.003)	1.00	0.27	4,545,961	0.60	0.28	0.28
8/31/2021	1.00	0.000(d)	0.000(d)	(0.000)(d)	(0.000)(d)	(0.000)(d)	1.00	0.01	4,533,829	0.62	0.09	0.01
Class P
2/28/2026(c)	1.00	0.019	0.019	(0.019)	—	(0.019)	1.00	1.92	6,214,345	0.20	0.15	3.84
8/31/2025	1.00	0.044	0.044	(0.044)	(0.000)(d)	(0.044)	1.00	4.50	5,607,265	0.20	0.15	4.38
8/31/2024	1.00	0.052	0.052	(0.052)	—	(0.052)	1.00	5.37	3,645,452	0.20	0.15	5.24
8/31/2023	1.00	0.042	0.042	(0.042)	(0.000)(d)	(0.042)	1.00	4.27	2,267,555	0.20	0.16	4.20
8/31/2022	1.00	0.005	0.005	(0.005)	(0.000)(d)	(0.005)	1.00	0.46	1,023,323	0.20	0.09	0.42
8/31/2021	1.00	0.000(d)	0.000(d)	(0.000)(d)	(0.000)(d)	(0.000)(d)	1.00	0.03	1,085,102	0.22	0.05	0.03
Class T
2/28/2026(c)	1.00	0.018	0.018	(0.018)	—	(0.018)	1.00	1.79	180,830	0.40	0.40	3.55
8/31/2025	1.00	0.042	0.042	(0.042)	(0.000)(d)	(0.042)	1.00	4.23	48,371	0.40	0.40	4.13
8/31/2024	1.00	0.050	0.050	(0.050)	—	(0.050)	1.00	5.11	28,588	0.40	0.40	5.00
8/31/2023	1.00	0.040	0.040	(0.040)	(0.000)(d)	(0.040)	1.00	4.02	30,920	0.40	0.40	3.70
8/31/2022	1.00	0.003	0.003	(0.003)	(0.000)(d)	(0.003)	1.00	0.34	1,371,489	0.40	0.21	0.34
8/31/2021(e)	1.00	0.000(d)	0.000(d)	(0.000)(d)	(0.000)(d)	(0.000)(d)	1.00	0.01	1,260,703	0.42	0.08	0.01
Class U
2/28/2026(c)	1.00	0.019	0.019	(0.019)	—	(0.019)	1.00	1.93	6,117,993	0.20	0.12	3.86
8/31/2025	1.00	0.044	0.044	(0.044)	(0.000)(d)	(0.044)	1.00	4.52	5,075,092	0.20	0.12	4.44
8/31/2024	1.00	0.053	0.053	(0.053)	—	(0.053)	1.00	5.40	3,459,780	0.20	0.12	5.27
8/31/2023	1.00	0.042	0.042	(0.042)	(0.000)(d)	(0.042)	1.00	4.31	2,129,879	0.20	0.12	4.22
8/31/2022	1.00	0.005	0.005	(0.005)	(0.000)(d)	(0.005)	1.00	0.47	3,814,197	0.20	0.07	0.39
8/31/2021	1.00	0.000(d)	0.000(d)	(0.000)(d)	(0.000)(d)	(0.000)(d)	1.00	0.04	6,394,891	0.22	0.06	0.04
Class V
2/28/2026(c)	1.00	0.021	0.018	(0.018)	—	(0.018)	1.00	1.84	5,066,754	0.30	0.30	3.69
8/31/2025	1.00	0.043	0.043	(0.043)	(0.000)(d)	(0.043)	1.00	4.34	5,007,993	0.30	0.30	4.23
8/31/2024	1.00	0.051	0.051	(0.051)	—	(0.051)	1.00	5.22	3,965,846	0.30	0.30	5.09
8/31/2023	1.00	0.041	0.041	(0.041)	(0.000)(d)	(0.000)(d)	1.00	4.12	2,855,341	0.30	0.30	4.13
8/31/2022	1.00	0.004	0.004	(0.004)	(0.000)(d)	(0.004)	1.00	0.38	2,028,529	0.30	0.16	0.33
8/31/2021	1.00	0.000(d)	0.000(d)	(0.000)(d)	(0.000)(d)	(0.000)(d)	1.00	0.01	2,137,992	0.32	0.09	0.01
Class X
2/28/2026(c)	1.00	0.017	0.019	(0.019)	—	(0.019)	1.00	1.92	43,298,349	0.20	0.14	3.83
8/31/2025	1.00	0.044	0.044	(0.044)	(0.000)(d)	(0.044)	1.00	4.50	40,358,786	0.20	0.14	4.39
8/31/2024	1.00	0.053	0.053	(0.053)	—	(0.053)	1.00	5.38	30,609,048	0.20	0.14	5.25
8/31/2023	1.00	0.042	0.042	(0.042)	(0.000)(d)	(0.042)	1.00	4.29	23,861,790	0.20	0.14	4.14
8/31/2022	1.00	0.005	0.005	(0.005)	(0.000)(d)	(0.005)	1.00	0.46	26,411,134	0.22	0.10	0.44
8/31/2021	1.00	0.000(d)	0.000(d)	(0.000)(d)	(0.000)(d)	(0.000)(d)	1.00	0.04	19,999,922	0.33	0.09	0.04

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	37

Financial Highlights

		INVESTMENT OPERATIONS:		LESS DISTRIBUTIONS FROM:					SUPPLEMENTAL DATA AND RATIOS:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (loss)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total return(a)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(b)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(b)	Ratio of Net Investment Income (loss) to Average Net Assets(b)
Government Obligations Fund — (Concluded)
Class Y
2/28/2026(c)	$1.00	$0.018	$0.018	$(0.018)	$—	$(0.018)	$1.00	1.77%	$13,654,449	0.45%	0.45%	3.53%
8/31/2025	1.00	0.041	0.041	(0.041)	(0.000)(d)	(0.041)	1.00	4.18	12,136,835	0.45	0.45	4.11
8/31/2024	1.00	0.049	0.049	(0.049)	—	(0.049)	1.00	5.06	12,263,168	0.45	0.45	4.95
8/31/2023	1.00	0.039	0.039	(0.039)	(0.000)(d)	(0.039)	1.00	3.97	9,763,753	0.45	0.45	3.90
8/31/2022	1.00	0.003	0.003	(0.003)	(0.000)(d)	(0.003)	1.00	0.32	9,562,356	0.45	0.23	0.31
8/31/2021	1.00	0.000(d)	0.000(d)	(0.000)(d)	(0.000)(d)	(0.000)(d)	1.00	0.01	9,032,404	0.47	0.09	0.01
Class Z
2/28/2026(c)	1.00	0.019	0.019	(0.019)	—	(0.019)	1.00	1.90	45,456,374	0.20	0.18	3.80
8/31/2025	1.00	0.044	0.044	(0.044)	(0.000)(d)	(0.044)	1.00	4.46	42,157,631	0.20	0.18	4.36
8/31/2024	1.00	0.052	0.052	(0.052)	—	(0.052)	1.00	5.34	34,686,884	0.20	0.18	5.21
8/31/2023	1.00	0.042	0.042	(0.042)	(0.000)(d)	(0.042)	1.00	4.25	31,132,635	0.20	0.18	4.17
8/31/2022	1.00	0.004	0.004	(0.004)	(0.000)(d)	(0.004)	1.00	0.44	30,621,188	0.22	0.11	0.42
8/31/2021	1.00	0.000(d)	0.000(d)	(0.000)(d)	(0.000)(d)	(0.000)(d)	1.00	0.03	20,000,259	0.38	0.13	0.03

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Unaudited for the six month period ending February 28, 2026.
(d)	Amount represents less than $0.0005 per share.
(e)	Inception date of the Class was September 18, 2020.
The accompanying notes are an integral part of these financial statements.

38	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Financial Highlights

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:					SUPPLEMENTAL DATA AND RATIOS:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (loss)	Net Realized and Unrealized Gain (loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, end of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(c)	Ratio of Expenses to Average Net Assets after Expense Reimbursement/ Recoupment(c)	Ratio of Net Investment Income (loss) to Average Net Assets(c)
Institutional Prime Obligations Fund*
Class T
2/28/2026(d)	$0.9999	$0.0177	$(0.0000)(e)	$0.0177	$(0.0177)	$(0.0000)(e)	$(0.0177)	$0.9999	1.80%	$50,443	0.44%	0.40%	3.55%
8/31/2025	0.9999	0.0423	(0.0000)(e)	0.0423	(0.0423)	—	(0.0423)	0.9999	4.29	44,192	0.44	0.40	4.28
8/31/2024	1.0001	0.0509	(0.0002)	0.0507	(0.0509)	(0.0000)(e)	(0.0509)	0.9999	5.20	90,174	0.43	0.40	5.09
8/31/2023	1.0000	0.0415	0.0001	0.0416	(0.0415)	—	(0.0415)	1.0001	4.24	63,596	0.44	0.40	4.16
8/31/2022	1.0000	0.0041	0.0000(e)	0.0041	(0.0041)	—	(0.0041)	1.0000	0.41	63,002	0.44	0.25	0.40
8/31/2021	1.0002	0.0001	(0.0002)	(0.0001)	(0.0001)	—	(0.0001)	1.0000	-0.01	64,888	0.45	0.16	0.01
Class V
2/28/2026(d)	1.0000	0.0182	(0.0000)(e)	0.0182	(0.0182)	(0.0000)(e)	(0.0182)	1.0000	1.84	91,875	0.34	0.30	3.63
8/31/2025	0.9999	0.0433	0.0001	0.0434	(0.0433)	—	(0.0433)	1.0000	4.43	63,209	0.34	0.30	4.32
8/31/2024	1.0001	0.0519	(0.0002)	0.0517	(0.0519)	(0.0000)(e)	(0.0519)	0.9999	5.29	66,276	0.34	0.30	5.19
8/31/2023	1.0000	0.0425	0.0001	0.0426	(0.0425)	—	(0.0425)	1.0001	4.36	82,178	0.34	0.30	4.34
8/31/2022	1.0001	0.0045	(0.0001)	0.0044	(0.0045)	—	(0.0045)	1.0000	0.44	51,313	0.34	0.22	0.50
8/31/2021	1.0003	0.0001	(0.0002)	(0.0001)	(0.0001)	—	(0.0001)	1.0001	-0.01	45,873	0.36	0.16	0.01
Class Y
2/28/2026(d)	1.0000	0.0176	(0.0000)(e)	0.0176	(0.0176)	(0.0000)(e)	(0.0176)	1.0000	1.75	209,496	0.49	0.45	3.53
8/31/2025	1.0000	0.0418	(0.0000)(e)	0.0418	(0.0418)	—	(0.0418)	1.0000	4.26	202,220	0.49	0.45	4.18
8/31/2024	1.0001	0.0504	(0.0001)	0.0503	(0.0504)	(0.0000)(e)	(0.0504)	1.0000	5.14	197,770	0.49	0.45	5.04
8/31/2023	1.0000	0.0410	0.0001	0.0411	(0.0410)	—	(0.0410)	1.0001	4.20	194,075	0.49	0.45	4.04
8/31/2022	1.0001	0.0039	(0.0001)	0.0038	(0.0039)	—	(0.0039)	1.0000	0.38	224,230	0.49	0.27	0.38
8/31/2021	1.0003	0.0001	(0.0002)	(0.0001)	(0.0001)	—	(0.0001)	1.0001	-0.01	220,389	0.51	0.17	0.01
Class Z
2/28/2026(d)	0.9999	0.0187	(0.0000)(e)	0.0187	(0.0187)	(0.0000)(e)	(0.0187)	0.9999	1.88	807,001	0.24	0.20	3.77
8/31/2025	0.9998	0.0443	0.0001	0.0444	(0.0443)	—	(0.0443)	0.9999	4.53	781,522	0.24	0.20	4.43
8/31/2024	1.0000	0.0529	(0.0002)	0.0527	(0.0529)	(0.0000)(e)	(0.0529)	0.9998	5.40	864,081	0.23	0.20	5.29
8/31/2023	0.9999	0.0435	0.0001	0.0436	(0.0435)	—	(0.0435)	1.0000	4.46	1,589,191	0.24	0.20	4.40
8/31/2022	1.0000	0.0052	(0.0000)(e)	0.0051	(0.0052)	—	(0.0052)	0.9999	0.51	927,191	0.24	0.13	0.46
8/31/2021	1.0002	0.0006	(0.0002)	0.0004	(0.0006)	—	(0.0006)	1.0000	0.04	1,092,496	0.25	0.11	0.05

*	The fund is required to round its current net asset value per share to a minimum of the fourth decimal place.
(a)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Unaudited for the six month period ending February 28, 2026.
(e)	Amount represents less than $0.0005 per share.
The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	39

Financial Highlights

		INVESTMENT OPERATIONS:		LESS DISTRIBUTIONS FROM:					SUPPLEMENTAL DATA AND RATIOS:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (loss)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(b)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(b)	Ratio of Net Investment Income (loss) to Average Net Assets(b)
Retail Prime Obligations Fund
Class A
2/28/2026(c)	$1.00	$0.016	$0.016	$0.016	$—	$(0.016)	$1.00	1.66%	$562,812	0.76%	0.75%	3.32%
8/31/2025	1.00	0.039	0.039	(0.039)	—	(0.039)	1.00	3.96	631,881	0.76	0.75	3.89
8/31/2024	1.00	0.048	0.048	(0.048)	—	(0.048)	1.00	4.89	638,253	0.76	0.75	4.76
8/31/2023	1.00	0.038	0.038	(0.038)	—	(0.038)	1.00	3.88	531,717	0.77	0.75	3.94
8/31/2022	1.00	0.003	0.003	(0.003)	(0.000)(d)	(0.003)	1.00	0.29	286,942	0.77	0.35	0.25
8/31/2021	1.00	0.000(d)	0.000(d)	(0.000)(d)	—	(0.000)(d)	1.00	0.01	358,250	0.79	0.19	0.01
Class T
2/28/2026(c)	1.00	0.018	0.018	(0.018)	—	(0.018)	1.00	1.83	16,978	0.42	0.40	3.55
8/31/2025	1.00	0.042	0.042	(0.042)	—	(0.042)	1.00	4.32	4,510	0.41	0.40	4.25
8/31/2024	1.00	0.051	0.051	(0.051)	—	(0.051)	1.00	5.25	4,260	0.42	0.40	5.12
8/31/2023	1.00	0.042	0.042	(0.042)	—	(0.042)	1.00	4.24	4,779	0.42	0.40	3.93
8/31/2022	1.00	0.004	0.004	(0.004)	(0.000)(d)	(0.004)	1.00	0.41	1,675,783	0.42	0.26	0.43
8/31/2021	1.00	0.000(d)	0.000(d)	(0.000)(d)	—	(0.000)(d)	1.00	0.01	1,380,925	0.44	0.17	0.01
Class V
2/28/2026(c)	1.00	0.019	0.019	(0.019)	—	(0.019)	1.00	1.88	31,120	0.32	0.30	3.56
8/31/2025	1.00	0.043	0.043	(0.043)	—	(0.043)	1.00	4.43	863	0.31	0.30	4.37
8/31/2024	1.00	0.052	0.052	(0.052)	—	(0.052)	1.00	5.36	1,159	0.31	0.29	5.09
8/31/2023	1.00	0.043	0.043	(0.043)	—	(0.043)	1.00	4.35	234	0.32	0.30	3.97
8/31/2022	1.00	0.005	0.005	(0.005)	(0.000)(d)	(0.005)	1.00	0.46	24,518	0.32	0.21	0.48
8/31/2021	1.00	0.000(d)	0.000(d)	(0.000)(d)	—	(0.000)(d)	1.00	0.01	20,320	0.34	0.19	0.01
Class X
2/28/2026(c)	1.00	0.019	0.019	(0.019)	—	(0.019)	1.00	1.96	2,457,679	0.22	0.14	3.95
8/31/2025	1.00	0.045	0.045	(0.045)	—	(0.045)	1.00	4.60	3,270,625	0.21	0.14	4.46
8/31/2024	1.00	0.054	0.054	(0.054)	—	(0.054)	1.00	5.53	2,011,702	0.22	0.14	5.39
8/31/2023	1.00	0.044	0.044	(0.044)	—	(0.044)	1.00	4.51	2,181,668	0.22	0.14	5.25
8/31/2022	1.00	0.005	0.005	(0.005)	(0.000)(d)	(0.005)	1.00	0.53	7,724	0.23	0.14	0.31
8/31/2021	1.00	0.001	0.001	(0.001)	—	(0.001)	1.00	0.05	22,506	0.24	0.14	0.05
Class Y
2/28/2026(c)	1.00	0.018	0.018	(0.018)	—	(0.018)	1.00	1.81	8,904	0.47	0.45	3.62
8/31/2025	1.00	0.042	0.042	(0.042)	—	(0.042)	1.00	4.27	8,709	0.46	0.45	4.28
8/31/2024	1.00	0.051	0.051	(0.051)	—	(0.051)	1.00	5.20	29,653	0.47	0.45	5.08
8/31/2023	1.00	0.041	0.041	(0.041)	—	(0.041)	1.00	4.19	11,558	0.47	0.45	4.23
8/31/2022	1.00	0.004	0.004	(0.004)	(0.000)(d)	(0.004)	1.00	0.39	2,928	0.47	0.27	0.38
8/31/2021	1.00	0.000(d)	0.000(d)	(0.000)(d)	—	(0.000)(d)	1.00	0.01	6,005	0.49	0.24	0.01
Class Z
2/28/2026(c)	1.00	0.019	0.019	(0.019)	—	(0.019)	1.00	1.93	2,077	0.22	0.20	3.88
8/31/2025	1.00	0.044	0.044	(0.044)	—	(0.044)	1.00	4.53	89,656	0.21	0.20	4.47
8/31/2024	1.00	0.053	0.053	(0.053)	—	(0.053)	1.00	5.46	118,015	0.22	0.20	5.33
8/31/2023	1.00	0.044	0.044	(0.044)	—	(0.044)	1.00	4.45	119,250	0.22	0.20	4.18
8/31/2022	1.00	0.005	0.005	(0.005)	(0.000)(d)	(0.005)	1.00	0.50	469,483	0.23	0.17	0.52
8/31/2021	1.00	0.000(d)	0.000(d)	(0.000)(d)	—	(0.000)(d)	1.00	0.01	421,266	0.24	0.17	0.02

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Unaudited for the six month period ending February 28, 2026.
(d)	Amount represents less than $0.0005 per share.
The accompanying notes are an integral part of these financial statements.

40	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Financial Highlights

		INVESTMENT OPERATIONS:		LESS DISTRIBUTIONS FROM:					SUPPLEMENTAL DATA AND RATIOS:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (loss)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(b)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(b)	Ratio of Net Investment Income (loss) to Average Net Assets(b)
Retail Tax Free Obligations Fund
Class A
2/28/2026(c)	$1.00	$0.009	$0.009	$(0.009)	$(0.000)(d)	$(0.009)	$1.00	0.90%	$29,424	0.87%	0.75%	1.82%
8/31/2025	1.00	0.022	0.022	(0.022)	—	(0.022)	1.00	2.21	29,461	0.86	0.75	2.20
8/31/2024	1.00	0.028	0.028	(0.028)	(0.000)(d)	(0.028)	1.00	2.81	29,607	0.88	0.75	2.77
8/31/2023	1.00	0.021	0.021	(0.021)	—	(0.021)	1.00	2.12	29,660	0.86	0.75	2.07
8/31/2022	1.00	0.001	0.001	(0.001)	(0.000)(d)	(0.001)	1.00	0.09	35,244	0.82	0.43	0.08
8/31/2021	1.00	0.000(d)	0.000(d)	(0.000)(d)	—	(0.000)(d)	1.00	0.01	41,394	0.84	0.13	0.01
Class T
2/28/2026(c)	1.00	0.011	0.011	(0.011)	(0.000)(d)	(0.011)	1.00	1.08	4,981	0.51	0.40	2.19
8/31/2025	1.00	0.025	0.025	(0.025)	—	(0.025)	1.00	2.58	7,314	0.51	0.40	2.56
8/31/2024	1.00	0.031	0.031	(0.031)	(0.000)(d)	(0.031)	1.00	3.18	15,349	0.53	0.40	3.12
8/31/2023	1.00	0.025	0.025	(0.025)	—	(0.025)	1.00	2.48	15,874	0.50	0.40	2.25
8/31/2022	1.00	0.002	0.002	(0.002)	(0.000)(d)	(0.002)	1.00	0.20	377,950	0.48	0.23	0.19
8/31/2021(e)	1.00	0.000(d)	0.000(d)	(0.000)(d)	—	(0.000)(d)	1.00	0.01	331,979	0.50	0.12	0.01
Class V
2/28/2026(c)	1.00	0.043	0.011	(0.011)	(0.000)(d)	(0.011)	1.00	1.12	23,020	0.42	0.30	2.01
8/31/2025	1.00	0.026	0.026	(0.026)	—	(0.026)	1.00	2.68	28	0.41	0.30	2.49
8/31/2024	1.00	0.032	0.032	(0.032)	(0.000)(d)	(0.032)	1.00	3.27	27	0.42	0.30	3.11
8/31/2023	1.00	0.026	0.026	(0.026)	—	(0.026)	1.00	2.58	9,303	0.41	0.30	2.45
8/31/2022	1.00	0.002	0.002	(0.002)	(0.000)(d)	(0.002)	1.00	0.25	4,417	0.38	0.15	0.18
8/31/2021	1.00	0.000(d)	0.000(d)	(0.000)(d)	—	(0.000)(d)	1.00	0.01	34,332	0.40	0.12	0.01
Class Y
2/28/2026(c)	1.00	0.010	0.010	(0.010)	(0.000)(d)	(0.010)	1.00	1.05	17,872	0.57	0.45	2.08
8/31/2025	1.00	0.025	0.025	(0.025)	—	(0.025)	1.00	2.52	15,957	0.56	0.45	2.49
8/31/2024	1.00	0.031	0.031	(0.031)	(0.000)(d)	(0.031)	1.00	3.12	20,621	0.58	0.45	3.04
8/31/2023	1.00	0.024	0.024	(0.024)	—	(0.024)	1.00	2.43	12,939	0.56	0.45	2.42
8/31/2022	1.00	0.002	0.002	(0.002)	(0.000)(d)	(0.002)	1.00	0.18	15,038	0.52	0.25	0.18
8/31/2021	1.00	0.000(d)	0.000(d)	(0.000)(d)	—	(0.000)(d)	1.00	0.01	14,691	0.54	0.18	0.01
Class Z
2/28/2026(c)	1.00	0.012	0.012	(0.012)	(0.000)(d)	(0.012)	1.00	1.17	298,269	0.32	0.20	2.36
8/31/2025	1.00	0.027	0.027	(0.027)	—	(0.027)	1.00	2.78	309,854	0.31	0.20	2.74
8/31/2024	1.00	0.033	0.033	(0.033)	(0.000)(d)	(0.033)	1.00	3.38	306,107	0.33	0.20	3.31
8/31/2023	1.00	0.027	0.027	(0.027)	—	(0.027)	1.00	2.68	292,928	0.32	0.20	2.96
8/31/2022	1.00	0.003	0.003	(0.003)	(0.000)(d)	(0.003)	1.00	0.29	61,637	0.28	0.16	0.36
8/31/2021	1.00	0.000(d)	0.000(d)	(0.000)(d)	—	(0.000)(d)	1.00	0.01	34,986	0.29	0.12	0.01

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Unaudited for the six month period ending February 28, 2026.
(d)	Amount represents less than $0.0005 per share.
(e)	Inception date of the Class was September 18, 2020.
The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	41

Financial Highlights

		INVESTMENT OPERATIONS:		LESS DISTRIBUTIONS FROM:					SUPPLEMENTAL DATA AND RATIOS:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (loss)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(b)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(b)	Ratio of Net Investment Income (loss) to Average Net Assets(b)
Treasury Obligations Fund
Class A
2/28/2026(c)	$1.00	$0.016	$0.016	$(0.016)	$—	$(0.016)	$1.00	1.61%	$466,740	0.74%	0.74%	3.22%
8/31/2025	1.00	0.038	0.038	(0.038)	—	(0.038)	1.00	3.86	529,338	0.74	0.74	3.80
8/31/2024	1.00	0.047	0.047	(0.047)	(0.000)(d)	(0.047)	1.00	4.83	518,369	0.66	0.66	4.71
8/31/2023	1.00	0.037	0.037	(0.037)	—	(0.037)	1.00	3.73	610,388	0.75	0.75	3.92
8/31/2022	1.00	0.002	0.002	(0.002)	(0.000)(d)	(0.002)	1.00	0.24	209,603	0.75	0.34	0.26
8/31/2021	1.00	0.000(d)	0.000(d)	(0.000)(d)	—	(0.000)(d)	1.00	0.01	200,750	0.77	0.09	0.01
Class D
2/28/2026(c)	1.00	0.017	0.017	(0.017)	—	(0.017)	1.00	1.68	2,024,757	0.59	0.59	3.36
8/31/2025	1.00	0.039	0.039	(0.039)	—	(0.039)	1.00	4.01	1,874,529	0.59	0.59	3.95
8/31/2024	1.00	0.048	0.048	(0.048)	(0.000)(d)	(0.048)	1.00	4.89	1,865,337	0.60	0.60	4.78
8/31/2023	1.00	0.038	0.038	(0.038)	—	(0.038)	1.00	3.88	1,772,689	0.60	0.60	3.82
8/31/2022	1.00	0.003	0.003	(0.003)	(0.000)(d)	(0.003)	1.00	0.29	1,773,929	0.60	0.28	0.27
8/31/2021	1.00	0.000(d)	0.000(d)	(0.000)(d)	—	(0.000)(d)	1.00	0.01	1,968,085	0.62	0.09	0.01
Class P
2/28/2026(c)	1.00	0.019	0.019	(0.019)	—	(0.019)	1.00	1.90	2,653,969	0.19	0.16	3.81
8/31/2025	1.00	0.044	0.044	(0.044)	—	(0.044)	1.00	4.46	4,486,511	0.19	0.16	4.29
8/31/2024	1.00	0.052	0.052	(0.052)	(0.000)(d)	(0.052)	1.00	5.35	1,565,527	0.20	0.16	5.23
8/31/2023	1.00	0.043	0.043	(0.043)	—	(0.043)	1.00	4.35	3,407,349	0.20	0.15	4.52
8/31/2022	1.00	0.005	0.005	(0.005)	(0.000)(d)	(0.005)	1.00	0.48	1,381,010	0.20	0.09	0.33
8/31/2021	1.00	0.000(d)	0.000(d)	(0.000)(d)	—	(0.000)(d)	1.00	0.03	2,511,825	0.22	0.05	0.02
Class T
2/28/2026(c)	1.00	0.018	0.018	(0.018)	—	(0.018)	1.00	1.78	56,448	0.39	0.39	3.58
8/31/2025	1.00	0.041	0.041	(0.041)	—	(0.041)	1.00	4.22	49,835	0.39	0.39	3.99
8/31/2024	1.00	0.050	0.050	(0.050)	(0.000)(d)	(0.050)	1.00	5.10	3,116	0.40	0.40	4.99
8/31/2023	1.00	0.040	0.040	(0.040)	—	(0.040)	1.00	4.09	3,027	0.40	0.40	3.88
8/31/2022	1.00	0.004	0.004	(0.004)	(0.000)(d)	(0.004)	1.00	0.36	431,310	0.40	0.23	0.36
8/31/2021(e)	1.00	0.000(d)	0.000(d)	(0.000)(d)	—	(0.000)(d)	1.00	0.01	402,360	0.42	0.08	0.01
Class V
2/28/2026(c)	1.00	0.018	0.018	(0.018)	—	(0.018)	1.00	1.83	1,703,286	0.29	0.29	3.65
8/31/2025	1.00	0.042	0.042	(0.042)	—	(0.042)	1.00	4.32	1,352,878	0.29	0.29	4.25
8/31/2024	1.00	0.051	0.051	(0.051)	(0.000)(d)	(0.051)	1.00	5.21	1,522,548	0.30	0.30	5.08
8/31/2023	1.00	0.041	0.041	(0.041)	—	(0.041)	1.00	4.20	1,040,844	0.30	0.30	4.28
8/31/2022	1.00	0.004	0.004	(0.004)	(0.000)(d)	(0.004)	1.00	0.40	615,390	0.30	0.17	0.34
8/31/2021	1.00	0.000(d)	0.000(d)	(0.000)(d)	—	(0.000)(d)	1.00	0.01	636,668	0.32	0.09	0.01
Class X
2/28/2026(c)	1.00	0.019	0.019	(0.019)	—	(0.019)	1.00	1.91	22,601,307	0.19	0.14	3.82
8/31/2025	1.00	0.044	0.044	(0.044)	—	(0.044)	1.00	4.49	16,750,099	0.19	0.14	4.39
8/31/2024	1.00	0.052	0.052	(0.052)	(0.000)(d)	(0.052)	1.00	5.37	15,259,289	0.20	0.14	5.25
8/31/2023	1.00	0.043	0.043	(0.043)	—	(0.043)	1.00	4.36	17,353,040	0.20	0.14	4.44
8/31/2022	1.00	0.005	0.005	(0.005)	(0.000)(d)	(0.005)	1.00	0.48	8,609,415	0.20	0.10	0.54
8/31/2021	1.00	0.000(d)	0.000(d)	(0.000)(d)	—	(0.000)(d)	1.00	0.03	6,677,792	0.22	0.07	0.03
Class Y
2/28/2026(c)	1.00	0.017	0.017	(0.017)	—	(0.017)	1.00	1.76	5,345,883	0.44	0.44	3.53
8/31/2025	1.00	0.041	0.041	(0.041)	—	(0.041)	1.00	4.17	5,377,460	0.44	0.44	4.09
8/31/2024	1.00	0.049	0.049	(0.049)	(0.000)(d)	(0.049)	1.00	5.05	5,320,429	0.45	0.45	4.93
8/31/2023	1.00	0.040	0.040	(0.040)	—	(0.040)	1.00	4.04	4,333,296	0.45	0.45	4.06
8/31/2022	1.00	0.003	0.003	(0.003)	(0.000)(d)	(0.003)	1.00	0.34	2,883,223	0.45	0.23	0.32
8/31/2021	1.00	0.000(d)	0.000(d)	(0.000)(d)	—	(0.000)(d)	1.00	0.01	2,823,404	0.47	0.09	0.01

The accompanying notes are an integral part of these financial statements.

42	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Financial Highlights

		INVESTMENT OPERATIONS:		LESS DISTRIBUTIONS FROM:					SUPPLEMENTAL DATA AND RATIOS:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (loss)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(b)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(b)	Ratio of Net Investment Income (loss) to Average Net Assets(b)
Treasury Obligations Fund — (Concluded)
Class Z
2/28/2026(c)	$1.00	$0.019	$0.019	$(0.019)	$—	$(0.019)	$1.00	1.89%	$22,011,433	0.19%	0.18%	3.78%
8/31/2025	1.00	0.044	0.044	(0.044)	—	(0.044)	1.00	4.44	21,152,300	0.19	0.18	4.35
8/31/2024	1.00	0.052	0.052	(0.052)	(0.000)(d)	(0.052)	1.00	5.33	19,055,273	0.20	0.18	5.20
8/31/2023	1.00	0.042	0.042	(0.042)	—	(0.042)	1.00	4.32	18,362,650	0.20	0.18	4.30
8/31/2022	1.00	0.005	0.005	(0.005)	(0.000)(d)	(0.005)	1.00	0.46	12,580,830	0.20	0.12	0.43
8/31/2021	1.00	0.000(d)	0.000(d)	(0.000)(d)	—	(0.000)(d)	1.00	0.02	12,540,215	0.23	0.08	0.02

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Unaudited for the six month period ending February 28, 2026.
(d)	Amount represents less than $0.0005 per share.
(e)	Inception date of the Class was September 18, 2020.
The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	43

Financial Highlights

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:				SUPPLEMENTAL DATA AND RATIOS:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (loss)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(b)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(b)	Ratio of Net Investment Income (loss) to Average Net Assets(b)
U.S. Treasury Money Market Fund
Class A
2/28/2026(c)	$1.00	$0.016	$0.016	$(0.016)	$(0.000)(d)	$(0.016)	$1.00	1.59%	$88,239	0.75%	0.75%	3.18%
8/31/2025	1.00	0.038	0.038	(0.038)	—	(0.038)	1.00	3.83	106,342	0.75	0.75	3.70
8/31/2024	1.00	0.046	0.046	(0.046)	—	(0.046)	1.00	4.74	55,905	0.76	0.75	4.64
8/31/2023	1.00	0.035	0.035	(0.035)	—	(0.035)	1.00	3.59	147,926	0.76	0.75	3.77
8/31/2022	1.00	0.002	0.002	(0.002)	(0.000)(d)	(0.002)	1.00	0.16	32,752	0.76	0.29	0.13
8/31/2021	1.00	—	—	—	(0.000)(d)	(0.000)(d)	1.00	0.01	55,228	0.79	0.09	—
Class D
2/28/2026(c)	1.00	0.017	0.017	(0.017)	(0.000)(d)	(0.017)	1.00	1.66	295,646	0.60	0.60	3.32
8/31/2025	1.00	0.039	0.039	(0.039)	—	(0.039)	1.00	3.98	223,425	0.60	0.60	3.88
8/31/2024	1.00	0.048	0.048	(0.048)	—	(0.048)	1.00	4.90	108,230	0.61	0.60	4.78
8/31/2023	1.00	0.037	0.037	(0.037)	—	(0.037)	1.00	3.75	66,682	0.61	0.60	3.72
8/31/2022	1.00	0.002	0.002	(0.002)	(0.000)(d)	(0.002)	1.00	0.21	73,142	0.61	0.22	0.14
8/31/2021	1.00	—	—	—	(0.000)(d)	(0.000)(d)	1.00	0.01	89,199	0.64	0.09	—
Class T
2/28/2026(c)	1.00	0.017	0.017	(0.017)	(0.000)(d)	(0.017)	1.00	1.76	39,479	0.40	0.40	3.49
8/31/2025	1.00	0.041	0.041	(0.041)	—	(0.041)	1.00	4.19	24,598	0.41	0.40	4.11
8/31/2024	1.00	0.050	0.060	(0.050)	—	(0.050)	1.00	5.10	17,198	0.41	0.40	4.99
8/31/2023	1.00	0.039	0.039	(0.039)	—	(0.039)	1.00	3.96	17,927	0.41	0.40	3.73
8/31/2022	1.00	0.003	0.003	(0.003)	(0.000)(d)	(0.003)	1.00	0.28	83,118	0.41	0.22	0.26
8/31/2021(e)	1.00	—	—	—	(0.000)(d)	(0.000)(d)	1.00	0.01	110,639	0.43	0.08	—
Class V
2/28/2026(c)	1.00	0.018	0.018	(0.018)	(0.000)(d)	(0.018)	1.00	1.82	442,319	0.30	0.30	3.62
8/31/2025	1.00	0.042	0.042	(0.042)	—	(0.042)	1.00	4.30	328,496	0.31	0.30	4.21
8/31/2024	1.00	0.051	0.051	(0.051)	—	(0.051)	1.00	5.21	408,786	0.31	0.30	5.09
8/31/2023	1.00	0.040	0.040	(0.040)	—	(0.040)	1.00	4.06	270,658	0.31	0.30	4.20
8/31/2022	1.00	0.003	0.003	(0.003)	(0.000)(d)	(0.003)	1.00	0.32	115,480	0.31	0.17	0.29
8/31/2021	1.00	—	—	—	(0.000)(d)	(0.000)(d)	1.00	0.01	130,210	0.33	0.09	—
Class X
2/28/2026(c)	1.00	0.019	0.019	(0.019)	(0.000)(d)	(0.019)	1.00	1.89	1,887,362	0.20	0.16	3.74
8/31/2025(f)	1.00	0.019	0.019	(0.019)	—	(0.019)	1.00	1.89	1,036,846	0.21	0.16	4.16
Class Y
2/28/2026(c)	1.00	0.017	0.017	(0.017)	(0.000)(d)	(0.017)	1.00	1.74	2,321,280	0.45	0.45	3.47
8/31/2025	1.00	0.041	0.041	(0.041)	—	(0.041)	1.00	4.14	1,727,169	0.45	0.45	4.03
8/31/2024	1.00	0.049	0.049	(0.049)	—	(0.049)	1.00	5.05	1,298,658	0.46	0.45	4.94
8/31/2023	1.00	0.038	0.038	(0.038)	—	(0.038)	1.00	3.91	771,124	0.46	0.45	3.93
8/31/2022	1.00	0.003	0.003	(0.003)	(0.000)(d)	(0.003)	1.00	0.26	534,323	0.46	0.19	0.19
8/31/2021	1.00	—	—	—	(0.000)(d)	(0.000)(d)	1.00	0.01	710,358	0.48	0.09	—
Class Z
2/28/2026(c)	1.00	0.018	0.018	(0.018)	(0.000)(d)	(0.018)	1.00	1.87	3,907,492	0.20	0.20	3.71
8/31/2025	1.00	0.043	0.043	(0.043)	—	(0.043)	1.00	4.40	3,625,368	0.20	0.20	4.31
8/31/2024	1.00	0.052	0.052	(0.052)	—	(0.052)	1.00	5.31	4,205,495	0.21	0.20	5.19
8/31/2023	1.00	0.041	0.041	(0.041)	—	(0.041)	1.00	4.16	3,319,889	0.21	0.20	4.12
8/31/2022	1.00	0.004	0.004	(0.004)	(0.000)(d)	(0.004)	1.00	0.37	3,058,531	0.21	0.13	0.36
8/31/2021	1.00	0.000(d)	0.000(d)	(0.000)(d)	(0.000)(d)	(0.000)(d)	1.00	0.01	2,967,174	0.23	0.08	0.01

The accompanying notes are an integral part of these financial statements.

44	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Financial Highlights
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Unaudited for the six month period ending February 28, 2026.
(d)	Amount represents less than $0.0005 per share.
(e)	Inception date of the Class was September 18, 2020.
(f)	Inception date of the Class was March 20, 2025.
The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	45

NOTES TO FINANCIAL STATEMENTS
(unaudited as to February 28, 2026)

1. ORGANIZATION
Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Funds Trust (“FAF” or the “Trust”), which is a member of the First American Family of Funds. FAF was established as a Massachusetts business trust on October 12, 2021. Effective December 22, 2023, First American Funds, Inc., a Minnesota corporation, reorganized into the Trust. The reorganizations were treated as tax-free transactions for federal income tax purposes, and all associated costs were paid by the advisor. Following the reorganizations, each acquiring fund adopted the performance and financial history of its respective target fund, and shareholders received and equal share in the new fund. FAF is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end investment management company. FAF’s Declaration of Trust permits the board of trustees to create additional funds in the future. U.S. Bancorp Asset Management, Inc. (“USBAM”) is the investment advisor and administrator to each of the funds (the “advisor” and “administrator”) and is a subsidiary of U.S. Bank National Association (“U.S. Bank”). U.S. Bank is a separate entity and wholly owned subsidiary of U.S. Bancorp.
Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund qualify as “government money market funds” under Rule 2a-7 of the Investment Company Act and seek to maintain a stable net asset value (“NAV”) per share of one dollar. They are not subject to the liquidity fees that may apply to other money market funds. These three funds offer Class A, Class D, Class T, Class V, Class X (effective in U.S. Treasury Money Market March 20, 2025), Class Y, and Class Z shares. Additionally, Government Obligations Fund and Treasury Obligations Fund offer Class P shares, and Government Obligations Fund also offers Class U shares.
Retail Prime Obligations Fund and Retail Tax Free Obligations Fund are open to retail investors (“natural persons”) and seek to maintain a stable NAV per share of one dollar. They are subject to the possibility of liquidity fees, as required by Rule 2a-7 of the Investment Company Act. Retail Prime Obligations Fund and Retail Tax Free Obligations Fund offer Class A, Class T, Class V, Class Y, and Class Z shares. Retail Prime Obligations Fund also offers Class X shares.
Institutional Prime Obligations Fund is subject to the possibility of liquidity fees and transacts at a floating NAV calculated to four decimal places, as required by Rule 2a-7 of the Investment Company Act. The fund may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the fund’s Board of Trustees determine to impose one. The fund is required to impose a mandatory liquidity fee when the fund experiences daily net redemptions that exceed 5% of net assets. The fund intends to invest solely in securities that are considered daily or weekly liquid assets under Rule 2a-7 under the Investment Company Act (typically maturing in five business days or less or subject to a demand feature that is exercisable within five business days). Although it has no current intention of investing in securities maturing in greater than five business days, the fund may do so in accordance with the requirements of Rule 2a-7. The fund offers Class T, Class V, Class Y, and Class Z shares.
Each fund’s prospectus provides descriptions of its investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to its servicing or distribution arrangements.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The significant accounting policies followed by the funds are as follows:
SECURITY VALUATIONS
Government Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund
Investment securities held are stated at amortized cost (except for investments in other money market funds which are valued at their most current NAV), which approximates fair value. Under the

46	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

NOTES TO FINANCIAL STATEMENTS
(unaudited as to February 28, 2026)(Continued)
amortized cost method any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act, the fair value of securities held in the funds are determined using amortized cost, which is compared to prices provided by independent pricing providers.
As the valuation designee, if the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of trustees. If the difference between the aggregate market value and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of trustees and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of trustees will be convened and the board will determine what action, if any, to take. During the six-month period ended February 28, 2026, the differences between the aggregate market value and the aggregate amortized cost of all securities did not exceed 0.25% for any fund on any day of the period.
Institutional Prime Obligations Fund
The fund prices and transacts its shares at a floating NAV, rounded to the fourth decimal place. The NAV per share of each share class of the fund is calculated at 2:00 p.m. Central Time on each business day that the fund is open. The fund’s investments for which market quotations are readily available will be valued at market value on the basis of quotations furnished by a pricing service or provided by securities dealers. If market quotations are not readily available, or if the advisor believes that such quotations do not accurately reflect market prices, the fair value of the fund’s investments will be determined in good faith based upon valuation procedures established by the board of trustees. Short-term debt obligations maturing in sixty days or less may be valued at amortized cost where the advisor believes that it approximates fair value. Shares of other money market funds are valued at their most current NAV.
United States Generally Accepted Accounting Principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3 –	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments).
The fair value levels are not necessarily an indication of the risk associated with investing in these securities. As of February 28, 2026, each fund’s investments were classified as follows:

Fund	Level 1	Level 2	Level 3	Total Fair Value
Government Obligations Fund
U.S. Treasury Repurchase Agreements	$—	$49,890,502,000	$—	$49,890,502,000
U.S. Treasury Debt	—	36,272,153,546	—	36,272,153,546
U.S. Government Agency Debt	—	30,068,720,277	—	30,068,720,277
U.S. Government Agency Repurchase Agreements	—	7,100,000,000	—	7,100,000,000
Investment Companies	900,000,000	—	—	900,000,000
Total Investments	$900,000,000	$123,331,375,823	$—	$124,231,375,823

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	47

NOTES TO FINANCIAL STATEMENTS
(unaudited as to February 28, 2026)(Continued)

Fund	Level 1	Level 2	Level 3	Total Fair Value
Institutional Prime Obligations Fund
U.S. Treasury Repurchase Agreements	$—	$485,084,000	$—	$485,084,000
Other Repurchase Agreements	—	267,000,000	—	267,000,000
Non-Negotiable Time Deposits	—	160,000,000	—	160,000,000
Financial Company Commercial Paper	—	139,918,471	—	139,918,471
Asset Backed Commercial Paper	—	79,954,208	—	79,954,208
Variable Rate Demand Notes	—	20,300,000	—	20,300,000
Certificates of Deposit	—	9,199,184	—	9,199,184
Total Investments	$—	$1,161,455,863	$—	$1,161,455,863
Retail Prime Obligations Fund
Other Repurchase Agreements	$—	$803,000,000	$—	$803,000,000
Financial Company Commercial Paper	—	702,736,543	—	702,736,543
Non-Negotiable Time Deposits	—	435,000,000	—	435,000,000
U.S. Treasury Repurchase Agreements	—	409,564,000	—	409,564,000
Asset Backed Commercial Paper	—	288,322,068	—	288,322,068
Certificates of Deposit	—	280,360,264	—	280,360,264
Other Instruments	—	91,964,247	—	91,964,247
Non-Financial Company Commercial Paper	—	49,765,144	—	49,765,144
U.S. Government Agency Repurchase Agreements	—	25,000,000	—	25,000,000
Total Investments	$—	$3,085,712,266	$—	$3,085,712,266
Retail Tax Free Obligations Fund
Variable Rate Demand Notes	$—	$272,465,000	$—	$272,465,000
Other Municipal Securities	—	53,963,129	—	53,963,129
Non-Financial Company Commercial Paper	—	45,977,000	—	45,977,000
Total Investments	$—	$372,405,129	$—	$372,405,129
Treasury Obligations Fund
U.S. Treasury Repurchase Agreements	$—	$28,192,850,000	$—	$28,192,850,000
U.S. Treasury Debt	—	27,924,864,044	—	27,924,864,044
Total Investments	$—	$56,117,714,044	$—	$56,117,714,044
U.S. Treasury Money Market Fund
U.S. Treasury Debt	$—	$9,017,540,406	$—	$9,017,540,406
Total Investments	$—	$9,017,540,406	$—	$9,017,540,406

Refer to each fund’s Schedule of Investments for further security classification.
During the six-month period ended February 28, 2026, there were no transfers between fair value levels, and the funds’ portfolios did not hold any securities deemed to be Level 3.

48	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

NOTES TO FINANCIAL STATEMENTS
(unaudited as to February 28, 2026)(Continued)
ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of trustees as reflecting fair value.
Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of trustees as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of trustees.
As of and during the six-month period ended February 28, 2026, the funds did not hold any restricted securities other than securities sold to the funds under Rule 144A and/or Regulation S under the Securities Act.
SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization, is recorded on an accrual basis.
DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the first business day of the following month.
FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Sub-chapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.
As of February 28, 2026, the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.
Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise. These reclassifications have no effect on net assets. For the year ended August 31, 2025, no adjustments were made for permanent tax differences.
The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains were recorded by the fund.
The distributions paid during the six-month period ended February 28, 2026 and August 31, 2025 (adjusted by dividends payable as of February 28, 2026 and August 31, 2025, respectively) were as follows:

	February 28, 2026
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$2,293,575,075	$—	$—	$2,293,575,075
Institutional Prime Obligations Fund	20,585,313	—	—	20,585,313
Retail Prime Obligations Fund	71,075,522	—	—	71,075,522
Retail Tax Free Obligations Fund	—	4,357,028	—	4,357,028
Treasury Obligations Fund	973,058,089	—	—	973,058,089
US Treasury Money Market Fund	145,560,998	—	—	145,560,998

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	49

NOTES TO FINANCIAL STATEMENTS
(unaudited as to February 28, 2026)(Continued)

Fund	August 31, 2025
	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$4,419,959,999	$—	$23,208	$4,419,983,207
Institutional Prime Obligations Fund	50,238,703	—	—	50,238,703
Retail Prime Obligations Fund	145,160,965	—	—	145,160,965
Retail Tax Free Obligations Fund	—	10,369,218	—	10,369,218
Treasury Obligations Fund	2,159,981,217	—	—	2,159,981,217
U.S. Treasury Money Market Fund	286,794,914	—	—	286,794,914

Each fund designates as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits related to net capital gain to zero for the tax year ended August 31, 2025.
As of August 31, 2025, the components of accumulated earnings on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Capital Gains	Accumulated Capital Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Government Obligations Fund	$386,483,103	$—	$ —	$(105,140)	$—	$386,377,963
Institutional Prime Obligations Fund	3,737,052	—	—	—	(117,114)	3,619,938
Retail Prime Obligations Fund	14,406,278	—	—	—	—	14,406,278
Retail Tax Free Obligations Fund	22,005	725,870	—	—	—	747,875
Treasury Obligations Fund	170,739,900	—	—	(179,199)	—	170,560,701
US Treasury Money Market Fund	24,793,733	—	—	—	(52,141)	24,741,592

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve-month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses.
Qualified late year capital losses are any net capital losses incurred between November 1 and the end of the fiscal year, August 31, 2025. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, August 31, 2025. Government Obligations Fund has deferred a qualified post-October capital loss of $105,140.
The difference between book-basis and tax-basis undistributed/accumulated earnings are primarily due to distributions declared but not paid by August 31, 2025.
Under current law, the funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Capital losses realized under current law will carry forward retaining their classification as either long-term or short-term losses. As of August 31, 2025, Treasury Obligations Fund had indefinite short-term capital loss carryforwards of $128,146 and had indefinite long-term capital loss carryforwards of $51,053. During the fiscal year ended August 31, 2025, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund utilized $4,722, $15,955, and $80,280 of capital loss carryforwards.
REPURCHASE AGREEMENTS – Each fund (other than U.S. Treasury Money Market Fund) may enter into repurchase agreement transactions with counterparties whom the funds’ investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities from the funds at a

50	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

NOTES TO FINANCIAL STATEMENTS
(unaudited as to February 28, 2026)(Continued)
mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund, plus interest, at a rate that is negotiated on the basis of current short-term rates.
Securities purchased in repurchase agreement transactions are held by the custodian bank or maintained in a segregated account by an unaffiliated third-party custodian bank until the maturity of the respective repurchase agreement transaction. Provisions of the repurchase agreements are designed to ensure that the value of the purchased securities, including accrued interest thereon, is sufficient in the event of default of the counterparty. Valuation of securities purchased in repurchase agreement transactions subject to separate custodial undertaking is performed by the contractual custodian using its own pricing sources and methods. If the counterparty defaults and the value of the purchased securities declines or if the counterparty enters an insolvency proceeding, realization of the purchased securities by the fund may be delayed or limited. Retail Tax Free Obligations Fund did not enter into repurchase agreement transactions during the six-month period ended February 28, 2026.
Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), each fund may enter into repurchase agreement transactions (and other short-term investments) on a joint basis with certain other funds advised by the advisor.
The table below shows the offsetting assets and liabilities relating to the repurchase agreement transactions shown on the Statements of Assets and Liabilities:

Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount[1]
				Financial Instruments	Securities Sold (Purchased)
Repurchase Agreements
Government Obligations Fund	$56,990,502,000	$ —	$56,990,502,000	$ —	$(56,990,502,000)	$ —
Institutional Prime Obligations Fund	752,084,000	—	752,084,000		(752,084,000)	—
Retail Prime Obligations Fund	1,237,564,000	—	1,237,564,000	—	(1,237,564,000)	—
Treasury Obligations Fund	28,192,850,000	—	28,192,850,000	—	(28,192,850,000)	—

[1]	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any margin excess.
The table below shows the remaining contractual maturity of the repurchase agreements:

Remaining Contractual Maturity of the Repurchase Agreements	Overnight and Continuous	Up to 30 Days	31 to 90 Days	Over 91 Days	Total
Government Obligations Fund U.S. Treasury	$30,537,502,000	$18,853,000,000	$500,000,000	$ —	$49,890,502,000
U.S. Government Agency	6,400,000,000	700,000,000	—	—	7,100,000,000
Total	$36,937,502,000	$19,553,000,000	$500,000,000	$—	$56,990,502,000

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	51

NOTES TO FINANCIAL STATEMENTS
(unaudited as to February 28, 2026)(Continued)

Remaining Contractual Maturity of the Repurchase Agreements	Overnight and Continuous	Up to 30 Days	31 to 90 Days	Over 91 Days	Total
Institutional Prime Obligations Fund
Other	$222,000,000	$45,000,000	$—	$ —	$267,000,000
U.S. Treasury	485,084,000	—	—	—	485,084,000
Total	$707,084,000	$45,000,000	$—	$—	$752,084,000
Retail Prime Obligations Fund
Other	$603,000,000	$110,000,000	$90,000,000	$—	$803,000,000
U.S. Government Agency	25,000,000	—	—	—	25,000,000
U.S. Treasury	409,564,000	—	—	—	409,564,000
Total	$1,037,564,000	$110,000,000	$90,000,000	$—	$1,237,564,000
Treasury Obligations Fund
U.S. Treasury	$18,342,850,000	$9,600,000,000	$250,000,000	$—	$28,192,850,000
Total	$18,342,850,000	$9,600,000,000	$250,000,000	$—	$28,192,850,000

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds. Class-specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class.
INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended February 28, 2026.
USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.
SEGMENT REPORTING – As of the prior reporting period, the funds adopted FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280), which enhances disclosure requirements for public entities, including those with a single reportable segment. Each fund operates as a single segment and this standard impacts only disclosures, consistent with its defined investment strategy. USBAM senior management serves as the Chief Operating Decision Maker (“CODM”). The CODM reviews financial metrics such as portfolio composition, total return, expense ratios, and changes in net assets to assess performance and allocate resources and is consistent to that presented in the financial statements.
3. FEES AND EXPENSES
INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement, USBAM manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay USBAM a monthly fee equal, on an annual basis, to 0.10% of the fund’s average daily net assets.

52	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

NOTES TO FINANCIAL STATEMENTS
(unaudited as to February 28, 2026)(Continued)
The advisor has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026 so the annual fund operating expenses, after waivers, do not exceed the following amounts:
Share Class

Fund	A	D	P	T	U	V	X	Y	Z
Government Obligations Fund	0.75%	0.60%	0.18%	0.40%	0.12%	0.30%	0.14%	0.45%	0.18%
Institutional Prime Obligations Fund	N/A	N/A	N/A	0.40%	N/A	0.30%	N/A	0.45%	0.20%
Retail Prime Obligations Fund	0.75%	N/A	N/A	0.40%	N/A	0.30%	0.14%	0.45%	0.20%
Retail Tax Free
Obligations Fund	0.75%	N/A	N/A	0.40%	N/A	0.30%	N/A	0.45%	0.20%
Treasury Obligations Fund	0.75%	0.60%	0.18%	0.40%	N/A	0.30%	0.14%	0.45%	0.18%
U.S. Treasury Money Market Fund	0.75%	0.60%	N/A	0.40%	N/A	0.30%	0.16%	0.45%	0.20%

These contractual waivers and reimbursements will remain in effect through December 31, 2026 and may not be terminated prior to such time without the approval of the funds’ board of trustees. Waivers and reimbursements by the advisor are otherwise voluntary and may be terminated at any time by the advisor.
In order to maintain minimum yields, or to keep total annual fund operating expenses from exceeding the fund classes expense limitations, USBAM voluntarily waived or reimbursed advisory fees of $51,472 for Retail Tax Free Obligations Fund during the six-month period ended February 28, 2026.
ADMINISTRATION FEES – USBAM serves as the funds’ administrator pursuant to an administration agreement between USBAM and the funds. U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“USBGFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBGFS and USBAM. USBGFS is a subsidiary of U.S. Bank. Under the administration agreement, USBAM is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay USBAM administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.18% of the aggregate average daily Class A share net assets and 0.13% of the aggregate average daily net assets for all other share classes of all funds, up to $8 billion, 0.165% for Class A shares and 0.115% for all other classes on the next $17 billion of the aggregate average daily net assets, 0.15% for Class A shares and 0.10% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.13% for Class A shares and 0.08% for all other classes of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse USBAM and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.
In order to maintain minimum yields for each fund, or to keep total annual fund operating expenses from exceeding the fund classes expense limitations, USBAM voluntarily waived or reimbursed administration fees of $17,554,362, $190,168, $1,051,753, $161,574, $6,768,443, and $310,349, for Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 28, 2026.
TRANSFER AGENT FEES – USBGFS serves as the funds’ transfer agent pursuant to a transfer agent agreement between USBGFS and the funds. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class, based upon the number of accounts within each fund. In addition to these fees, the funds pay USBGFS each fund’s pro rata share of an amount

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	53

NOTES TO FINANCIAL STATEMENTS
(unaudited as to February 28, 2026)(Continued)
equal, on an annual basis, to 0.0008% of the aggregate average daily net assets up to $25 billion, 0.0007% of the aggregate average daily net assets for the next $25 billion, and 0.0005% of the aggregate average daily net assets in excess of $50 billion. The funds may reimburse USBGFS for out-of-pocket expenses incurred in providing transfer agent services.
CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement between U.S. Bank and the funds. Each fund pays the custodian its pro rata share of an amount equal, on an annual basis, to 0.0030% of the aggregate average daily market value of all securities and cash held in the funds up to $25 billion, 0.0025% of the aggregate average daily market value of all securities and cash held in the funds for the next $25 billion, and 0.0020% of the aggregate average daily market value of all securities and cash held in the funds in excess of $50 billion. All fees are computed daily and paid monthly.
Under the custodian agreement, the custodian may charge a fee for any cash overdrafts incurred by a particular fund, which increases that fund’s custodian expenses. For the six-month period ended February 28, 2026, custodian fees were not increased as a result of any overdrafts.
DISTRIBUTION AND SHAREHOLDER SERVICING (12B-1) FEES – Quasar Distributors, LLC (“Quasar”), a wholly owned subsidiary of Foreside Distributors, LLC and an indirect subsidiary of Foreside Financial Group, LLC (“Foreside”), serves as distributor of the funds pursuant to a distribution agreement between Quasar and the funds. Under the distribution agreement and pursuant to a plan adopted by each fund under Rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of up to 0.25% and 0.15% of each fund’s average daily net assets attributable to Class A and Class D, respectively. No distribution or shareholder servicing fees are paid to Quasar by any other share class of the funds. These fees are used by Quasar for the primary purpose of reimbursing broker-dealers for their sale of fund shares.
Under these distribution and shareholder servicing agreements, the following amounts were retained by affiliates of USBAM for the six-month period ended February 28, 2026:

Fund	Amount
Government Obligations Fund	$4,135,326
Retail Prime Obligations Fund	741,158
Retail Tax Free Obligations Fund	38,769
Treasury Obligations Fund	2,022,363
U.S. Treasury Money Market Fund	281,935

SHAREHOLDER SERVICING (NON-12B-1) FEES – FAF has also adopted and entered into a shareholder servicing plan and agreement with USBAM, under which USBAM has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class T, Class V, and Class Y shares. Each fund pays USBAM a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets attributable to Class A, Class D, and Class Y shares, a fee equal to an annual rate of 0.20% of the average daily net assets attributable to Class T shares, and a fee equal to an annual rate of 0.10% of the average daily net assets attributable to Class V shares.
Under this shareholder servicing plan and agreement, the following amounts were paid to USBAM for the six-month period ended February 28, 2026:

Fund	Amount
Government Obligations Fund	$25,761,813
Institutional Prime Obligations Fund	339,267
Retail Prime Obligations Fund	781,124
Retail Tax Free Obligations Fund	69,057
Treasury Obligations Fund	10,360,987
U.S. Treasury Money Market Fund	2,920,678

54	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

NOTES TO FINANCIAL STATEMENTS
(unaudited as to February 28, 2026)(Continued)
OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholders reports, fees and expenses of independent trustees, insurance, and other miscellaneous expenses.
4. FUND SHARES FOR INSTITUTIONAL PRIME OBLIGATIONS FUND
Transactions in fund shares for each class of Institutional Prime Obligations Fund were as follows:

	Sales	Reinvestments of distributions	Redemptions	Net increase (decrease)
Six-Month Period Ended February 28, 2026
Class T	129,809,542	—	(123,560,899)	6,248,643
Class V	68,506,627	133,391	(39,979,981)	28,660,037
Class Y	758,541,172	20,740	(751,293,512)	7,268,400
Class Z	3,973,124,620	222,708	(3,947,892,534)	25,454,794
Year Ended August 31, 2025
Class T	338,005,471	56	(383,987,038)	(45,981,511)
Class V	121,443,673	442,061	(124,953,325)	(3,067,591)
Class Y	1,503,475,811	48,465	(1,499,072,166)	4,452,110
Class Z	6,547,132,324	1,147,550	(6,630,859,588)	(82,579,714)

5. PORTFOLIO CHARACTERISTICS OF RETAIL TAX FREE OBLIGATIONS FUND
Retail Tax Free Obligations Fund invests in municipal securities. At February 28, 2026, the percentage of portfolio investments by each category was as follows:

Retail Tax Free Obligations Fund
Weekly Variable Rate Demand Notes	68.0%
Commercial Paper & Put Bonds	12.3
Other Municipal Notes & Bonds	14.5
Daily Variable Rate Demand Notes	5.2
100.0%

Retail Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, non-financial company commercial paper, and general obligation bonds. At February 28, 2026, the percentage of total portfolio investments by each revenue source was as follows:

Retail Tax Free Obligations Fund
Revenue Bonds	73.2%
Non-Financial Company Commercial Paper	12.3
General Obligations	14.5
100.0%

6. INDEMNIFICATIONS
The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown as it would be dependent upon future claims that may be made against the funds. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	55

NOTES TO FINANCIAL STATEMENTS
(unaudited as to February 28, 2026) (Concluded)

7. MARKET EVENTS
Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or geopolitical events, trading and tariff arrangements (including trade or diplomatic disputes resulting in the imposition of economic sanctions or the threat of new or modified sanctions), terrorism, wars, cybersecurity events, natural or environmental disasters and other circumstances in one country or region could have profound impacts on global economies or markets. Widespread disease and virus epidemics, such as the coronavirus outbreak, could likewise be highly disruptive, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a fund’s investments. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.
Policy and legislative changes in the United States and in other countries may impact the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In addition, controversy or uncertainty regarding the U.S. federal debt ceiling and the threat or occurrence of government shutdowns in the United States may adversely affect investor confidence, market liquidity and volatility, interest rates and the prices of U.S. Treasury and other securities. Failure to adjust the statutory debt limit could result in a default on payments on certain U.S. government securities. Legislative or regulatory actions (or inaction) affecting the U.S. government, its agencies or government-sponsored entities, or a decline in their creditworthiness, may adversely affect a fund’s investments and operations.
8. EVENTS SUBSEQUENT TO PERIOD END
Management has evaluated fund related events and transactions that occurred subsequent to February 28, 2026, through the date of issuance of the funds’ financial statements. There were no events or transactions that occurred during this period that materially impact the amounts or disclosures in the funds’ financial statements other than previously noted.

56	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Other Information
(Unaudited)

Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders of the registrant during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies
The information is disclosed as part of the Financial Statements and Financial Highlights.
Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable to the semi-annual report.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	57

First American Funds
800 Nicollet Mall
BC-MN-17TR
Minneapolis, MN 55402
This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. This report is for the information of shareholders of the First American Funds Trust. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.
The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, Minnesota 55402	CUSTODIAN U.S. Bank National Association 1555 RiverCenter Drive Suite 302 Milwaukee, Wisconsin 53212	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP 700 Nicollet Mall Suite 500 Minneapolis, Minnesota 55402
ADMINISTRATOR U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, Minnesota 55402	DISTRIBUTOR Quasar Distributors, LLC 190 Middle Street Suite 301 Portland, Maine 04101	COUNSEL Ropes & Gray LLP 191 North Wacker Drive Chicago, Illinois 60606
TRANSFER AGENT U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.
0048-26 2/2026 SAR MONEY

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted for a vote to shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

The information is disclosed as part of the Financial Statements and Financial Highlights included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to the semi-annual report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable. Registrant’s code of ethics is provided to any person upon request without charge.

(a)(2)	Not applicable.

(a)(3)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act are filed as exhibits hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds Trust

By:	/s/ James D. Palmer
James D. Palmer
President

Date:	April 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James D. Palmer
James D. Palmer
President

Date:	April 24, 2026

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date:	April 24, 2026